UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Equity Dividend V.I. Fund (formerly BlackRock Utilities and Telecommunications V.I. Fund)
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 40
      East 52nd Street, New York, NY 10022
Registrant’s telephone number, including area code: (800) 456-4587
Date of fiscal year end: 12/31/2010
Date of reporting period: 09/30/2010
Item 1 — Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 2.1%
Honeywell International, Inc.	5,500	$241,670
L-3 Communications Holdings, Inc.	2,400	173,448
Raytheon Co.	4,400	201,124

		616,242

Airlines – 0.8%
Southwest Airlines Co.	17,400	227,418

Automobiles – 1.0%
Ford Motor Co. (a)	7,900	96,696
Harley-Davidson, Inc.	7,100	201,924

		298,620

Beverages – 0.6%
Dr. Pepper Snapple Group, Inc.	5,000	177,600

Biotechnology – 0.9%
Amgen, Inc. (a)	5,000	275,550

Chemicals – 0.8%
Albemarle Corp.	1,100	51,491
Cytec Industries, Inc.	3,300	186,054

		237,545

Commercial Banks – 1.4%
Fifth Third Bancorp	15,400	185,262
Regions Financial Corp.	27,500	199,925
Wells Fargo & Co.	1,300	32,669

		417,856

Communications Equipment – 1.5%
Cisco Systems, Inc. (a)	800	17,520
Motorola, Inc. (a)	28,500	243,105
Tellabs, Inc.	25,100	186,995

		447,620

Computers & Peripherals – 3.5%
Apple, Inc. (a)	700	198,625
Dell, Inc. (a)	17,000	220,320
SanDisk Corp. (a)	5,400	197,910
Seagate Technology (a)	17,000	200,260
Western Digital Corp. (a)	7,700	218,603

		1,035,718

Construction & Engineering — 0.8%
Shaw Group, Inc. (a)	5,200	174,512
URS Corp. (a)	1,900	72,162

		246,674

Consumer Finance – 0.7%
Capital One Financial Corp.	5,400	213,570

Containers & Packaging – 0.3%
Crown Holdings, Inc. (a)	3,200	91,712

Diversified Consumer Services – 0.8%
ITT Educational Services, Inc. (a)	3,100	217,837

Diversified Financial Services – 1.3%
Bank of America Corp.	3,000	39,330
Citigroup, Inc. (a)	66,900	260,910
JPMorgan Chase & Co.	2,100	79,947

		380,187

Diversified Telecommunication Services – 1.0%
AT&T Inc.	2,800	80,080
Qwest Communications International, Inc.	33,200	208,164

		288,244

Electric Utilities – 0.1%
Edison International	1,200	41,268

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	13,200	241,296

Energy Equipment & Services – 1.3%
Nabors Industries Ltd. (a)	9,000	162,540
Rowan Cos., Inc. (a)	7,000	212,520

		375,060

Food & Staples Retailing – 0.7%
Safeway, Inc.	9,900	209,484

Food Products – 0.8%
Flowers Foods, Inc.	1,300	32,292
The Hershey Co.	900	42,831
Tyson Foods, Inc., Class A	9,200	147,384

		222,507

Gas Utilities – 0.2%
Atmos Energy Corp.	1,900	55,575

Health Care Equipment & Supplies – 0.1%
Hologic, Inc. (a)	2,000	32,020

Health Care Providers & Services – 7.0%
Aetna, Inc.	7,500	237,075
AmerisourceBergen Corp.	6,700	205,422
Cardinal Health, Inc.	6,400	211,456
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CHF	Swiss Franc
EUR	Euro
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Community Health Systems, Inc. (a)	4,700	$145,559
Humana, Inc. (a)	4,000	200,960
Lincare Holdings, Inc.	5,700	143,013
McKesson Corp.	3,300	203,874
Tenet Healthcare Corp. (a)	41,800	197,296
UnitedHealth Group, Inc.	7,500	263,325
WellPoint, Inc. (a)	4,000	226,560

		2,034,540

Hotels, Restaurants & Leisure – 0.2%
Starbucks Corp.	2,700	69,066

Household Durables – 0.9%
Leggett & Platt, Inc.	4,600	104,696
Whirlpool Corp.	2,100	170,016

		274,712

Household Products – 0.4%
The Procter & Gamble Co.	1,800	107,946

IT Services – 1.0%
Hewitt Associates, Inc., Class A (a)	3,800	191,634
International Business Machines Corp.	800	107,312

		298,946

Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc. (a)	3,700	77,034

Industrial Conglomerates – 1.1%
General Electric Co.	6,900	112,125
Textron, Inc.	10,400	213,824

		325,949

Insurance – 1.4%
Berkshire Hathaway, Inc. (a)	600	49,608
Genworth Financial, Inc., Class A (a)	14,500	177,190
UnumProvident Corp.	8,500	188,275

		415,073

Internet & Catalog Retail – 0.7%
Expedia, Inc.	6,800	191,828

Internet Software & Services – 0.2%
Google, Inc., Class A (a)	100	52,579

Leisure Equipment & Products – 0.3%
Hasbro, Inc.	2,000	89,020

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc.	700	17,353

Media – 3.7%
CBS Corp., Class B	13,500	214,110
Comcast Corp., Class A	14,900	269,392
DISH Network Corp.	8,500	162,860
News Corp., Class A	17,200	224,632
Omnicom Group, Inc.	5,300	209,244

		1,080,238

Metals & Mining – 0.6%
Titanium Metals Corp. (a)	8,800	175,648

Multi-Utilities – 1.1%
Ameren Corp.	6,900	195,960
Integrys Energy Group, Inc.	2,200	114,532

		310,492

Multiline Retail – 1.2%
Big Lots, Inc. (a)	2,500	83,125
Macy’s, Inc.	9,600	221,664
Target Corp.	1,000	53,440

		358,229

Oil, Gas & Consumable Fuels – 5.5%
Chevron Corp.	900	72,945
Cimarex Energy Co.	2,600	172,068
Exxon Mobil Corp.	5,300	327,487
Marathon Oil Corp.	7,400	244,940
Mariner Energy, Inc. (a)	7,800	188,994
Sunoco, Inc.	5,200	189,800
Whiting Petroleum Corp. (a)	2,200	210,122
Williams Cos., Inc.	10,400	198,744

		1,605,100

Paper & Forest Products – 1.0%
International Paper Co.	9,100	197,925
MeadWestvaco Corp.	3,200	78,016

		275,941

Personal Products – 0.7%
NBTY, Inc. (a)	3,500	192,430

Pharmaceuticals – 2.7%
Bristol-Myers Squibb Co.	1,700	46,087
Eli Lilly & Co.	6,900	252,057
Endo Pharmaceuticals Holdings, Inc. (a)	6,300	209,412
Forest Laboratories, Inc. (a)	4,900	151,557
Johnson & Johnson	1,400	86,744
Pfizer, Inc.	1,701	29,206

		775,063

Semiconductors & Semiconductor Equipment – 4.3%
Advanced Micro Devices, Inc. (a)	28,700	204,057
Altera Corp.	6,900	208,104
Applied Materials, Inc.	13,200	154,176
Intel Corp.	18,600	357,678
Micron Technology, Inc. (a)	23,100	166,551
National Semiconductor Corp.	13,700	174,949

		1,265,515

Software – 3.1%
CA, Inc.	10,300	217,536
Microsoft Corp.	19,700	482,453
Symantec Corp. (a)	13,800	209,346

		909,335

Specialty Retail – 4.3%
Advance Auto Parts, Inc.	3,400	199,512

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (concluded)
GameStop Corp., Class A (a)	9,200	$181,332
The Gap, Inc.	10,800	201,312
Limited Brands, Inc.	7,800	208,884
Ross Stores, Inc.	3,600	196,632
TJX Cos., Inc.	5,200	232,076
Williams-Sonoma, Inc.	1,400	44,380

		1,264,128

Wireless Telecommunication Services – 1.4%
NII Holdings, Inc. (a)	4,800	197,280
Sprint Nextel Corp. (a)	45,400	210,202

		407,482

Total Common Stocks – 64.7%		18,923,250

Fixed Income Securities

	Par
Asset-Backed Securities	(000)

ACE Securities Corp., Series 2005-ASP1, Class M1, 0.94%, 9/25/35 (b)	USD	100		24,132
Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12 (c)		27		26,952
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.39%, 8/15/14 (b)		15		14,985
Chase Issuance Trust, Series 2009-A7, Class A7, 0.73%, 9/17/12 (b)		—	(d)	1
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, 5/16/16 (b)(c)		30		30,341
Countrywide Asset-Backed Certificates (b):
Series 2004-5, Class A, 0.71%, 10/25/34		13		10,682
Series 2004-13, Class AF4, 4.58%, 1/25/33		30		30,629
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	29		40,432
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.62%, 11/25/35 (b)	USD	33		9,783
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34 (b)		8		7,089
Morgan Stanley Home Equity Loans, Series 2007-2, Class A1, 0.36%, 4/25/37 (b)		53		47,973
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)		20		19,622
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.58%, 4/26/21		27		26,472
Series 2008-5, Class A2, 1.60%, 10/25/16		120		121,933
Series 2008-5, Class A4, 2.20%, 7/25/23		100		104,761
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		25		25,053
Series 2010-2, Class C, 3.89%, 7/17/17		30		30,111
Structured Asset Investment Loan Trust (b):
Series 2003-BC6, Class M1, 1.01%, 7/25/33		115		94,819
Series 2003-BC7, Class M1, 1.38%, 7/25/33		93		77,413
Series 2004-8, Class M4, 1.26%, 9/25/34		21		2,988
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.56%, 1/25/35 (b)		25		15,028

Total Asset-Backed Securities – 2.6%				761,199

Corporate Bonds
Aerospace & Defense – 0.0%
L-3 Communications Corp., Series B, 6.38%, 10/15/15		2		2,063

Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		67		69,565

Capital Markets – 1.0%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		35		38,041
3.70%, 8/01/15		20		20,462
5.38%, 3/15/20		50		52,701
6.00%, 6/15/20		60		65,993
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(e)		25		3
Morgan Stanley, 4.00%, 7/24/15		100		101,914

				279,114

Chemicals – 0.2%
CF Industries, Inc., 7.13%, 5/01/20		30		32,812
NOVA Chemicals Corp.:
6.50%, 1/15/12		5		5,200
3.65%, 11/15/13 (b)		10		9,563

				47,575

Commercial Banks – 1.2%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (c)(f)		70		69,704
Corporacion Andina de Fomento, 6.88%, 3/15/12		50		53,958
Eksportfinans ASA:
1.88%, 4/02/13		42		42,904
3.00%, 11/17/14		50		52,720
2.00%, 9/15/15		70		70,174
5.50%, 5/25/16		25		29,197

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Commercial Banks (concluded)
The Toronto-Dominion Bank, 2.20%, 7/29/15 (c)	USD	40	$40,536

			359,193

Containers & Packaging – 0.3%
Ball Corp.:
7.13%, 9/01/16		10	10,800
7.38%, 9/01/19		10	10,875
Crown Americas LLC, 7.63%, 5/15/17		21	22,680
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		30	32,287

			76,642

Diversified Financial Services – 0.6%
Bank of America Corp., 5.63%, 7/01/20		20	21,134
Citigroup, Inc.:
4.75%, 5/19/15		20	21,042
5.38%, 8/09/20		40	41,385
GMAC, Inc., 8.00%, 3/15/20 (c)		30	32,775
General Electric Capital Corp.:
4.38%, 9/16/20		30	30,111
6.15%, 8/07/37		25	26,181

			172,628

Diversified Telecommunication Services – 0.4%
AT&T Inc., 6.50%, 9/01/37		21	24,296
Frontier Communications Corp., 8.25%, 4/15/17		18	19,687
GTE Corp., 6.84%, 4/15/18		30	35,561
Qwest Communications International, Inc.:
7.50%, 2/15/14		5	5,100
Series B, 7.50%, 2/15/14		5	5,100
Telefonica Emisiones SAU, 4.95%, 1/15/15		25	27,355

			117,099

Electric Utilities – 0.2%
Florida Power & Light Co., 5.95%, 2/01/38		25	29,400
Progress Energy, Inc., 5.63%, 1/15/16		20	22,904
Southern California Edison Co., 5.63%, 2/01/36		6	6,828

			59,132

Energy Equipment & Services – 0.1%
Pride International, Inc., 6.88%, 8/15/20		25	27,219

Food Products – 0.1%
Kraft Foods, Inc.:
5.38%, 2/10/20		23	25,692
6.50%, 2/09/40		15	17,563

			43,255

Health Care Equipment & Supplies – 0.0%
Covidien International Finance SA, 2.80%, 6/15/15		10	10,363

Health Care Providers & Services – 0.3%
HCA, Inc.:
8.50%, 4/15/19		30	33,450
7.25%, 9/15/20		20	21,400
Tenet Healthcare Corp.:
9.00%, 5/01/15		10	10,875
8.88%, 7/01/19		20	22,075

			87,800

Hotels, Restaurants & Leisure – 0.0%
MGM Mirage, 13.00%, 11/15/13		10	11,750

IT Services – 0.1%
Sabre Holdings Corp., 8.35%, 3/15/16		40	40,800

Insurance – 0.7%
Hartford Life Global Funding Trusts, 0.47%, 6/16/14 (b)		50	46,868
Lincoln National Corp., 7.00%, 6/15/40		10	11,393
Manulife Financial Corp., 3.40%, 9/17/15		20	20,190
Metropolitan Life Global Funding I (c):
2.50%, 1/11/13		85	87,036
5.13%, 6/10/14		25	27,735
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)		15	18,459

			211,681

Life Sciences Tools & Services – 0.1%
Life Technologies Corp., 6.00%, 3/01/20		15	16,992

Media – 1.2%
CCH II LLC, 13.50%, 11/30/16		40	47,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		7	7,420
Series B, 9.25%, 12/15/17		28	29,890
Comcast Corp.:
6.45%, 3/15/37		23	25,550
6.40%, 3/01/40		3	3,335
Cox Communications, Inc., 7.13%, 10/01/12		30	33,213
DIRECTV Holdings LLC, 6.00%, 8/15/40		10	10,328
Discovery Communications LLC, 3.70%, 6/01/15		20	21,193
NBC Universal, Inc. (c):
5.15%, 4/30/20		25	26,998
4.38%, 4/01/21 (f)		30	30,366
News America, Inc.:
6.40%, 12/15/35		40	44,359
6.75%, 1/09/38		50	56,481
Time Warner Cable, Inc., 5.00%, 2/01/20		10	10,709

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Media (concluded)
Time Warner, Inc., 4.70%, 1/15/21	USD	10	$10,596

			357,938

Metals & Mining – 0.1%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		10	10,579
Teck Resources Ltd., 10.75%, 5/15/19		25	31,482

			42,061

Multi-Utilities – 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		20	23,863

Multiline Retail – 0.1%
Dollar General Corp., 11.88%, 7/15/17 (g)		25	29,125

Oil, Gas & Consumable Fuels – 1.8%
Arch Coal, Inc., 7.25%, 10/01/20		30	31,688
BP Capital Markets Plc, 3.13%, 3/10/12		45	45,881
Canadian Natural Resources, Ltd., 6.50%, 2/15/37		20	23,584
Cenovus Energy, Inc., 6.75%, 11/15/39		20	24,147
Chesapeake Energy Corp., 6.63%, 8/15/20		40	41,800
Consol Energy, Inc. (c):
8.00%, 4/01/17		11	11,908
8.25%, 4/01/20		14	15,295
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		8	8,621
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	28,122
Motiva Enterprises LLC, 5.20%, 9/15/12 (c)		60	64,101
Nexen, Inc., 6.40%, 5/15/37		25	27,242
Peabody Energy Corp., 6.50%, 9/15/20		40	43,050
Petrobras International Finance Co.:
5.88%, 3/01/18		15	16,668
5.75%, 1/20/20		44	48,710
Petrohawk Energy Corp., 7.25%, 8/15/18 (c)		30	30,600
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		5	5,466
Valero Energy Corp., 6.63%, 6/15/37		19	19,081
XTO Energy, Inc., 6.50%, 12/15/18		20	25,468

			511,432

Paper & Forest Products – 0.1%
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		30	33,337

Pharmaceuticals – 0.3%
Merck & Co., Inc., 4.00%, 6/30/15		50	55,318
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		20	20,922
Wyeth, 6.00%, 2/15/36		10	11,765

			88,005

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		19	20,968

Software – 0.0%
Oracle Corp., 3.88%, 7/15/20 (c)		10	10,468

Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp., 5.38%, 11/01/15		20	18,100
The PMI Group Inc., 6.00%, 9/15/16		40	31,782
Radian Group, Inc.:
5.63%, 2/15/13		40	37,000
5.38%, 6/15/15		40	33,900

			120,782

Tobacco – 0.1%
Philip Morris International, Inc., 4.50%, 3/26/20		30	32,730

Wireless Telecommunication Services – 0.3%
Cricket Communications, Inc., 7.75%, 5/15/16		27	28,654
Vodafone Group Plc, 4.15%, 6/10/14		41	44,283

			72,937

Total Corporate Bonds – 10.1%			2,976,517

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	10	7,878
Japan Finance Corp., 2.00%, 6/24/11	USD	30	30,312
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		20	20,305
2.75%, 9/08/20		10	10,063
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		5	5,426
Series E, 5.25%, 7/02/12		15	16,162
Series E, 4.38%, 1/15/13		10	10,802
Series E, 4.00%, 2/02/15		10	11,051
Mexico Government International Bond:
6.38%, 1/16/13		15	16,703
5.63%, 1/15/17		15	17,160
Province of Ontario Canada:
4.10%, 6/16/14		35	38,449
Series 1, 1.88%, 11/19/12		40	40,976
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		46	54,933
United Mexican States, Series A, 5.13%, 1/15/20		10	11,175

Total Foreign Agency Obligations – 1.0%			291,395

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Collateralized Mortgage Obligations – 2.5%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (b)(c)	USD	100	$99,156
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		79	63,181
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)		16	9,263
Series 2006-0A5, Class 3A1, 0.46%, 4/25/46 (b)		34	20,638
Series 2007-J3, Class A10, 6.00%, 7/25/37		85	71,293
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		22	20,867
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.06%, 11/25/34 (b)		11	9,979
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.58%, 4/25/37 (b)		106	79,766
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.54%, 4/25/35 (b)		9	7,757
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, 10/25/46 (b)		67	66,411
WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.19%, 1/25/37 (b)		58	45,016
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2006-AR12, Class 2A1, 5.98%, 9/25/36		22	20,772
Series 2006-AR2, Class 2A5, 4.57%, 3/25/36		160	136,534
Series 2006-AR3, Class A4, 5.56%, 3/25/36		100	88,499

			739,132

Commercial Mortgage-Backed Securities – 4.0%
Banc of America Commercial Mortgage, Inc.:
Series 2006-5, Class AM, 5.45%, 9/10/47		10	9,126
Series 2007-2, Class A2, 5.63%, 4/10/49 (b)		70	72,697
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		50	54,419
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		40	40,889
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33		157	161,421
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41		177	188,425
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36		72	72,116
JPMorgan Chase Commercial Mortgage Securities Corp. (b):
Series 2006-CB15, Class A4, 5.81%, 6/12/43		250	272,178
Series 2006-LDP7, Class A4, 6.06%, 4/15/45		115	127,489
Morgan Stanley Capital I, Series 1998-WF2, Class G, 6.34%, 7/15/30 (b)(c)		50	53,785
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (b)(c)		50	54,906
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C21, Class A3, 5.37%, 10/15/44		11	11,406
Series 2007-C33, Class A4, 6.10%, 2/15/51		50	52,201

			1,171,058

Total Non-Agency Mortgage-Backed Securities – 6.5%			1,910,190

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		15	16,822
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		10	11,665
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		25	31,444
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		25	26,246
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		15	16,868
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		35	37,111
Build America Bonds, 7.35%, 11/01/39		20	21,331
Build America Bonds, Various Purpose, 7.50%, 4/01/34		10	11,016
Various Purpose, Series 3, 5.45%, 4/01/15		75	80,366

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Taxable Municipal Bonds	(000)		Value

University of California, RB, Build America Bonds, 5.95%, 5/15/45	USD	15	$15,255

Total Taxable Municipal Bonds – 0.9%			268,124

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.6%
Fannie Mae, 5.13%, 1/02/14		100	110,918
Tennessee Valley Authority, 5.25%, 9/15/39		60	69,638

			180,556

Collateralized Mortgage Obligations – 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2006-9, Class DA, 5.50%, 7/25/25		6	5,679
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		50	52,167

			57,846

Federal Deposit Insurance Corporation Guaranteed – 0.6%
Citigroup Funding, Inc., 1.88%, 10/22/12		100	102,552
General Electric Capital Corp.:
2.00%, 9/28/12		50	51,377
2.13%, 12/21/12		25	25,796

			179,725

Interest Only Collateralized Mortgage Obligations – 0.9%
Fannie Mae Mortgage-Backed Securities (b):
Series 2006-82, Class SI, 6.10%, 9/25/36		201	20,949
Series 2009-42, Class SI, 5.74%, 6/25/39		160	15,809
Series 2009-70, Class SI, 6.12%, 9/25/36		184	21,564
Series 2009-90, Class IA, 5.49%, 3/25/37		167	14,625
Series 2010-118, Class YB, 6.24%, 10/25/40		200	23,125
Series 2010-64, Class AS, 6.17%, 6/25/40		185	21,442
Ginnie Mae Mortgage-Backed Securities (b):
Series 2006-69, Class SA, 6.46%, 12/20/36		31	3,457
Series 2007-27, Class S, 6.16%, 5/20/37		77	8,057
Series 2007-36, Class SA, 6.13%, 6/20/37		37	4,291
Series 2007-9, Class BI, 6.35%, 3/20/37		62	6,923
Series 2009-106, Class KS, 6.14%, 11/20/39		139	14,052
Series 2009-106, Class SL, 5.76%, 4/20/36		120	16,011
Series 2009-106, Class SU, 5.93%, 5/20/37		75	7,900
Series 2009-110, Class CS, 6.04%, 11/16/39		70	6,837
Series 2009-16, Class SL, 7.10%, 1/20/37		103	11,909
Series 2009-33, Class SK, 6.14%, 5/20/39		198	18,972
Series 2009-66, Class US, 5.72%, 8/16/39		127	11,381
Series 2009-88, Class SK, 5.97%, 10/16/39		71	7,534
Series 2009-92, Class SL, 6.04%, 10/16/39		69	7,251
Series 2009-93, Class SM, 5.77%, 10/16/39		65	5,686
Series 2009-93, Class SN, 5.77%, 10/16/39		65	5,686

			253,461

Mortgage-Backed Securities – 48.2%
Fannie Mae Mortgage-Backed Securities:
3.29%, 11/01/35 (b)		72	75,770
4.00%, 4/01/25 – 10/15/40 (h)		4,300	4,425,243
4.50%, 10/15/40 – 12/15/40 (h)		1,200	1,248,500
4.83%, 8/01/38 (b)		66	69,862
5.00%, 10/15/25 – 10/15/40 (h)		1,707	1,800,943
5.50%, 10/15/25 – 10/15/40 (h)		2,532	2,696,359
6.00%, 12/01/31 – 10/15/40 (h)		1,753	1,888,058
6.50%, 10/15/40 (h)		100	109,031
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 - 10/01/25 (h)(i)		1,056	1,104,169
4.50%, 10/15/40 (h)		200	207,969
5.00%, 10/15/40 (h)		100	105,031
5.50%, 11/15/25 – 10/15/40 (h)		200	213,407
6.00%, 6/01/35		39	42,601
Ginnie Mae Mortgage-Backed Securities, 6.50%, 10/15/40 (h)		100	109,937

			14,096,880

Total U.S. Government Sponsored Agency Securities – 50.5%			14,768,468

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.00%, 11/15/21		35	52,790
7.25%, 8/15/22		45	65,243
U.S. Treasury Notes:
1.25%, 9/30/15		195	194,695
2.63%, 8/15/20		170	171,594
8.13%, 5/15/21 (j)		80	120,775
3.50%, 2/15/39 (k)		215	208,013
4.38%, 5/15/40		54	60,649

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)		Value

U.S. Treasury Notes (concluded):
3.88%, 8/15/40	USD	75	$77,531

Total U.S. Treasury Obligations – 3.3%			951,290

Total Fixed Income Securities – 74.9%			21,927,184

Preferred Securities
Capital Trusts
Capital Markets – 0.0%
Credit Suisse Guernsey Ltd., 5.86%, (b)(l)		5	4,753

Diversified Financial Services – 0.2%
JPMorgan Chase & Co., 7.90%, (b)(l)		50	53,582

Insurance – 0.3%
Chubb Corp., 6.38%, 3/29/67 (b)		25	24,625
Lincoln National Corp., 7.00%, 5/17/66 (b)		25	23,500
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		25	24,000

			72,125

Total Preferred Securities – 0.5%			130,460

Total Long-Term Investments (Cost – $39,710,752) – 140.0%			40,980,893

Options Purchased	Contracts

Exchange-Traded Call Options – 0.0%
Five-Year U.S. Treasury Note Future, Strike Price USD 121.00, Expires 11/01/10	1	633

Exchange-Traded Put Options – 0.0%
Five-Year U.S. Treasury Note Future, Strike Price USD 117.00, Expires 11/01/10	1	39

	Notional
	Amount
	(000)

Over-the-Counter Call Swaptions – 0.7%
Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA,	USD	400	104,867
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		100	8,722
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		300	25,028
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		100	7,326
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		100	8,495
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 11/16/10, Broker Goldman Sachs Bank USA		100	11,571
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		100	12,125
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		300	40,479

			218,613

Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 5.86% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA,		400	276
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		100	3,438
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		100	2,813
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 11/16/10, Broker Goldman Sachs Bank USA		100	2
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		100	2,757
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		300	1,176

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	USD	300	$10,586
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		100	1,561

			22,609

Total Options Purchased (Cost – $147,205) – 0.8%			241,894

Total Investments Before TBA Sale Commitments and Options Written (Cost – $39,857,957*) – 140.9%			41,222,787

	Par
TBA Sale Commitments (h)	(000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 – 10/20/40		3,600	(3,703,311)
4.50%, 10/15/40 – 12/15/40		1,000	(1,041,250)
5.00%, 10/15/25 – 10/15/40		1,000	(1,053,289)
5.50%, 10/15/25 – 10/15/40		2,000	(2,125,938)
6.00%, 12/01/31 – 10/15/40		900	(966,656)
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 – 10/01/25		1,000	(1,043,750)
4.50%, 10/15/40		100	(103,984)
5.00%, 10/15/40		100	(105,031)

Total TBA Sale Commitments (Proceeds – $10,143,563) – (34.7)%			(10,143,209)

	Notional
	Amount
Options Written	(000)

Over-the-Counter Call Swaptions – (0.8)%
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG		200	(49,572)
Pay a fixed rate of 3.14% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG		200	(9,485)
Pay a fixed rate of 3.23% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker Citibank NA		200	(13,251)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		100	(9,618)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc	USD	200	(23,176)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		100	(11,561)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		200	(17,138)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA		100	(4,992)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		200	(20,237)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		100	(10,138)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		100	(11,969)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		200	(28,558)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		100	(14,451)

			(224,146)

Over-the-Counter Put Swaptions – (0.2)%
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker Citibank NA		500	(5)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG		200	(2)
Receive a fixed rate of 3.14% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG		200	(5,776)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		100	(2,336)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
| |
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc	USD 200	$(781)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	100	(396)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG	200	(8,270)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA	100	(3,112)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	200	(6,717)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA	200	(5,493)
Receive a fixed rate of 4.76% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA	100	(5,370)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	100	(3,819)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	200	(4,017)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	100	(1,978)
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker Citibank NA	200	(12,421)

		(60,493)

Total Options Written (Premiums Received – $217,576) – (1.0)%		(284,639)

Total Investments, Net of TBA Sale Commitments and Options Written – 105.2%		30,794,939

Liabilities in Excess of Other Assets – (5.2)%		(1,537,563)

Net Assets – 100.0%		$29,257,376

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,136,373

Gross unrealized appreciation	$2,309,920
Gross unrealized depreciation	(1,223,506)

Net unrealized appreciation	$1,086,414

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount is less than $1,000.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

UBS Securities	$69,704	$—
Morgan Stanley	$30,366	$373

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(206,906)	$172
Bank of America NA	$426,235	$(1,406)
Citigroup Global Markets Inc.	$825,765	$2,215
Credit Suisse Securities (USA) LLC	$(1,067,344)	$(1,332)
Deutsche Bank AG	$421,578	$70
Goldman Sachs Bank USA	$(486,133)	$(828)
Greenwich Financial Services	$724,344	$(1,348)
JPMorgan Chase Bank NA	$(4,281)	$(297)
Morgan Stanley Capital Services, Inc.	$96,375	$695
Nomura Securities International Inc.	$434,250	$773
UBS Securities	$(104,109)	$(39)
Wells Fargo Bank, NA	$(415,836)	$(164)

(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)	Security, or a portion thereof, subject to treasury rolls.

(l)	Security is perpetual in nature and has no stated maturity date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held at
	at December	Net	September 30,
Affiliate	31, 2009	Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	195,860	(195,860)	—	$313

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

					Unrealized
			Expiration	Notional	Appreciation
Contracts	Issue	Exchange	Date	Value	(Depreciation)

7	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$1,535,679	$712
21	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$2,649,935	(2,951)
2	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$267,975	(537)
2	Euro Bond	Eurex	December 2010	$360,532	(2,188)
1	Euro Dollar Futures	Chicago Mercantile	June 2012	$246,591	947
1	Euro Dollar Futures	Chicago Mercantile	June 2013	$244,603	1,235

Total					$(2,782)

•	Financial futures contracts sold as of September 30, 2010 were as follows:

					Unrealized
			Expiration	Notional	Appreciation
Contracts	Issue	Exchange	Date	Value	(Depreciation)

3	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$362,573	$(29)
2	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$283,522	959
2	Euro Dollar Futures	Chicago Mercantile	December 2010	$497,932	(268)
1	Euro Dollar Futures	Chicago Mercantile	September 2011	$247,309	(1,241)
3	Euro Dollar Futures	Chicago Mercantile	December 2011	$741,817	(2,933)
4	Euro Dollar Futures	Chicago Mercantile	September 2012	$985,864	(2,786)
2	Euro Dollar Futures	Chicago Mercantile	December 2012	$491,694	(1,756)
4	Euro Dollar Futures	Chicago Mercantile	March 2012	$989,924	(1,726)
1	Euro Dollar Futures	Chicago Mercantile	March 2013	$241,047	(5,266)

Total					$(15,046)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

JPY	23,188,232	USD	275,000	BNP Paribas	10/14/10	$2,803
USD	110,000	JPY	9,222,730	BNP Paribas	10/14/10	(492)
USD	55,000	JPY	4,633,667	BNP Paribas	10/14/10	(513)
CHF	215,199	EUR	165,000	Citibank NA	10/14/10	(5,887)
EUR	80,000	USD	104,539	Citibank NA	10/14/10	4,510
JPY	6,806,960	USD	80,000	Citibank NA	10/14/10	1,550
USD	266,301	EUR	205,000	Citibank NA	10/14/10	(13,140)
USD	55,000	JPY	4,646,455	Citibank NA	10/14/10	(666)
JPY	9,225,150	USD	110,000	Credit Agricole	10/14/10	521
USD	110,000	JPY	9,209,695	Deutsche Bank AG	10/14/10	(335)
USD	110,000	JPY	9,261,890	Deutsche Bank AG	10/14/10	(961)
CHF	53,017	EUR	40,000	Goldman Sachs	10/14/10	(564)
EUR	205,000	CHF	268,041	Goldman Sachs	10/14/10	6,629
EUR	90,000	USD	114,911	Goldman Sachs	10/14/10	7,770
USD	57,749	EUR	45,000	Goldman Sachs	10/14/10	(3,592)
USD	55,000	JPY	4,641,010	Goldman Sachs	10/14/10	(601)
JPY	9,222,774	USD	110,000	Morgan Stanley Capital Services Inc.	10/14/10	492
CHF	51,434	EUR	40,000	Royal Bank of Scotland Plc	10/14/10	(2,176)
EUR	40,000	CHF	52,222	Royal Bank of Scotland Plc	10/14/10	1,373
EUR	80,000	USD	104,372	Royal Bank of Scotland Plc	10/14/10	4,678
JPY	7,275,745	USD	85,000	Royal Bank of Scotland Plc	10/14/10	2,167
USD	55,000	JPY	4,642,550	Royal Bank of Scotland Plc	10/14/10	(619)
USD	110,000	JPY	9,274,160	UBS AG	10/14/10	(1,108)
USD	18,440	EUR	14,500	Citibank NA	11/17/10	(1,319)

Total						$520

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Morgan Stanley	0.26%	9/14/10	10/13/10	$1,097,127	$1,097,000
Barclays Capital Inc.	0.19%	9/30/10	Open	355,689	355,688

Total				$1,452,816	$1,452,688

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Credit default swaps on traded indexes — buy protection outstanding as of September 30, 2010 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Issuer	Rate	Counterparty	Date	(000)	(Depreciation)

Dow Jones CDX North America Investment Grade High Volatility Index	1.00%	Citibank NA	June 2015	$100	$(583)
Dow Jones CDX North America Investment Grade Index Series 14	1.00%	Citibank NA	June 2015	$200	(998)
Dow Jones CDX North America High Yield Shares 14	5.00%	Citibank NA	June 2015	$75	(2,166)
Dow Jones CDX North America High Yield Shares 14	5.00%	Deutsche Bank AG	June 2015	$35	(1,045)
Dow Jones CDX North America High Yield Shares 14	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$195	(5,178)
ABX Home Equity 06-2 AAA Index	0.11%	Credit Suisse International	May 2046	$98	(1,994)
ABX Home Equity 06-2 AAA Index	0.11%	JPMorgan Chase Bank NA	May 2046	$98	155

					$(11,809)

•	Credit default swaps on single-name issues — buy protection outstanding as of September 30, 2010 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount	Unrealized
Issuer	Rate	Counterparty	Date	(000)	Depreciation

Radio Shack Corp.	1.16%	UBS AG	December 2010	$60	$(28)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	$60	(272)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	$5	(155)
Radian Group, Inc.	5.00%	Citibank NA	March 2013	$40	(622)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	$55	(86)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$10	(520)
Radian Group, Inc.	5.00%	Citibank NA	June 2015	$40	(452)
MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$20	(252)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$40	(18,248)
The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$40	(265)

					$(20,900)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

1.21% (a)	3-month LIBOR	Citibank NA	May 2012	$1,000	$10,926
0.79% (b)	3-month LIBOR	Deutsche Bank AG	July 2012	$300	(1,225)
0.85% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$300	(1,531)
0.81% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$300	(1,341)
0.76% (b)	3-month LIBOR	Credit Suisse International	August 2012	$200	(694)
0.73% (b)	3-month LIBOR	Deutsche Bank AG	August 2012	$300	(864)
0.68% (a)	3-month LIBOR	Deutsche Bank AG	September 2012	$300	505
0.68% (a)	3-month LIBOR	UBS AG	September 2012	$300	479
2.66% (b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	$300	(17,094)
2.01% (a)	3-month LIBOR	Citibank NA	July 2015	$200	5,253
1.96% (a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2015	$200	4,778
1.94% (a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2015	$100	2,276
1.62% (b)	3-month LIBOR	Deutsche Bank AG	August 2015	$300	(2,044)
1.64% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2015	$300	(2,401)
1.69% (b)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$100	(1,024)
1.66% (b)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$200	(1,741)
1.72% (a)	3-month LIBOR	Citibank NA	September 2015	$100	1,104
1.71% (b)	3-month LIBOR	Citibank NA	September 2015	$295	(3,029)
1.72% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$100	1,107
1.52% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$350	126
3.15% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	$300	(16,115)
2.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2020	$100	1,139
2.50% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$300	1,625
2.69% (b)	3-month LIBOR	Citibank NA	September 2020	$200	(2,183)
2.62% (b)	3-month LIBOR	Credit Suisse International	September 2020	$100	(510)
2.70% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$400	4,926
2.55% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$180	353
2.59% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$100	217
2.77% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$70	(1,299)
2.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$100	331
2.56% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$100	20
2.68% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$100	(1,075)
2.76% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$100	(1,796)
2.62% (b)	3-month LIBOR	UBS AG	September 2020	$100	(497)
4.44% (b)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	$100	(21,288)
3.50% (b)	3-month LIBOR	Deutsche Bank AG	September 2040	$100	(3,299)

Total					$(45,885)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of September 30, 2010 were as follows:

Interest			Notional	Unrealized
Rate			Amount	Appreciation
Receivable	Counterparty	Expiration	(000)	(Depreciation)

6.50%	Credit Suisse International	January 2038	$115	$(631)
6.50%	Goldman Sachs International	January 2038	$38	(296)
6.50%	JPMorgan Chase Bank NA	January 2038	$192	(554)
5.50%	Goldman Sachs International	January 2039	$114	1,282

				$(199)

(a)	Based on the change in the since inception return on U.S. City Average All Items Consumer Price Index for All Urban Consumers as of September 30, 2010.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment in Securities:
Long-Term Investments:
Common Stocks	$18,923,250	—	—	$18,923,250
Asset-Backed Securities	—	$761,199	—	761,199
Corporate Bonds	—	2,976,517	—	2,976,517
Foreign Agency Obligations	—	291,395	—	291,395
Non-Agency Mortgage-Backed Securities	—	1,756,128	$154,062	1,910,190
Taxable Municipal Bonds	—	268,124	—	268,124
U.S. Government Sponsored Agency Securities	—	14,768,468	—	14,768,468
U.S. Treasury Obligations	—	951,290	—	951,290
Preferred Securities	—	130,460	—	130,460
Liabilities:
Investment in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(10,143,209)	—	(10,143,209)

Total	$18,923,250	$11,760,372	$154,062	$30,837,684

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$155	—	$155
Foreign currency exchange contracts	—	32,493	—	32,493
Interest rate contracts	$4,525	276,387	—	280,912
Other contracts	—	—	1,282	1,282
Liabilities:
Credit contracts	—	(32,864)	—	(32,864)
Foreign currency exchange contracts	—	(31,973)	—	(31,973)
Interest rate contracts	(21,681)	(365,689)	—	(387,370)
Other contracts	—	—	(1,481)	(1,481)

Total	$(17,156)	$(121,491)	(199)	$(138,846)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Non-Agency
		Mortgage-
	Asset- Backed	Backed
	Securities	Securities	Total

Assets/Liabilities:
Balance, as of December 31, 2009	$21,000	—	$21,000
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	3,132	—	3,132
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	$154,062	154,062
Transfers out[3]	(24,132)	—	(24,132)

Balance, as of September 30, 2010	$—	$154,062	$154,062

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $0.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Interest Rate Contracts	Other Contracts

Balance, as of December 31, 2009	$(4,301)	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	(8,913)	—
Net change in unrealized appreciation/depreciation	4,479	—
Purchases	—	—
Sales	8,735	—
Transfers in3	—	$(199)
Transfers out[3]	—	—

Balance, as of September 30, 2010	$—	$(199)

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	17

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 33.5%

Aerospace & Defense — 1.8%
Honeywell International, Inc.	189,300	$8,317,842

Capital Markets — 1.3%
The Bank of New York Mellon Corp.	230,734	6,029,080

Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	156,400	6,978,568

Commercial Banks — 0.5%
U.S. Bancorp	113,300	2,449,546

Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	388,976	14,808,316

Diversified Telecommunication Services — 2.2%
AT&T Inc.	157,695	4,510,077
Verizon Communications, Inc.	179,900	5,862,941

		10,373,018

Electric Utilities — 1.4%
The Southern Co.	182,400	6,792,576

Food Products — 0.8%
General Mills, Inc.	101,900	3,723,426

Industrial Conglomerates — 4.3%
General Electric Co.	687,400	11,170,250
Tyco International Ltd.	247,400	9,087,002

		20,257,252

Machinery — 0.1%
Illinois Tool Works, Inc.	10,400	489,008

Metals & Mining — 1.8%
Alcoa, Inc. (a)	698,600	8,460,046

Multi-Utilities — 1.4%
Dominion Resources, Inc.	155,600	6,793,496

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	62,300	5,049,415
Exxon Mobil Corp.	273,800	16,918,102
Marathon Oil Corp.	123,700	4,094,470

		26,061,987

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	60,000	1,626,600
Eli Lilly & Co.	134,700	4,920,591
Johnson & Johnson	57,500	3,562,700
Merck & Co, Inc.	266,081	9,794,442
Pfizer, Inc.	407,120	6,990,250

		26,894,583

Software — 1.9%
Microsoft Corp.	354,100	8,671,909

Total Above-Average Yield		157,100,653

Below-Average Price/Earnings Ratio — 29.3%

Aerospace & Defense — 1.4%
Northrop Grumman Corp.	107,300	6,505,599

Capital Markets — 1.7%
Morgan Stanley	329,100	8,122,188

Computers & Peripherals — 1.3%
Hewlett-Packard Co.	143,131	6,021,521

Diversified Financial Services — 4.0%
Bank of America Corp.	778,244	10,202,779
Citigroup, Inc. (b)	2,168,600	8,457,540

		18,660,319

Energy Equipment & Services — 1.3%
Noble Corp.	189,000	6,386,310

Food Products — 5.8%
Kraft Foods, Inc.	416,333	12,848,036
Unilever NV — ADR	479,800	14,336,424

		27,184,460

Insurance — 6.9%
ACE Ltd.	121,300	7,065,725
MetLife, Inc.	182,400	7,013,280
Prudential Financial, Inc.	92,700	5,022,486
The Travelers Cos., Inc.	254,808	13,275,497

		32,376,988

Media — 2.8%
Viacom, Inc., Class B	368,400	13,332,396

Metals & Mining — 1.0%
Nucor Corp.	128,500	4,908,700

Office Electronics — 1.3%
Xerox Corp.	581,900	6,022,665

Oil, Gas & Consumable Fuels — 1.8%
Devon Energy Corp.	128,000	8,286,720

Total Below-Average Price/Earnings Ratio		137,807,866

Low Price-to-Book Value — 18.3%

Aerospace & Defense — 1.8%
Raytheon Co.	181,000	8,273,510

Commercial Banks — 0.9%
Wells Fargo & Co.	170,200	4,277,126

Construction & Engineering — 1.7%
Fluor Corp.	164,500	8,147,685

Energy Equipment & Services — 2.7%
Halliburton Co.	382,200	12,639,354

Household Products — 2.5%
Kimberly-Clark Corp.	177,300	11,533,365

Insurance — 0.6%
Hartford Financial Services Group, Inc.	124,800	2,864,160
Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Low Price-to-Book Value (concluded)

Machinery — 1.0%
Deere & Co.	66,600	$4,647,348

Media — 2.5%
Comcast Corp., Special Class A	355,300	6,043,653
Walt Disney Co.	178,000	5,893,580

		11,937,233

Metals & Mining — 0.8%
United States Steel Corp. (a)	91,100	3,993,824

Semiconductors & Semiconductor Equipment — 3.8%
LSI Corp. (b)	2,759,500	12,583,320
Lam Research Corp. (b)	120,500	5,042,925

		17,626,245

Total Low Price-to-Book Value		85,939,850

Price-to-Cash Flow — 12.4%

Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc. (b)	63,500	2,457,450

Diversified Telecommunication Services — 2.0%
Qwest Communications International, Inc.	1,490,200	9,343,554

Food & Staples Retailing — 1.2%
The Kroger Co.	250,800	5,432,328

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	146,000	5,126,060

IT Services — 1.3%
The Western Union Co.	347,800	6,145,626

Media — 1.6%
Time Warner, Inc.	243,533	7,464,287

Oil, Gas & Consumable Fuels — 3.4%
Hess Corp.	126,700	7,490,504
Occidental Petroleum Corp.	18,300	1,432,890
Peabody Energy Corp.	146,700	7,189,767

		16,113,161

Wireless Telecommunication Services — 1.3%
Sprint Nextel Corp. (b)	1,291,500	5,979,645

Total Price-to-Cash Flow		58,062,111

Price-to-Earnings Per Share — 1.6%

Biotechnology — 0.7%
Amgen, Inc. (b)	58,400	3,218,424

Food Products — 0.1%
Archer-Daniels-Midland Co.	14,800	472,416

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	81,000	3,864,510

Total Price-to-Earnings Per Share		7,555,350

Special Situations — 4.3%

IT Services — 3.1%
International Business Machines Corp.	109,010	14,622,601

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	288,800	5,553,624

Total Special Situations		20,176,225

Total Long-Term Investments (Cost — $433,150,884) — 99.4%		466,642,055

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23%, (c)(d)	1,868,905	1,868,905

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$2,031	2,031,250

Total Short-Term Securities (Cost — $3,900,155) — 0.9%		3,900,155

Total Investments (Cost — $437,051,039*) — 100.3%		470,542,210

Liabilities in Excess of Other Assets — (0.3)%		(1,213,009)

Net Assets — 100.0%		$469,329,201

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$458,426,893

Gross unrealized appreciation	$32,847,085
Gross unrealized depreciation	(20,731,768)

Net unrealized appreciation	$12,115,317

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
	December 31,		September 30,
Affiliate	2009	Net Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,868,905	1,868,905	$2,894
BlackRock Liquidity Series, LLC Money Market Series	19,171,884	(17,140,594)	2,031,250	$6,670

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments
Aerospace & Defense	$23,096,951	—	—	$23,096,951
Biotechnology	3,218,424	—	—	3,218,424
Capital Markets	14,151,268	—	—	14,151,268
Chemicals	6,978,568	—	—	6,978,568
Commercial Banks	6,726,672	—	—	6,726,672
Computers & Peripherals	6,021,521	—	—	6,021,521
Construction & Engineering	10,605,135	—	—	10,605,135
Diversified Financial Services	33,468,635	—	—	33,468,635
Diversified Telecommunication Services	19,716,572	—	—	19,716,572
Electric Utilities	6,792,576	—	—	6,792,576
Energy Equipment & Services	19,025,664	—	—	19,025,664
Food & Staples Retailing	5,432,328	—	—	5,432,328
Food Products	31,380,302	—	—	31,380,302
Health Care Equipment & Supplies	3,864,510	—	—	3,864,510
Health Care Providers & Services	5,126,060	—	—	5,126,060
Household Products	11,533,365	—	—	11,533,365
IT Services	20,768,227	—	—	20,768,227
Industrial Conglomerates	20,257,252	—	—	20,257,252
Insurance	35,241,148	—	—	35,241,148
Machinery	5,136,356	—	—	5,136,356
Media	32,733,916	—	—	32,733,916
Metals & Mining	17,362,570	—	—	17,362,570
Multi-Utilities	6,793,496	—	—	6,793,496
Office Electronics	6,022,665	—	—	6,022,665
Oil, Gas & Consumable Fuels	50,461,868	—	—	50,461,868
Pharmaceuticals	26,894,583	—	—	26,894,583
Semiconductors & Semiconductor Equipment	23,179,869	—	—	23,179,869
Software	8,671,909	—	—	8,671,909
Wireless Telecommunication Services	5,979,645	—	—	5,979,645
Short-Term Securities	1,868,905	$2,031,250	—	3,900,155

Total	$468,510,960	$2,031,250	—	$470,542,210

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments September 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	65,000	$4,334,850

Airlines — 2.8%
Delta Air Lines, Inc. (a)	332,600	3,871,464
UAL Corp. (a)	68,200	1,611,566

		5,483,030

Automobiles — 0.8%
Ford Motor Co. (a)	134,100	1,641,384

Beverages — 2.4%
The Coca-Cola Co.	81,000	4,740,120

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	15,400	991,144
Amgen, Inc. (a)	25,100	1,383,261
Dendreon Corp. (a)	36,300	1,494,834

		3,869,239

Capital Markets — 0.8%
Jefferies Group, Inc. New Shares	68,600	1,556,534

Chemicals — 0.8%
Ecolab, Inc.	31,600	1,603,384

Commercial Banks — 1.2%
Wells Fargo & Co.	93,800	2,357,194

Communications Equipment — 4.0%
Cisco Systems, Inc. (a)	143,400	3,140,460
F5 Networks, Inc. (a)	22,400	2,325,344
QUALCOMM, Inc.	50,700	2,287,584

		7,753,388

Computers & Peripherals — 8.6%
Apple, Inc. (a)	41,600	11,804,000
NetApp, Inc. (a)	77,800	3,873,662
Seagate Technology (a)	92,300	1,087,294

		16,764,956

Consumer Finance — 1.0%
American Express Co.	47,300	1,988,019

Diversified Financial Services — 1.8%
Moody’s Corp. (b)	137,400	3,432,252

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	39,200	1,277,528

Energy Equipment & Services — 1.9%
Schlumberger Ltd.	59,800	3,684,278

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc. (a)	59,200	2,196,912

Health Care Providers & Services — 3.1%
Express Scripts, Inc. (a)	78,500	3,822,950
Lincare Holdings, Inc.	87,700	2,200,393

		6,023,343

Health Care Technology — 1.2%
Cerner Corp. (a)	28,600	2,402,114

Hotels, Restaurants & Leisure — 5.1%
Ctrip.com International Ltd. — ADR (a)	46,000	2,196,500
Darden Restaurants, Inc.	6,400	273,792
Las Vegas Sands Corp. (a)	97,800	3,408,330
Starbucks Corp.	87,900	2,248,482
Starwood Hotels & Resorts Worldwide, Inc.	35,300	1,855,015

		9,982,119

Household Durables — 0.6%
Stanley Black & Decker, Inc.	19,000	1,164,320

Household Products — 2.3%
The Procter & Gamble Co.	74,600	4,473,762

IT Services — 1.3%
Cognizant Technology Solutions Corp. (a)	38,000	2,449,860

Internet & Catalog Retail — 4.7%
Amazon.com, Inc. (a)	38,000	5,968,280
NetFlix, Inc. (a)	19,300	3,129,688

		9,097,968

Internet Software & Services — 5.7%
Akamai Technologies, Inc. (a)	32,700	1,640,886
Baidu.com, Inc. — ADR (a)	22,200	2,278,164
Google, Inc., Class A (a)	13,800	7,255,902

		11,174,952

Life Sciences Tools & Services — 2.5%
Covance, Inc. (a)	58,900	2,755,931
Illumina, Inc. (a)	43,000	2,115,600

		4,871,531

Machinery — 8.9%
Caterpillar, Inc.	14,000	1,101,520
Cummins, Inc.	32,200	2,916,676
Danaher Corp.	124,300	5,047,823
Joy Global, Inc.	54,500	3,832,440
PACCAR, Inc.	90,300	4,347,945

		17,246,404

Media — 1.4%
CBS Corp., Class B	169,700	2,691,442
Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining — 1.3%
Agnico-Eagle Mines Ltd.	12,800	$909,184
Freeport-McMoRan Copper & Gold, Inc., Class B	18,500	1,579,715

		2,488,899

Multiline Retail — 3.3%
Kohl’s Corp. (a)	63,800	3,360,984
Target Corp.	56,500	3,019,360

		6,380,344

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	40,100	2,287,705
EOG Resources, Inc.	36,900	3,430,593
Massey Energy Co.	85,100	2,639,802

		8,358,100

Personal Products — 1.4%
Avon Products, Inc.	84,700	2,719,717

Pharmaceuticals — 1.9%
Abbott Laboratories	70,000	3,656,800

Professional Services — 1.0%
Manpower, Inc.	36,900	1,926,180

Semiconductors & Semiconductor Equipment — 4.9%
Altera Corp.	60,700	1,830,712
Broadcom Corp., Class A	59,500	2,105,705
Cree, Inc. (a)	32,600	1,769,854
Lam Research Corp. (a)	46,300	1,937,655
Micron Technology, Inc. (a)	269,700	1,944,537

		9,588,463

Software — 10.2%
Check Point Software Technologies Ltd. (a)	91,800	3,390,174
Microsoft Corp.	217,000	5,314,330
Oracle Corp.	115,600	3,103,860
Red Hat, Inc. (a)	71,600	2,935,600
Salesforce.com, Inc. (a)	32,100	3,588,780
VMware, Inc. (a)	18,300	1,554,402

		19,887,146

Specialty Retail — 1.9%
Home Depot, Inc.	78,100	2,474,208
Urban Outfitters, Inc. (a)	35,900	1,128,696

		3,602,904

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. (a)	35,300	1,450,830

Total Long-Term Investments (Cost — $157,562,554) — 99.8%		194,320,266

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	801,465	801,465

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$3,097	3,096,600

Total Short-Term Securities (Cost — $3,898,065) — 2.0%		3,898,065

Total Investments (Cost — $161,460,619*) — 101.8%		198,218,331

Liabilities in Excess of Other Assets — (1.8)%		(3,447,310)

Net Assets — 100.0%		$194,771,021

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$164,866,960

Gross unrealized appreciation	$36,550,705
Gross unrealized depreciation	(3,199,334)

Net unrealized appreciation	$33,351,371

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
	December 31,	Net	September 30,
Affiliate	2009	Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,761,409	(8,959,944)	801,465	$1,675
BlackRock Liquidity Series, LLC Money Market Series	$9,839,750	$(6,743,150)	$3,096,600	$10,860

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$194,320,266	—	—	$194,320,266
Short-Term Securities	801,465	$3,096,600	—	3,898,065

Total	$195,121,731	$3,096,600	—	$198,218,331

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Consolidated Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.6%
BHP Billiton Ltd.	676,411	$25,783,028
CSL Ltd.	199,946	6,396,337
Newcrest Mining Ltd.	108,062	4,135,740
Rio Tinto Ltd.	46,124	3,427,611
Telstra Corp. Ltd.	1,151,638	2,921,090

		42,663,806

Austria — 0.0%
Telekom Austria AG	126,066	1,900,761

Belgium — 0.1%
RHJ International (a)	637,000	5,257,422
RHJ International — ADR (a)(b)	40,600	334,855

		5,592,277

Brazil — 2.1%
All America Latina Logistica SA	325,050	3,315,817
Banco do Brasil SA	65,300	1,230,743
Banco Itau Holding Financeira SA, Preference Shares	284,900	6,773,952
Banco Santander Brasil SA	245,100	3,324,495
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	329,667	11,322,074
Cia Brasileira, Preference ‘B’ Shares (a)	3,872	132,980
Cia Energetica de Minas Gerais — ADR	113,395	1,858,544
Cosan Ltd.	504,600	5,848,314
Cyrela Brazil Realty SA	634,600	8,952,661
Hypermarcas SA (a)	1,212,900	18,609,269
MRV Engenharia e Participacoes SA	591,100	5,676,936
NET Servicos de Comunicacao SA, Preference Shares (a)	256,000	3,336,170
Petroleo Brasileiro SA — ADR	1,304,640	42,818,285
SLC Agricola SA	511,900	5,636,346
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	137,800	1,847,106
Vale SA, Preference ‘A’ Shares	387,900	10,628,277
Vivo Participacoes SA — ADR	433,400	11,775,478

		143,087,447

Canada — 3.0%
Agrium, Inc.	122,300	9,171,277
Alamos Gold, Inc.	431,220	7,351,151
BCE, Inc.	17,500	568,750
Barrick Gold Corp.	502,126	23,243,413
Canadian Natural Resources Ltd.	225,500	7,802,300
Canadian Pacific Railway Ltd.	102,328	6,251,665
Canadian Pacific Railway Ltd.	97,593	5,946,342
Cenovus Energy, Inc.	6,540	188,156
Daylight Energy Ltd.	529,730	5,071,280
Eldorado Gold Corp.	754,295	13,943,717
Goldcorp, Inc.	544,968	23,717,007
IAMGOLD Corp.	846,100	14,984,431
IAMGOLD, International African Mining Gold Corp.	295,221	5,227,842
Kinross Gold Corp.	1,050,180	19,699,168
Kinross Gold Corp.	292,005	5,486,774
Potash Corp. of Saskatchewan, Inc.	26,170	3,769,527
Research In Motion Ltd. (a)	12,700	618,363
Rogers Communications, Inc., Class B	23,300	872,080
Rogers Communications, Inc., Class B	116,900	4,375,567
Silver Wheaton Corp. (a)	450,600	12,008,490
Sino-Forest Corp. (a)	397,850	6,627,611
Suncor Energy, Inc.	117,460	3,824,385
TELUS Corp.	54,150	2,406,199
Talisman Energy, Inc.	96,280	1,684,362
Teck Resources Ltd., Class B	15,120	622,339
Thomson Reuters Corp.	12,500	469,125
Vittera, Inc. (a)	176,300	1,538,705
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EAFE	Europe, Asia, Far East
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada (concluded)
Yamana Gold, Inc.	1,693,570	$19,307,587

		206,777,613

Chile — 0.1%
Banco Santander Chile SA — ADR	43,300	4,180,615
Sociedad Quimica y Minera de Chile SA	64,200	3,097,008

		7,277,623

China — 1.5%
Beijing Enterprises Holdings Ltd.	2,861,542	20,328,644
CSR Corp. Ltd,	1,178,800	1,116,467
Chaoda Modern Agriculture Holdings Ltd.	10,729,998	8,929,325
China BlueChemical Ltd.	3,843,600	2,786,080
China Communications Services Corp. Ltd.	39,000	23,086
China Huiyan Juice Group Ltd.	960,000	670,430
China Life Insurance Co. Ltd.	1,015,200	4,020,545
China Life Insurance Co. Ltd. — ADR	70,649	4,202,203
China Mobile Ltd.	2,012,000	20,582,610
China Pacific Insurance Group Co. Ltd.	427,100	1,599,675
China Resources Gas Group Ltd.	1,308,000	1,918,477
China Shenhua Energy Co. Ltd., Class H	924,867	3,808,781
China Telecom Corp., Ltd.	4,750,000	2,598,377
China Unicom Ltd.	1,834,000	2,681,952
Dongfeng Motor Group Co. Ltd.	404,600	823,324
Guangshen Railway Co. Ltd.	4,255,000	1,582,365
Guangzhou Automobile Group Co. Ltd.	3,119,802	5,372,002
Jiangsu Express	332,900	349,292
Mindray Medical International Ltd. — ADR (c)	37,800	1,117,746
Ping An Insurance Group Co. of China Ltd.	302,918	3,075,398
Tianjin Development Holdings Ltd.	12,224,207	9,450,267
Tianjin Port Development Holdings Ltd.	19,527,800	4,570,963
Xiamen International Port Co. Ltd.	4,042,600	757,940
Zhongsheng Group Holdings Ltd. (a)	1,845,300	4,437,274

		106,803,223

Egypt — 0.1%
Telecom Egypt	1,665,979	5,118,809

Finland — 0.1%
Fortum Oyj	161,593	4,232,298
Nokia Oyj — ADR	58,300	584,749

		4,817,047

France — 0.9%
AXA SA	178,466	3,128,762
AXA SA — ADR	5,700	99,066
BNP Paribas SA	109,000	7,779,484
Cie Generale d’Optique Essilor International SA	169,811	11,693,531
France Telecom SA	408,872	8,843,249
Sanofi-Aventis	124,300	8,274,141
Sanofi-Aventis — ADR	17,767	590,753
Technip SA	20,700	1,668,012
Total SA	171,487	8,860,892
Total SA — ADR	215,200	11,104,320
Vivendi SA	74,900	2,052,884

		64,095,094

Germany — 0.3%
Allianz AG, Registered Shares	19,253	2,175,155
Bayer AG	60,550	4,220,348
Bayer AG — ADR	2,100	146,307
Bayerische Motoren Werke AG	26,100	1,830,769
Deutsche Telekom AG — ADR	40,200	547,926
Kabel Deutschland Holding AG (a)	111,700	4,431,210
Volkswagen AG, Preference Shares	63,332	7,639,902

		20,991,617

Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	363,000	5,489,189
Cheung Kong Infrastructure Holdings Ltd.	685,600	2,720,083
China Dongxiang Group Co.	4,799,576	2,762,056
China Gas Holdings Ltd.	933,200	500,238
HSBC Holdings Plc, Hong Kong Registered	380,000	3,852,816
Hutchison Whampoa Ltd.	641,943	5,972,627
The Link Real Estate Investment Trust	3,711,546	11,012,752
Ports Design Ltd.	13,000	35,815
Shougang Concord International Enterprises Co. Ltd. (a)	6,220,500	1,133,103
Sinopharm Group Co.	648,500	2,669,794
Wharf Holdings Ltd.	853,037	5,471,333

		41,619,806

India — 0.9%
Adani Enterprises Ltd.	502,600	7,401,828
Adani Power Ltd. (a)	1,448,509	4,317,227
Bharat Heavy Electricals Ltd.	216,090	11,913,603
Container Corp. of India	47,540	1,374,183
Housing Development Finance Corp.	825,520	13,452,119
Larsen & Toubro Ltd.	102,900	4,696,575
Reliance Industries Ltd.	371,810	8,167,128
State Bank of India Ltd.	146,550	10,563,618

		61,886,281

Indonesia — 0.1%
Bumi Resources Tbk PT	13,350,036	3,173,001
Telekomunikasi Indonesia Tbk PT	5,750,800	5,931,915

		9,104,916

Ireland — 0.4%
Accenture Plc	12,891	547,739
Covidien Plc	99,799	4,010,922
Ingersoll-Rand Plc	12,200	435,662
Seagate Technology (a)	28,682	337,874
XL Group Plc	851,987	18,454,038

		23,786,235

Israel — 0.2%
AFI Development Plc — GDR (a)	313,400	267,957
Teva Pharmaceutical Industries Ltd. — ADR	194,715	10,271,216

		10,539,173

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy — 0.4%
Assicurazioni Generali SpA	44,900	$906,495
Eni SpA	310,200	6,702,613
Intesa Sanpaolo SpA	2,308,200	7,518,979
Telecom Italia SpA	1,726,000	2,417,898
Unicredit SpA	3,523,100	9,022,353

		26,568,338

Japan — 5.9%
Aisin Seiki Co., Ltd.	116,939	3,659,510
Astellas Pharma, Inc.	93,293	3,375,859
The Bank of Kyoto Ltd.	318,741	2,585,034
Bridgestone Corp.	61,232	1,116,478
Canon, Inc.	238,858	11,156,112
Coca-Cola Central Japan Co., Ltd.	96,741	1,303,704
Coca-Cola West Holdings Co., Ltd.	276,934	4,680,214
Daihatsu Motor Co., Ltd.	229,707	3,074,733
Daikin Industries Ltd.	23,774	894,653
Daiwa House Industry Co., Ltd.	280,190	2,829,114
Denso Corp.	133,920	3,978,476
East Japan Railway Co.	222,986	13,472,445
Fanuc Ltd.	31,818	4,061,263
Fuji Heavy Industries Ltd.	987,564	6,313,537
Fujitsu Ltd.	210,974	1,484,366
Futaba Industrial Co., Ltd. (a)	280,021	1,812,658
Hitachi Chemical Co., Ltd.	181,400	3,391,027
Hokkaido Coca-Cola Bottling Co., Ltd.	71,300	356,158
Honda Motor Co., Ltd.	221,883	7,895,512
Hoya Corp.	370,574	9,049,937
Inpex Corp.	2,112	9,935,056
JGC Corp.	383,802	6,684,818
KDDI Corp.	2,440	11,664,819
Kinden Corp.	291,718	2,643,597
Kirin Holdings Co., Ltd.	520,651	7,411,916
Komatsu Ltd.	86,900	2,021,640
Kubota Corp.	1,215,696	11,149,988
Kuraray Co., Ltd.	268,170	3,393,681
Kyowa Hakko Kirin Co. Ltd.	336,279	3,336,184
Mikuni Coca-Cola Bottling Co., Ltd.	152,900	1,336,553
Mitsubishi Corp.	826,747	19,642,777
Mitsubishi Tanabe Pharma Corp.	190,270	3,102,451
Mitsubishi UFJ Financial Group, Inc.	1,371,727	6,368,789
Mitsui & Co., Ltd.	967,478	14,385,376
Mitsui OSK Lines Ltd.	487,411	3,066,680
Mitsui Sumitomo Insurance Group Holdings, Inc.	603,714	13,892,146
Murata Manufacturing Co., Ltd.	104,928	5,548,271
NGK Insulators Ltd.	146,290	2,437,332
NKSJ Holdings, Inc. (a)	1,276,555	7,998,596
NTT DoCoMo, Inc.	12,117	20,237,166
NTT Urban Development Co.	1,600	1,345,726
Nintendo Co., Ltd.	12,081	3,030,071
Nippon Electric Glass Co.	132,601	1,812,526
Nippon Telegraph & Telephone Corp.	153,230	6,711,820
Nomura Holdings, Inc.	529,646	2,548,111
Okumura Corp.	1,004,751	3,402,846
Rinnai Corp.	60,223	3,546,438
Rohm Co., Ltd.	67,153	4,158,854
Sekisui House Ltd.	804,199	7,237,507
Seven & I Holdings Co., Ltd.	405,794	9,516,341
Shin-Etsu Chemical Co., Ltd.	276,934	13,513,597
Shionogi & Co., Ltd.	219,422	4,007,574
Sony Corp. — ADR	11,100	343,212
Sony Financial Holdings, Inc.	630	2,050,912
Sumitomo Chemical Co., Ltd.	3,575,390	15,695,763
Sumitomo Electric Industries Ltd.	260,148	3,172,771
Sumitomo Mitsui Financial Group, Inc.	155,247	4,524,190
Suzuki Motor Corp.	605,089	12,753,915
TDK Corp.	59,833	3,343,460
Tadano Ltd.	103,421	515,802
Terumo Corp.	61,675	3,274,229
Toda Corp.	961,496	3,160,346
Toho Co., Ltd.	232,262	3,735,446
Tokio Marine Holdings, Inc.	680,423	18,352,762
Tokyo Gas Co., Ltd.	1,766,070	8,032,068
Toyota Industries Corp.	336,077	8,997,763
Toyota Motor Corp.	151,053	5,413,842
Ube Industries Ltd.	1,442,546	3,200,207
West Japan Railway Co.	996	3,576,520

		403,723,245

Kazakhstan — 0.1%
KazMunaiGas Exploration Production — GDR	525,900	9,292,653

Luxembourg — 0.0%
Millicom International Cellular SA	20,500	1,966,975

Malaysia — 0.4%
Axiata Group Bhd (a)	2,187,825	3,106,517
British American Tobacco Malaysia Bhd	174,000	2,730,775
IOI Corp. Bhd	797,305	1,412,447
PLUS Expressways Bhd	4,290,208	5,793,588
Telekom Malaysia Bhd	941,200	1,042,989
Tenaga Nasional Bhd	1,406,903	4,020,077
YTL Power International	10,010,752	7,427,317

		25,533,710

Mexico — 0.2%
America Movil, SA de CV — ADR	178,657	9,527,778
Fomento Economico Mexicano, SA de CV — ADR	41,400	2,100,222

		11,628,000

Netherlands — 0.2%
Koninklijke KPN NV	239,069	3,704,081
Koninklijke Philips Electronics NV	126,300	3,974,032
Koninklijke Philips Electronics NV, New York Registered Shares	23,800	745,416
Unilever NV — ADR	51,900	1,550,772

		9,974,301

Norway — 0.1%
DnB NOR ASA	289,500	3,951,841
Statoil ASA	261,100	5,464,899

		9,416,740

Philippines — 0.1%
Philippine Long Distance Telephone Co. — ADR	53,200	3,184,552

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	16,300	$2,299,052

Russia — 1.0%
AFI Development Plc, Class B (a)	313,400	258,555
Federal Hydrogenerating Co.	14,181,593	726,098
Kuzbassrazrezugol (a)	3,353,475	1,173,716
LSR Group — GDR (a)(b)	1,026,600	5,543,640
MMC Norilsk Nickel — ADR	186,817	3,185,230
Magnitogorsk Iron & Steel Works — GDR	224,500	2,911,765
Novorossiysk Commercial Sea Port — GDR	553,500	5,247,180
OAO Rosneft Oil Co. — GDR (a)	285,700	1,905,619
Polyus Gold Co. ZAO — ADR	446,500	11,475,050
RusHydro — ADR (a)	2,927,272	15,075,451
Sberbank	6,013,800	16,868,709
Uralkali — GDR	7,100	155,845
VimpelCom Ltd. — ADR (a)	342,500	5,086,125

		69,612,983

Singapore — 0.8%
CapitaLand Ltd.	1,315,250	4,058,964
DBS Group Holdings Ltd.	304,170	3,254,177
Fraser and Neave Ltd.	1,375,900	6,796,917
Keppel Corp. Ltd.	1,102,100	7,523,758
MobileOne Ltd.	1,345,830	2,236,628
Noble Group Ltd.	1,115,171	1,602,679
Oversea-Chinese Banking Corp.	1,284,800	8,637,956
Parkway Holdings Ltd.	2,174,300	6,365,337
Parkway Life Real Estate Investment Trust	58,300	70,928
Sembcorp Marine Ltd.	727,900	2,175,052
Singapore Press Holdings Ltd.	762,240	2,463,523
Singapore Telecommunications Ltd.	3,385,330	8,079,375
United Overseas Bank Ltd.	169,300	2,354,551

		55,619,845

South Africa — 0.1%
Anglo Platinum Ltd. (a)	7,727	730,981
AngloGold Ashanti Ltd. — ADR	34,400	1,590,656
Impala Platinum Holdings Ltd.	27,500	708,354
Katanga Mining Ltd. (a)	894,288	1,225,528
Life Healthcare Group Holdings Ltd.	1,268,700	2,628,317
Sasol Ltd.	17,000	761,801

		7,645,637

South Korea — 0.8%
Cheil Industries, Inc.	36,053	3,154,342
KT Corp.	21,770	871,522
KT Corp. — ADR	348,790	7,136,243
KT&G Corp.	101,641	6,055,097
Korean Reinsurance Co.	41,008	407,932
LG Corp.	39,700	2,872,837
LG Display Co. Ltd.	89,200	3,094,774
Mando Corp. (a)	7,800	944,004
Meritz Fire & Marine Insurance Co. Ltd.	38,122	252,590
POSCO	10,687	4,858,012
POSCO — ADR	39,580	4,511,328
Paradise Co. Ltd.	179,018	577,445
SK Telecom Co., Ltd.	41,720	6,269,235
Samsung Electronics Co., Ltd.	18,560	12,639,533
Samsung Fine Chemicals Co., Ltd.	54,200	3,031,758

		56,676,652

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	299,400	4,051,527
Banco Santander SA	966,000	12,260,745
Telefonica SA	236,982	5,882,167
Telefonica SA — ADR	32,500	2,409,875

		24,604,314

Switzerland — 0.9%
Credit Suisse Group AG	14,900	634,144
Credit Suisse Group AG	100,955	4,301,012
Garmin Ltd.	19,027	577,470
Nestle SA, Registered Shares	350,574	18,688,203
Noble Corp.	14,165	478,635
Novartis AG, Registered Shares	159,112	9,158,159
Roche Holding AG	42,147	5,758,631
Transocean Ltd. (a)	84,760	5,449,221
Tyco Electronics Ltd.	54,178	1,583,081
Tyco International Ltd.	50,508	1,855,159
UBS AG	327,100	5,569,118
Weatherford International Ltd. (a)	217,880	3,725,748
Zurich Financial Services AG	22,138	5,189,811

		62,968,392

Taiwan — 0.8%
ASUSTeK Computer, Inc.	159,448	1,140,850
Catcher Technology Co. Ltd.	363,600	838,086
Cheng Shin Rubber Industry Co. Ltd.	1,087,500	2,395,190
Chunghwa Telecom Co., Ltd.	1,873,639	4,206,875
Chunghwa Telecom Co., Ltd. — ADR	357,673	8,019,028
Compal Electronics, Inc.	851,475	1,018,272
Delta Electronics, Inc.	1,990,141	8,303,699
Far EasTone Telecommunications Co., Ltd.	2,425,000	3,399,397
HON HAI Precision Industry Co., Ltd.	857,513	3,216,012
HTC Corp.	468,977	10,652,112
MediaTek, Inc.	171,341	2,404,290
Pegatron Corp. (a)	429,158	561,148
Taiwan Semiconductor Manufacturing Co., Ltd.	4,172,115	8,256,619

		54,411,578

Thailand — 0.2%
Hana Microelectronics Pcl	1,627,138	1,367,118
PTT Chemical PCL	323,279	1,437,979
PTT Public Company THB 10	495,292	4,830,525
Siam Commercial Bank Pcl	1,709,768	5,830,675

		13,466,297

Turkey — 0.3%
BIM Birlesik Magazalar AS	129,700	3,743,302
Tupas Turkiye Petrol Rafine	165,515	4,450,423
Turk Telekomunikasyon AS	938,258	4,224,750
Turkcell Iletisim Hizmet AS	403,617	2,722,486
Turkiye Garanti Bankasi AS	1,202,762	6,969,081

		22,110,042

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom — 2.1%
Anglo American Plc	204,700	$8,125,398
Antofagasta Plc	294,500	5,724,925
AstraZeneca Group Plc — ADR	14,600	740,220
BG Group Plc	748,900	13,185,953
BP Plc	1,331,968	9,113,389
BP Plc — ADR	273,900	11,276,463
BT Group Plc	743,000	1,632,529
British American Tobacco Plc	105,283	3,931,860
Diageo Plc — ADR	209,969	14,489,961
Ensco International Plc — ADR	12,300	550,179
GlaxoSmithKline Plc — ADR	15,000	592,800
Guinness Peat Group Plc	5,706,661	2,802,852
HSBC Holdings Plc	1,462,174	14,791,251
HSBC Holdings Plc — ADR	73,800	3,733,542
International Power Plc	679,200	4,137,669
Lloyds TSB Group Plc (a)	5,722,658	6,639,166
National Grid Plc	984,000	8,346,504
Prudential Plc	103,400	1,033,259
Royal Dutch Shell Plc — ADR	50,414	3,039,964
Shire Pharmaceuticals Plc — ADR	4,300	289,304
Standard Chartered Plc	130,600	3,750,102
Unilever Plc	110,291	3,192,180
Unilever Plc — ADR	34,300	998,130
Vodafone Group Plc	4,186,718	10,330,092
Vodafone Group Plc — ADR	309,280	7,673,237

		140,120,929

United States — 28.5%
3M Co.	120,786	10,473,354
ACE Ltd.	284,299	16,560,417
The AES Corp. (a)	347,100	3,939,585
AOL, Inc. (a)	8,341	206,440
AT&T Inc.	1,417,394	40,537,468
Abbott Laboratories	308,562	16,119,279
Adobe Systems, Inc. (a)	75,900	1,984,785
Advance Auto Parts, Inc.	10,555	619,367
Advanced Micro Devices, Inc. (a)(c)	565,677	4,021,963
Aetna, Inc.	349,348	11,042,890
Agilent Technologies, Inc. (a)	125,610	4,191,606
Allergan, Inc.	41,000	2,727,730
Alliance Resource Partners LP	63,483	3,703,598
The Allstate Corp.	78,011	2,461,247
Altera Corp.	21,600	651,456
Altria Group, Inc.	297,977	7,157,408
Amdocs Ltd. (a)	20,916	599,453
American Commercial Lines, Inc. (a)	147,119	4,101,678
American Electric Power Co., Inc.	162,006	5,869,477
American Tower Corp., Class A (a)	131,158	6,723,159
American Water Works Co, Inc.	149,554	3,480,122
AmerisourceBergen Corp.	122,646	3,760,326
Amgen, Inc. (a)	147,404	8,123,434
Amphenol Corp., Class A	19,679	963,877
Anadarko Petroleum Corp.	180,391	10,291,307
Analog Devices, Inc.	35,021	1,098,959
Apache Corp.	106,254	10,387,391
Apple, Inc. (a)	193,322	54,855,117
Arch Capital Group Ltd. (a)	48,437	4,059,021
Ascent Media Corp., Class A (a)	479	12,794
Autodesk, Inc. (a)	17,500	559,475
Axis Capital Holdings Ltd.	17,599	579,711
BMC Software, Inc. (a)	21,609	874,732
Babcock & Wilcox Co (a)	241,167	5,132,034
Bank of America Corp.	2,087,031	27,360,976
The Bank of New York Mellon Corp.	620,882	16,223,647
Biogen Idec, Inc. (a)	10,099	566,756
Boeing Co.	201,319	13,395,766
Boston Scientific Corp. (a)	216,741	1,328,622
Bristol-Myers Squibb Co.	1,698,850	46,055,824
Broadcom Corp., Class A	68,526	2,425,135
Bunge Ltd.	96,073	5,683,679
CA, Inc.	503,439	10,632,632
CF Industries Holdings, Inc.	144,586	13,807,963
CIGNA Corp.	141,784	5,073,032
CMS Energy Corp.	170,423	3,071,022
CNA Financial Corp. (a)	17,800	498,222
CNH Global NV	19,500	714,480
CVS Caremark Corp.	250,817	7,893,211
Cablevision Systems Corp., Class A	19,068	499,391
Capital One Financial Corp.	10,500	415,275
Cardinal Health, Inc.	17,472	577,275
CareFusion Corp. (a)	17,084	424,367
Celgene Corp. (a)	57,000	3,283,770
CenturyTel, Inc.	92,086	3,633,714
Cephalon, Inc. (a)	6,300	393,372
Charter Communications, Inc. (a)	25,100	815,750
Check Point Software Technologies Ltd. (a)	15,900	587,187
Chesapeake Energy Corp.	158,170	3,582,551
Chevron Corp.	477,089	38,668,063
Chubb Corp.	123,323	7,028,178
Cimarex Energy Co.	7,700	509,586
Cisco Systems, Inc. (a)	849,628	18,606,853
Citigroup, Inc. (a)	4,384,066	17,097,857
The Coca-Cola Co.	89,805	5,255,389
Cognizant Technology Solutions Corp. (a)	34,503	2,224,408
Colgate-Palmolive Co.	144,746	11,125,178
Comcast Corp., Class A	977,011	17,664,359
Complete Production Services, Inc. (a)	153,391	3,136,846
Computer Sciences Corp.	30,283	1,393,018
Comverse Technology, Inc. (a)	400,080	2,692,538
ConAgra Foods, Inc.	84,671	1,857,682
ConocoPhillips	358,758	20,603,472
Consol Energy, Inc.	561,323	20,746,498
Constellation Brands, Inc., Class A (a)	65,369	1,156,378
Constellation Energy Group, Inc.	12,300	396,552
Corning, Inc.	947,057	17,312,202
Crown Holdings, Inc. (a)	97,669	2,799,194
DIRECTV, Class A (a)	131	5,454
DISH Network Corp.	98,269	1,882,834
Darden Restaurants, Inc.	10,000	427,800
DaVita, Inc. (a)	89,579	6,183,638
Dell, Inc. (a)	1,059,040	13,725,158
Devon Energy Corp.	168,993	10,940,607
Discover Financial Services, Inc.	550	9,174
Discovery Communications, Inc., Class A (a)	4,813	209,606
Discovery Communications, Inc., Class C (a)	4,895	186,940
Dollar Tree, Inc. (a)	12,900	629,004

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Domtar Corp.	51,700	$3,338,786
The Dow Chemical Co.	342,769	9,412,437
Dr. Pepper Snapple Group, Inc.	57,174	2,030,820
E.I. du Pont de Nemours & Co.	236,481	10,551,782
EMC Corp. (a)	391,131	7,943,871
EXCO Resources, Inc.	734,147	10,916,766
Eastman Chemical Co.	8,900	658,600
Eaton Corp.	6,730	555,158
eBay, Inc. (a)	173,687	4,237,963
El Paso Corp.	1,192,130	14,758,569
Electronic Arts, Inc. (a)	320,942	5,273,077
Eli Lilly & Co.	100,380	3,666,881
Endo Pharmaceuticals Holdings, Inc. (a)	30,122	1,001,255
Endurance Specialty Holdings Ltd.	141,164	5,618,327
Entergy Corp.	90,831	6,951,296
Everest Re Group Ltd.	27,248	2,356,135
Exelon Corp.	196,315	8,359,093
Expedia, Inc.	18,951	534,608
Extreme Networks, Inc. (a)	10,021	31,165
Exxon Mobil Corp.	1,105,433	68,304,705
FMC Corp.	249,553	17,071,921
Fidelity National Information Services, Inc.	17,690	479,930
Fidelity National Title Group, Inc., Class A	599,505	9,418,224
Fluor Corp.	4,400	217,932
Forest Laboratories, Inc. (a)	44,195	1,366,951
Freeport-McMoRan Copper & Gold, Inc., Class B	100,104	8,547,881
The Gap, Inc.	30,819	574,466
General Communication, Inc., Class A (a)	32,236	321,393
General Electric Co.	2,513,389	40,842,571
General Mills, Inc.	156,724	5,726,695
Genzyme Corp. (a)	128,686	9,109,682
Gilead Sciences, Inc. (a)	212,285	7,559,469
Global Industries Ltd. (a)	788,058	4,310,677
The Goldman Sachs Group, Inc.	121,346	17,544,205
Google, Inc., Class A (a)(c)	39,249	20,636,732
H.J. Heinz Co.	63,775	3,021,022
Halliburton Co.	259,617	8,585,534
Hanesbrands, Inc. (a)	7,900	204,294
Harris Corp.	15,248	675,334
HealthSouth Corp. (a)	166,725	3,201,120
Hess Corp.	117,485	6,945,713
Hewitt Associates, Inc., Class A (a)	10,712	540,206
Hewlett-Packard Co.	432,789	18,207,433
Hologic, Inc. (a)	643,101	10,296,047
Hospira, Inc. (a)	8,375	477,459
Humana, Inc. (a)	128,344	6,448,003
Intel Corp.	806,579	15,510,514
International Business Machines Corp.	335,793	45,043,273
International Game Technology	281,065	4,061,389
International Paper Co.	84,847	1,845,422
Intuit, Inc. (a)	13,223	579,300
JDS Uniphase Corp. (a)	46,742	579,133
JPMorgan Chase & Co.	987,274	37,585,521
Johnson & Johnson	678,292	42,026,972
KBR, Inc.	148,308	3,654,309
Kimberly-Clark Corp.	6,000	390,300
King Pharmaceuticals, Inc. (a)	45,510	453,280
Kraft Foods, Inc.	472,715	14,587,985
L-3 Communications Holdings, Inc.	10,900	787,743
LSI Corp. (a)	34,964	159,436
Lexmark International, Inc., Class A (a)(c)	131,774	5,879,756
Liberty Global, Inc. (a)	18,900	582,309
Liberty Media Corp. — Starz, Series A (a)	13	843
Liberty Media Holding Corp. — Capital (a)	8	416
Liberty Media Holding Corp. — Interactive (a)	7,000	95,970
Life Technologies Corp. (a)	100,854	4,708,873
Limited Brands, Inc.	21,418	573,574
Lincoln National Corp.	21,700	519,064
Lockheed Martin Corp.	138,441	9,868,074
Lorillard, Inc.	34,383	2,761,299
Lubrizol Corp.	5,743	608,586
Marathon Oil Corp.	368,932	12,211,649
Marco Polo Investment Holdings Ltd. (a)	263	—
Mattel, Inc.	233,368	5,474,813
McDermott International, Inc. (a)	482,344	7,129,044
McDonald’s Corp.	100,165	7,463,294
The McGraw-Hill Cos., Inc.	18,300	604,998
McKesson Corp.	111,869	6,911,267
Mead Johnson Nutrition Co.	210,256	11,965,669
MeadWestvaco Corp.	20,985	511,614
Medco Health Solutions, Inc. (a)	163,931	8,534,248
Medtronic, Inc.	371,267	12,467,146
Merck & Co, Inc.	768,410	28,285,172
MetLife, Inc.	189,183	7,274,086
Mettler Toledo International, Inc. (a)	20,136	2,505,724
Micron Technology, Inc. (a)	58,100	418,901
Microsoft Corp.	2,174,088	53,243,415
Molson Coors Brewing Co., Class B	12,500	590,250
Morgan Stanley	434,521	10,723,978
Motorola, Inc. (a)	705,839	6,020,807
Murphy Oil Corp.	41,947	2,597,358
Mylan, Inc. (c)	22,117	416,021
NCB Holdings Ltd. (a)	2,150	—
NII Holdings, Inc. (a)	12,900	530,190
NRG Energy, Inc. (a)	74,151	1,543,824
Nabors Industries Ltd. (a)	49,312	890,575
National Oilwell Varco, Inc.	232,570	10,342,388
National Semiconductor Corp.	30,200	385,654
Newmont Mining Corp.	390,889	24,551,738
News Corp., Class A	336,537	4,395,173
NextEra Energy, Inc.	195,169	10,615,242
Northern Trust Corp.	243,173	11,730,666
Northrop Grumman Corp.	108,902	6,602,728
Novell, Inc. (a)	82,490	492,465
Occidental Petroleum Corp.	169,493	13,271,302
Oracle Corp.	781,238	20,976,240
PG&E Corp.	88,818	4,034,114
PPG Industries, Inc.	8,200	596,960
PPL Corp.	266,580	7,258,973
Pall Corp.	31,003	1,290,965
Parker Hannifin Corp.	7,248	507,795

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
PartnerRe Ltd.	27,932	$2,239,588
PerkinElmer, Inc.	104,943	2,428,381
Perrigo Co.	99,500	6,389,890
Pfizer, Inc.	1,904,325	32,697,260
PharMerica Corp. (a)	2,658	25,331
Philip Morris International, Inc.	185,893	10,413,726
Pitney Bowes, Inc.	18,775	401,410
Platinum Underwriters Holdings Ltd.	59,354	2,583,086
Polo Ralph Lauren Corp.	5,255	472,214
Polycom, Inc. (a)	276,891	7,553,586
Praxair, Inc.	42,025	3,793,177
Precision Castparts Corp.	47,523	6,052,054
Pride International, Inc. (a)	12,039	354,308
Principal Financial Group, Inc.	71,409	1,850,921
The Procter & Gamble Co.	407,613	24,444,552
The Progressive Corp.	167,203	3,489,527
QUALCOMM, Inc.	619,208	27,938,665
Qwest Communications International, Inc.	1,420,120	8,904,152
R.R. Donnelley & Sons Co.	26,466	448,863
Ralcorp Holdings, Inc. (a)	13,257	775,269
Raytheon Co.	72,582	3,317,723
RenaissanceRe Holdings Ltd.	59,667	3,577,633
Ross Stores, Inc.	9,433	515,230
Ryder System, Inc.	11,445	489,503
SM Energy Co.	152,721	5,720,929
SUPERVALU, Inc.	31,344	361,396
Safeway, Inc.	18,951	401,003
SanDisk Corp. (a)	15,139	554,844
Sara Lee Corp.	692,762	9,303,794
Schlumberger Ltd.	236,340	14,560,907
Sears Holdings Corp. (a)(c)	4,400	317,416
Sempra Energy	12,700	683,260
Simon Property Group, Inc.	41,972	3,892,483
Sohu.com, Inc. (a)	8,900	512,818
The Southern Co.	90,938	3,386,531
Spirit Aerosystems Holdings, Inc., Class A (a)	394,436	7,861,109
Sprint Nextel Corp. (a)	556,306	2,575,697
The St. Joe Co. (a)(c)	185,084	4,603,039
State Street Corp.	167,862	6,321,683
Stryker Corp.	7,900	395,395
Symantec Corp. (a)	189,329	2,872,121
TJX Cos., Inc.	13,300	593,579
Target Corp.	8,897	475,456
Tellabs, Inc.	38,618	287,704
Teradata Corp. (a)	26,857	1,035,606
Texas Instruments, Inc.	376,540	10,219,296
Thermo Fisher Scientific, Inc. (a)	141,981	6,798,050
Time Warner Cable, Inc.	45,843	2,475,064
Time Warner, Inc.	91,663	2,809,471
Total System Services, Inc.	38,748	590,520
Transatlantic Holdings, Inc.	33,493	1,702,114
The Travelers Cos., Inc.	262,779	13,690,786
URS Corp. (a)	9,100	345,618
U.S. Bancorp	618,411	13,370,046
Unifi, Inc. (a)	245,151	1,105,631
Union Pacific Corp.	302,477	24,742,619
United Technologies Corp.	35,751	2,546,544
UnitedHealth Group, Inc.	207,808	7,296,139
UnumProvident Corp.	20,788	460,454
Valero Energy Corp.	237,551	4,159,518
Validus Holdings Ltd.	89,401	2,356,610
VeriSign, Inc. (a)	19,232	610,424
Verizon Communications, Inc.	903,357	29,440,405
Viacom, Inc., Class B	360,992	13,064,300
WABCO Holdings, Inc. (a)	600	25,164
Wal-Mart Stores, Inc.	431,665	23,102,711
Waters Corp. (a)	73,726	5,218,326
WellPoint, Inc. (a)	250,041	14,162,322
Wells Fargo & Co.	1,245,755	31,305,823
Western Digital Corp. (a)	44,532	1,264,263
Whirlpool Corp.	5,054	409,172
Williams Cos., Inc.	26,401	504,523
Windstream Corp.	81,991	1,007,669
Wisconsin Energy Corp.	7,981	461,302
Xerox Corp.	833,393	8,625,618
Xilinx, Inc.	17,846	474,882

		1,950,568,923

Total Common Stocks — 54.3%		3,717,454,886

Fixed Income Securities

		Par
Asset-Backed Securities		(000)

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB, 13.00% 12/15/17 (d)	USD	300	90,000

Total Asset-Backed Securities — 0.0%			90,000

Corporate Bonds
Brazil — 0.1%
Banco Santander Brasil SA, 4.50%, 4/06/15 (b)		2,406	2,472,391
Cosan Finance Ltd., 7.00%, 2/01/17 (b)		285	308,513
Globo Comunicacao e Participacoes SA, 6.25%, (b)(e)(f)		897	917,182

			3,698,086

Canada — 0.4%
Daylight Resources Trust, 6.25%, 12/31/14 (g)	CAD	3,034	3,075,578
PetroBakken Energy Ltd., 3.13%, 2/08/16 (g)	USD	12,600	12,111,750
Sino-Forest Corp. (b):
5.00%, 8/01/13 (g)		9,500	10,687,500
10.25%, 7/28/14		4,035	4,680,600

			30,555,428

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
China — 0.2%
Celestial Nutrifoods Ltd., 90.24%, 6/12/11 (d)(g)	SGD	11,400	$2,600,563
China Petroleum & Chemical Corp., 4.65%, 4/24/14 (d)(g)	HKD	72,130	10,319,093

			12,919,656

Europe — 0.2%
European Investment Bank:
4.38%, 4/15/13	EUR	4,550	6,677,826
Series 1158/0100, 3.63%, 10/15/11		652	913,149
Telemovil Finance Co. Ltd., 8.00%, 10/01/17 (b)	USD	4,102	4,209,473

			11,800,448

France — 0.0%
Compagnie Generale des Etablissements Michelin, Series ML, 7.99%, 1/01/17 (d)(g)	EUR	1,473	2,286,723

Germany — 0.1%
Fresenius Finance Jersey Ltd., 5.63%, 8/14/11 (g)		3,000	5,017,722

Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd., 10/18/10 (a)(d)(g)(h)	CNY	13,100	371,981
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	1,600	2,590,000
Hutchison Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		1,310	1,462,281
(09/16), 4.63%, 9/11/15 (b)		6,900	7,375,520
(09/16), 4.63%, 9/11/15		3,967	4,239,930
(09), 7.63%, 4/09/19 (b)		3,775	4,650,517
(09/19), 5.75%, 9/11/19 (b)		946	1,050,756

			21,740,985

India — 0.7%
Gujarat NRE Coke Ltd., 21.93%, 4/12/11 (d)(g)		1,900	2,470,000
Jaiprakash Associates Ltd., 11.38%, 9/12/12 (d)(g)		1,363	1,731,010
REI Agro Ltd. (g):
5.50%, 11/13/14 (b)		6,845	6,109,163
5.50%, 11/13/14		1,178	1,051,365
Reliance Communications Ltd. (d)(g):
38.16%, 5/10/11		6,300	7,670,250
17.73%, 3/01/12		18,500	21,321,250
Suzlon Energy Ltd., 32.93%, 6/12/12 (d)(g)		2,825	2,854,843
Tata Steel Ltd., 1.00%, 9/05/12 (g)		4,300	5,143,875

			48,351,756

Japan — 0.0%
The Mie Bank Ltd., 1.00%, 10/31/11 (g)	JPY	17,000	203,360
Nagoya Railroad Co. Ltd., 1.21%, 3/30/12 (d)(g)		14,000	169,382

			372,742

Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV (b):
9.13%, 7/02/18	USD	11,183	13,671,217
7.00%, 5/05/20		4,835	5,330,588

			19,001,805

Luxembourg — 0.8%
Acergy SA, Series ACY, 2.25%, 10/11/13 (g)		1,400	1,508,947
Actelion Finance SCA, 0.00%, 11/22/11 (d)(g)	CHF	4,510	4,643,572
Evraz Group SA:
8.88%, 4/24/13 (b)	USD	1,250	1,329,625
8.88%, 4/24/13		1,000	1,065,000
8.25%, 11/10/15		985	1,044,100
9.50%, 4/24/18 (b)		3,360	3,763,200
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,413,485
TNK-BP Finance SA:
7.50%, 7/18/16 (b)	USD	1,679	1,863,690
6.63%, 3/20/17 (b)		7,250	7,675,937
7.88%, 3/13/18 (b)		7,319	8,252,172
Series 2, 7.50%, 7/18/16		1,015	1,129,188
UBS Luxembourg SA for OJSC Vimpel Communications:
8.25%, 5/23/16 (b)		421	458,890
8.25%, 5/23/16		2,900	3,161,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 4/30/18 (b)		12,436	14,226,784

			53,535,590

Malaysia — 0.7%
Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	13,080	4,479,911
Cherating Capital Ltd., 2.00%, 7/05/12 (g)(i)	USD	6,300	7,449,750
IOI Capital Bhd, Series IOI, 2.54%, 12/18/11 (d)(g)		6,586	8,347,755
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	22,247	8,792,141
Rafflesia Capital Ltd., 1.25%, 10/04/11 (g)(i)	USD	11,800	15,872,212

			44,941,769

Mexico — 0.3%
BBVA Bancomer SA, 7.25%, 4/22/20 (b)		5,805	6,235,975
Petroles Mexicanos (b):
6.00%, 3/05/20		8,390	9,245,303
6.63%, 6/15/35		5,038	5,503,662

			20,984,940

Netherlands — 0.1%
ASM International NV (g):
4.25%, 12/06/11 (b)		265	334,231
4.25%, 12/06/11		70	89,075
KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18		1,084	1,326,545
Pargesa Netherlands NV, 1.75%, 6/15/14 (g)	CHF	3,530	3,412,711

			5,162,562

Norway — 0.1%
Subsea 7, Inc., 2.80%, 6/06/11 (g)	USD	5,300	5,319,875

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Singapore — 1.1%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	9,500	$7,206,932
3.13%, 3/05/18		26,250	20,502,725
2.95%, 6/20/22		24,500	17,364,186
Keppel Land Ltd., 2.50%, 6/23/13 (g)		4,800	3,761,782
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	5,700	7,778,790
Wilmar International Ltd., 12.26%, 12/18/12 (d)(g)		5,200	6,750,287
Yanlord Land Group Ltd., 5.85%, 7/13/14 (g)	SGD	11,000	8,729,631
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (g)		9,750	6,357,406

			78,451,739

South Korea — 0.6%
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (b)	USD	5,044	5,209,267
Korea Development Bank, 4.38%, 8/10/15		11,875	12,596,751
Korea Electric Power Corp.:
5.13%, 4/23/34		5,723	6,156,889
7.76%, 4/01/96 (j)		4,406	2,885,930
Zeus Cayman, 3.91%, 8/19/13 (d)(g)	JPY	1,262,000	14,937,330

			41,786,167

Spain — 0.1%
Telvent GIT SA, 5.50%, 4/15/15 (b)(g)	USD	4,918	4,859,820

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (i)	TRY	1,397	998,043

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (b)	USD	1,398	1,712,550

United Arab Emirates — 0.6%
Abu Dhabi National Energy Co., 6.50%, 10/27/36		817	841,510
Aldar Funding Ltd., 5.77%, 11/10/11 (g)		2,500	2,450,000
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		34,890	33,445,554
Pyrus Ltd, 7.50%, 12/20/15 (b)(g)(k)		7,200	7,200,000

			43,937,064

United Kingdom — 0.5%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (g)		1,000	1,553,500
BP Capital Markets Plc, 3.13%, 10/01/15 (k)		2,883	2,898,144
Lloyds TSB Bank Plc, 13.00%, 1/29/49 (f)	GBP	6,858	12,820,101
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (g)	USD	6,500	7,256,035
Shire Plc, 2.75%, 5/09/14 (g)		7,816	7,855,080

			32,382,860

United States — 5.1%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (g)		20,119	19,792,066
8.13%, 12/15/17		1,965	2,073,075
The AES Corp., 8.38%, 3/01/11	GBP	213	342,966
Alberto-Culver Co., 5.15%, 6/01/20	USD	1,172	1,257,630
Amgen, Inc., 0.38%, 2/01/13 (g)		11,060	10,963,225
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (g)		8,557	7,786,870
Banco do Brasil SA, 4.50%, 1/22/15 (b)		2,884	3,031,983
Building Materials Corp. of America, 6.88%, 8/15/18 (b)		1,505	1,478,663
CF Industries, Inc., 7.13%, 5/01/20		3,365	3,680,469
CSN Islands XII Corp., 7.00%, (b)(f)		5,128	5,044,670
Calpine Corp., 7.88%, 7/31/20 (b)		2,386	2,451,615
Central European Distribution Corp., 3.00%, 3/15/13 (g)		727	657,935
Chesapeake Energy Corp. (g):
2.50%, 5/15/37		16,713	14,540,310
2.25%, 12/15/38		18,078	13,897,462
China Milk Products Group Ltd., 28.78%, 1/05/12 (d)(g)		4,800	1,883,126
Citigroup Capital, 7.88% (g)		1,745	1,744,725
Consol Energy, Inc., 8.00%, 4/01/17 (b)		9,975	10,797,937
Cott Beverages USA, Inc., 8.13%, 9/01/18 (b)		1,002	1,060,868
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	307,500
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,465	2,634,050
8.00%, 12/15/16		2,087	2,359,084
6.63%, 8/15/17		2,019	2,151,115
GCI, Inc., 7.25%, 2/15/14		2,560	2,611,200
Gilead Sciences, Inc. (g):
0.50%, 5/01/11		2,410	2,476,275
0.63%, 5/01/13		8,391	9,219,611
1.63%, 5/01/16 (b)		1,996	2,035,920
Hana Bank, 4.50%, 10/30/15 (b)		2,182	2,281,832
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (g)		2,282	2,102,293
The Hertz Corp., 7.50%, 10/15/18 (b)		3,282	2,621,000
Hologic, Inc., 2.00%, 12/15/37 (g)(l)		24,576	22,732,800
Host Marriott LP, 7.13%, 11/01/13		339	344,933
Insight Communications Co., Inc., 9.38%, 7/15/18 (b)		3,176	3,374,500
Intel Corp. (g):
2.95%, 12/15/35		8,587	8,490,396
3.25%, 8/01/39		14,975	17,483,312
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		3,503	3,542,409
8.88%, 1/15/15		564	583,740
Kinetic Concepts, Inc., 3.25%, 4/15/15 (b)(g)		1,220	1,221,525

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
United States (continued)
King Pharmaceuticals, Inc., 1.25%, 4/01/26 (g)	USD	2,386	$2,230,910
Kraft Foods, Inc.:
2.63%, 5/08/13		4,621	4,789,343
4.13%, 2/09/16		9,283	10,041,421
LifePoint Hospitals, Inc. (g):
3.50%, 5/15/14		857	852,715
3.25%, 8/15/25		4,838	4,723,097
Linn Energy LLC, 7.75%, 2/01/21 (b)		5,079	5,123,441
McMoRan Exploration Co. (g):
5.25%, 10/06/11 (b)		325	374,156
5.25%, 10/06/11		1,965	2,262,206
MetroPCS Wireless, Inc., 7.88%, 9/01/18		309	318,270
Mylan, Inc.:
1.25%, 3/15/12 (g)		10,662	11,048,497
7.63%, 7/15/17 (b)		2,503	2,662,566
NRG Energy, Inc., 8.25%, 9/01/20 (b)		2,518	2,596,688
Omnicare, Inc., Series OCR, 3.25%, 12/15/35 (g)		4,618	3,971,480
Paka Capital Ltd., 3.89%, 3/12/13 (d)(g)		3,600	3,690,000
Pemex Project Funding Master Trust, 5.50%, 2/24/25	EUR	5,990	8,136,483
Phibro Animal Health Corp., 9.25%, 7/01/18 (b)	USD	694	718,290
Pinafore LLC, 9.00%, 10/01/18 (b)		1,027	1,078,350
Ranbaxy Laboratories Ltd., 40.61%, 3/18/11 (d)(g)		3,278	4,049,858
SBA Communications Corp. (g):
1.88%, 5/01/13		3,676	4,126,310
4.00%, 10/01/14		1,974	2,894,378
SanDisk Corp., 1.00%, 5/15/13 (g)		18,839	17,284,782
Sino-Forest Corp., 5.00%, 8/01/13 (g)		2,000	2,270,000
SonoSite, Inc., 3.75%, 7/15/14 (g)		2,333	2,604,211
St. Mary Land & Exploration Co., 3.50%, 4/01/27 (g)		6,541	6,917,107
SunGard Data Systems, Inc., 9.13%, 8/15/13		1,494	1,525,748
Suzlon Energy Ltd. (d)(g):
20.28%, 10/11/12		5,825	5,621,125
6.82%, 7/25/14		6,225	5,100,012
Texas Industries Inc., 9.25%, 8/15/20 (b)		3,693	3,831,488
Thermo Fisher Scientific, Inc., 3.20%, 5/01/15		2,476	2,609,957
UBS AG, 4.88%, 8/04/20		17,460	18,404,587
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17		2,054	2,095,080
7.00%, 10/01/20		3,081	3,150,323
Viterra Inc., 5.95%, 8/01/20 (b)		4,993	5,019,418
Yanlord Land Group Ltd., 9.50%, 5/04/17 (b)		4,820	4,988,700

			348,170,087

Total Corporate Bonds — 12.3%			837,988,417

Floating Rate Loan Interests
Indonesia — 0.2%
PT Bumi Resources, Term Loan, 10.23%, 10/08/12		6,000	6,000,000
PT Multi Daerah Bersaing, Term Loan, 7.30%, 4/13/12		5,405	5,351,150

			11,351,150

Total Floating Rate Loan Interests — 0.2%			11,351,150

Foreign Agency Obligations
Australian Government Bonds, 5.75%, 6/15/11	AUD	14,669	14,284,485
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	6,300	7,243,031
Series F, 10.00%, 1/01/17		117,189	64,090,603
Series F, 10.00%, 1/01/21		83,319	44,457,619
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	32,813	50,340,046
4.25%, 7/04/17		21,375	33,492,667
3.50%, 7/04/19		19,394	29,186,973
Series 07, 4.00%, 1/04/18		8,000	12,382,474
Series 08, 4.25%, 7/04/18		11,100	17,488,167
Canadian Government Bond:
4.00%, 6/01/16	CAD	8,512	9,094,413
3.50%, 6/01/20		10,111	10,438,239
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	4,714	6,898,909
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	10,925	11,475,227
Federal Republic of Germany, 1.50%, 9/21/12 (b)		19,166	19,510,394
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (g)	EUR	12,300	17,589,634
Magyar Nemzeti Vagonkezel Zrt, 4.40%, 9/25/14 (g)		3,300	4,446,997
Malaysia Government Bond:
3.76%, 4/28/11	MYR	31,107	10,123,983
Series 0108, 3.46%, 7/31/13		34,471	11,254,653
Netherland Government Bond, 3.75%, 7/15/14	EUR	4,000	5,935,327
New Zealand Government Bond, Series 216, 4.50%, 2/14/16	NZD	1,175	1,335,532
Poland Government Bond, 3.00%, 8/24/16	PLN	29,848	10,238,841
Socialist Republic of Vietnam, 6.75%, 1/29/20	USD	1,944	2,143,260

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value
Turkey Government Bond:
10.00%, 1/09/13	TRY	4,268	$3,061,111
10.50%, 1/15/20		20,843	15,873,993
Turkey Government International Bond, 4.00%, 4/01/20		6,051	4,351,456
Ukraine Government International Bond (b):
6.88%, 9/23/15	USD	4,102	4,117,382
7.75%, 9/23/20		3,573	3,586,399
United Kingdom Gilt:
4.25%, 3/07/11	GBP	21,710	34,646,715
4.75%, 3/07/20		45,325	81,681,007

Total Foreign Agency Obligations — 7.9%			540,769,537

Structured Notes
Taiwan — 0.0%
UBS AG (Total Return TWD Linked Notes), 0.00%, 12/01/10	USD	119	119,077

Total Structured Notes — 0.0%			119,077

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, 2.38%, 1/15/27		12,403	14,316,615
U.S. Treasury Notes:
4.88%, 5/31/11 (m)		25,500	26,283,921
0.88%, 1/31/12 (n)		10,847	10,924,968
4.88%, 6/30/12		4,500	4,854,726
1.38%, 2/15/13		101,499	103,536,387
1.38%, 3/15/13		9,850	10,052,417
2.13%, 11/30/14		27,476	28,716,706
2.63%, 12/31/14		55,786	59,424,718
2.25%, 1/31/15		45,115	47,342,553
2.38%, 2/28/15		54,124	57,092,160
2.50%, 3/31/15		55,661	59,022,368
2.63%, 2/29/16		13,460	14,304,400
3.50%, 5/15/20		151,073	163,985,209

Total U.S. Treasury Obligations — 8.8%			599,857,148

Total Fixed Income Securities — 29.2%			1,990,175,329

Investment Companies		Shares
Brazil — 0.1%
iShares MSCI Brazil (Free) Index Fund (o)		79,400	6,108,242

South Korea — 0.1%
iShares MSCI South Korea Index Fund (o)		71,000	3,797,790

United States — 3.9%
Consumer Staples Select Sector SPDR Fund (c)		217,962	6,074,601
ETFS Gold Trust (a)		210,940	27,496,029
ETFS Palladium Trust (a)		71,260	4,017,639
ETFS Platinum Trust (a)		60,273	9,945,768
Energy Select Sector SPDR Fund		660,522	37,028,863
Financial Select Sector SPDR Fund (c)		796,044	11,423,231
Health Care Select Sector SPDR Fund (c)		218,214	6,651,163
iShares Dow Jones U.S. Telecommunications Sector Index Fund (o)		122,203	2,662,803
iShares Silver Trust (a)(o)		604,651	12,885,113
SPDR Gold Trust (a)		920,488	117,739,620
SPDR KBW Regional Banking ETF		141,736	3,247,172
Technology Select Sector SPDR Fund		585,100	13,469,002
Utilities Select Sector SPDR Fund		569,300	17,847,555
Vanguard Telecommunication Services ETF		3,500	219,660

			270,708,219

Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (a)		380,361	734,097
Vinaland Ltd. (a)		1,971,800	1,599,721

			2,333,818

Total Investment Companies — 4.1%			282,948,069

Preferred Securities

		Par
Capital Trusts		(000)
Singapore — 0.0%
DBS Capital Funding Corp., 7.66%, (i)(f)		356	361,785

Total Capital Trusts — 0.0%			361,785

Preferred Stocks		Shares
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		191,500	5,157,095
United States — 0.5%
Apache Corp., 6.00% (g)		72,850	4,225,300
Bunge Ltd., 4.88% (g)		7,797	693,933
Chesapeake Energy Corp., 5.75% (b)(g)		14,640	14,943,341
El Paso Corp. (g):
4.99% (b)		510	587,137
4.99%		7,807	8,987,809
Mylan, Inc., 6.50% (g)		6,693	7,449,309
XL Group Plc, 10.75% (g)		17,583	553,513

			37,440,342

Total Preferred Stocks — 0.6%			42,597,437

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Trust Preferreds		Shares	Value
United States — 0.0%
Omnicare Capital Trust II, Series B, 4.00%, (g)		65,500	$2,417,087

Total Trust Preferreds — 0.0%			2,417,087

Total Preferred Securities — 0.6%			45,376,309

Warrants (p)
Canada — 0.0%
Kinross Gold Corp. (Expires 9/03/13)		37,568	104,061
United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		295,847	1,920,047
Ford Motor Co. (Expires 1/01/13)		560,613	2,405,030

			4,325,077

Total Warrants — 0.1%			4,429,138

Total Long-Term Investments (Cost — $5,413,084,747) — 88.3%			6,040,383,731

Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (o)(q)		9,531,465	9,531,465

		Beneficial
		Interest
Short-Term Securities		(000)
BlackRock Liquidity Series, LLC Money Market Series, 0.36% (o)(q)(r)	USD	39,462	39,462,200

		Par
		(000)

Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co., 3.43%, 4/01/10	AUD	329	318,692

Euro — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/10	EUR	1	1,701

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/10	HKD	1,766	227,474

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/10	JPY	10,690	127,965

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.06%, 4/01/10	GBP	33	52,457

			728,289

U.S. Treasury Obligations — 11.9%
U.S. Treasury Bills (s):
0.11%, 11/04/10		$54,191	$54,184,063
0.14%, 12/02/10		60,365	60,351,478
0.16%, 11/26/10		128,956	128,925,953
0.12%, 11/18/10		116,155	116,135,370
0.11%, 11/12/10		181,545	181,518,494
0.14%, 10/28/10		2,100	2,099,788
0.14%, 10/21/10		60,599	60,594,637
0.14%, 10/14/10		59,624	59,621,675
0.14%, 12/09/10		148,939	148,900,225
0.16%, 12/23/10		4,400	4,398,610

			816,730,293

Total Short-Term Securities
(Cost — $866,443,633) — 12.7%			866,452,247

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
American Commercial Lines, Inc., Strike Price USD 30.00, expires 12/18/10	195	35,588
Apple, Inc., Strike Price 250.00, expires 10/16/10	62	213,125

		248,713

Over-the-Counter Put Options — 0.0%
KOSPI Index Strike Price USD 230.71, expires 12/08/11, Broker Citibank NA	490	656,257
KOSPI Index, Strike Price USD 232.20, expires 3/10/11, Broker Citibank NA	48,447	339,909

		996,166

Total Options Purchased (Cost — $1,182,800) — 0.0%		1,244,879

Total Investments Before Structured Options and Outstanding Options Written (Cost — $6,280,711,180*) — 101.0%		6,908,080,857

Over-the-Counter Structured Options	Units
Credit Suisse Euro Stoxx Index Link, expires 8/05/11, Broker Credit Suisse International (t)	9,016	(773,589)
DJ Euro Stoxx 50 Index, expires 9/16/11, Broker JPMorgan Chase Bank NA (u)	4,041	410,161
FTSE 100 Index, expires 6/17/11, Broker Goldman Sachs Bank USA (v)	2,142	942,631
MSCI EAFE Index, expires 9/16/11, Broker JPMorgan Chase Bank NA (w)	6,391	(41,781)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value
MSCI Europe excluding UK Index expires 9/01/11, Broker Deutsche Bank AG (x)	62,489	$74,134
MSCI Europe excluding UK Index, Broker Goldman Sachs Bank USA:
Expires 9/16/11 (y)	114,559	107,795
Expires 9/16/11 (z)	72,901	66,410
MSCI Europe excluding UK Index, expires 9/16/11, Broker Goldman Sachs Bank USA (aa)	145,751	597,713
Taiwan Taiex Index, Citibank NA :
Expires 12/21/11 (ab)	13,200	334,870
Expires 12/21/11 (ac)	25,700	470,464

Total Over-the-Counter Structured Options (Premiums Received — $93,231) — 0.0%		2,188,808

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
Agrium, Inc.:
Strike Price USD 65.00, expires 1/15/11	520	(642,200)
Strike Price USD 70.00, expires 1/22/11	190	(168,150)
Strike Price USD 75.00, expires 1/22/11	476	(285,600)
Apple, Inc., Strike Price USD 290, expires 10/16/10	62	(25,575)
CF Industries Holdings, Inc.:
Strike Price USD 95.00, expires 1/01/12	379	(352,470)
Strike Price USD 105.00, expires 1/22/11	569	(295,880)
Corning, Inc., Strike Price USD 19.00, expires 1/22/11	3,002	(322,715)
Dell, Inc.:
Strike Price USD 15.00, expires 1/21/12	1,016	(142,240)
Strike Price USD 15.00, expires 1/15/11	162	(48,660)
Domtar Corp., Strike Price USD 65.00, expires 1/22/11	517	(281,765)
Fluor Corp., Strike Price USD 50.00, expires 10/16/10	44	(3,960)

		(2,569,215)

Exchange-Traded Put Options — 0.0%
American Commercial Lines, Inc., Strike Price USD 25.00, expires 12/18/10	195	(30,225)
Apple, Inc., Strike Price USD 230.00, expires 10/16/10	62	(1,271)
General Mills, Inc..:
Strike Price USD 33.00, expires 4/16/11	411	(50,142)
Strike Price USD 34.00, expires 4/16/11	399	(63,242)
Mead Johnson Nutrition Co., Strike Price USD 45.00, expires 1/22/11	244	(11,956)

		(156,836)

Over-the-Counter Call Options — 0.0%
Thomson Reuters Corp., Strike Price USD 39.00, expires 11/20/10, Broker UBS AG	125	(6,441)
Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price USD 1030.64, expires 3/15/11, Broker Goldman Sachs	8,994	(339,886)
S&P Equity Option, Strike Price USD 988.57, expires 12/08/11, Broker Citibank NA	9,047	(721,094)

		(1,060,980)

Total Options Written (Premiums Received — $3,377,951) — (0.1)%		(3,793,472)

Total Investments, Net of Structured Options and Outstanding Options Written — 100.9%		6,906,476,193
Liabilities in Excess of Other Assets — (0.9)%		(59,438,601)

Net Assets — 100.0%		$6,847,037,592

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,318,115,677

Gross unrealized appreciation	$705,234,960
Gross unrealized depreciation	(115,269,780)

Net unrealized appreciation	$589,965,180

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	When-issued security. Unsettled when-issued transactions were as follows:

	Market	Unrealized
Counterparty	Value	Appreciation

JPMorgan Securities	$7,200,000	$—
Greenwich Financial	$2,898,144	$23,332

(l)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	All or a portion of security has been pledged as collateral in connection with swaps.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

				Shares/
	Shares/			Beneficial
	Beneficial			Interest Held
	Interest Held		Shares/Beneficial	at	Value at
	at	Shares	Interest	September 30,	September 30,	Realized
Affiliate	December 31, 2009	Purchased	Sold	2010	2010	Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	630,193	8,901,272 [1]	—	9,531,465	$9,531,465	—	$995
BlackRock Liquidity Series, LLC Money Market Series	$124,868,750	—	$(85,406,550)[2]	$39,462,200	$39,462,200	—	$66,893
iShares Dow Jones U.S. Telecommunication Sector Index Fund	111,400	10,803	—	122,203	$2,662,803	—	$55,050
iShares MSCI Brazil (Free) Index	56,500	50,900	(28,000)	79,400	$6,108,242	$562,664	$15,561
iShares MSCI South Korea Index Fund	122,800	—	(51,800)	71,000	$3,797,790	$(183,929)	$33,480
iShares Silver Trust	742,200	55,451	(193,000)	604,651	$12,885,113	$689,415	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

(s)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(t)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 9,016 units of the structure. On September 30, 2010, the EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was ($773,589) based on a price of ($85.8018) per unit. The option expires on August 5, 2011.

(u)	JP Morgan Chase DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) one call option on the index with a strike of 2,622.91. The Fund holds 4,041 units of the structure. On September 30, 2010, the EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was $410,161 based on a price of $101.50 per unit. The option expires on September 16, 2011.

(v)	Goldman Sachs FTSE 100 Structured Option is issued in units. Each unit represents a structure based on the FTSE 100 Index, with an initial reference strike of 5,067.000. Each unit contains (a) one written put on the index at a strike price of 4,692.042 and (b) one call option on the index with a strike of 5,067.000. The Fund holds 2,142 units of the structure. On September 30, 2010, the FTSE 100 Index was 5,548.62. At this time, the value of the structured option was $942,631 based on a price of $440.53734 per unit. The option expires on June 17, 2011.
See Notes to Financial Statements.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(w)	JP Morgan Chase MSCI EAFE Structured Option is issued in units. Each unit represents a structure based on the MSCI EAFE Index, with an initial reference strike of 1,564.68. Each unit contains (a) one written put on the index at a strike price of 1,564.68 and (b) one call option on the index with a strike of 1,564.68. The Fund holds 6,391 units of the structure. On September 30, 2010, the MSCI EAFE Index was 1,561.01. At this time, the value of the structured option was ($41,781) based on a price of ($6.5374) per unit. The option expires on September 16, 2011.

(x)	DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Fund holds 62,489 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $74,134 based on a price of $1.18635 per unit. The option expires on September 1, 2011.

(y)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) one call option on the index with a strike of 96.02. The Fund holds 114,559 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $107,795 based on a price of $0.94 per unit. The option expires on September 16, 2011.

(z)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.9707 and (b) one call option on the index with a strike of 96.02. The Fund holds 72,901 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $66,410 based on a price of $0.91 per unit. The option expires on September 16, 2011.

(aa)	Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) one call option on the index with a strike of 93.31. The Fund holds 145,751 units of the structure. On September 30, 2010, the MSCI Europe ex UK Index was 97.27. At this time, the value of the structured option was $597,713 based on a price of $4.10 per unit. The option expires on September 16, 2011.

(ab)	Citigroup Taiwan Taiex Structured Option traded June 2, 2010 is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 6,228.911899 and (b) one call option on the index with a strike of 7,531.937. At inception, the trade was initiated for a net credit of $7.0630. The Fund holds 13,200 units of the structure. On September 30, 2010, the Taiex Index was 8,237.78. At this time, the value of the structured option was $334,870 based on a price of $25.37 per unit. The option expires on December 21, 2011.

(ac)	Citigroup Taiwan Taiex Structured Option traded May 19, 2010 is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 6,228.911899 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 25,700 units of the structure. On September 30, 2010, the Taiex Index was 8,237.78. At this time, the value of the structured option was $470,464 based on a price of $18.306 per unit. The option expires on December 21, 2011.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	55,241	GBP	34,954	Brown Brothers Harriman & Co.	10/01/2010	$332
USD	59,143	INR	2,657,907	Brown Brothers Harriman & Co.	10/01/2010	3
USD	45,351	CAD	46,806	Brown Brothers Harriman & Co.	10/04/2010	(141)
USD	127,599	JPY	10,690,220	Brown Brothers Harriman & Co.	10/04/2010	(459)
BRL	29,066,427	USD	17,144,289	Brown Brothers Harriman & Co.	10/05/2010	16,701
HKD	11,455,200	USD	1,476,090	Brown Brothers Harriman & Co.	10/05/2010	351
USD	318,211	AUD	329,070	Brown Brothers Harriman & Co.	10/05/2010	340
USD	187,244	HKD	1,453,204	Brown Brothers Harriman & Co.	10/05/2010	(57)
USD	488	HKD	3,791	Brown Brothers Harriman & Co.	10/05/2010	1
USD	39,571	HKD	307,093	Brown Brothers Harriman & Co.	10/05/2010	(9)
AUD	9,958,800	USD	9,283,793	UBS AG	10/07/2010	333,776
CHF	15,802,964	EUR	12,250,360	Credit Suisse International	10/07/2010	(616,515)
CHF	19,460,253	EUR	15,091,200	UBS AG	10/07/2010	(767,010)
KRW	7,524,330,000	USD	6,367,270	UBS AG	10/07/2010	230,242
KRW	14,950,440,000	USD	12,612,148	Deutsche Bank AG	10/07/2010	496,754
USD	8,831,514	AUD	9,958,800	UBS AG	10/07/2010	(786,055)
USD	121,355	CAD	125,001	Deutsche Bank AG	10/07/2010	(117)
USD	11,198,493	EUR	8,821,740	UBS AG	10/07/2010	(827,271)
USD	16,713,878	EUR	12,464,300	UBS AG	10/07/2010	(277,411)
GBP	4,202,362	USD	6,496,852	Credit Suisse International	10/08/2010	104,255
USD	27,426,458	EUR	21,416,547	Deutsche Bank AG	10/08/2010	(1,768,277)
USD	30,623,125	EUR	23,907,040	JPMorgan Chase Bank NA	10/08/2010	(1,966,615)
CNY	29,681,400	USD	4,440,000	JPMorgan Chase Bank NA	10/13/2010	(4,248)
USD	4,386,846	CNY	29,681,400	JPMorgan Chase Bank NA	10/13/2010	(48,906)
USD	12,253,068	EUR	9,648,085	Barclays Bank Plc	10/14/2010	(898,458)
USD	12,416,793	EUR	9,769,310	UBS AG	10/14/2010	(899,977)
USD	2,356,823	ZAR	17,244,640	UBS AG	10/14/2010	(111,313)
CHF	26,114,048	EUR	19,717,198	UBS AG	10/15/2010	(297,761)
CHF	16,588,806	EUR	12,522,500	Credit Suisse International	10/15/2010	(185,414)
USD	5,711,400	ZAR	40,987,862	Barclays Bank Plc	10/15/2010	(154,058)
CHF	15,555,490	USD	15,500,000	JPMorgan Chase Bank NA	10/21/2010	333,331
JPY	1,065,060,896	USD	12,813,071	UBS AG	10/21/2010	(52,461)
JPY	2,891,960,797	USD	34,795,948	Deutsche Bank AG	10/21/2010	(147,051)
USD	12,542,437	EUR	9,659,174	HSBC Bank USA NA	10/22/2010	(623,392)
USD	12,002,188	EUR	9,239,560	Credit Suisse International	10/22/2010	(591,691)
USD	385,130	EUR	296,514	Morgan Stanley Capital Services Inc.	10/22/2010	(19,030)
USD	20,930,984	EUR	16,107,448	JPMorgan Chase Bank NA	10/22/2010	(1,024,094)
CAD	15,566,343	USD	15,162,564	Deutsche Bank AG	10/29/2010	(43,247)
CAD	14,396,722	USD	14,008,272	Credit Suisse International	10/29/2010	(24,988)

Total						$(10,619,940)

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Financial futures contracts purchased as of September 30, 2010 were as follows:

						Unrealized
			Expiration	Notional		Appreciation
Contracts	Issue	Exchange	Date	Value		(Depreciation)

6	Hang Seng Index Future	Hong Kong	October 2010	USD	863,939	$(615)
56	H-Shares Index	Hong Kong	October 2010	USD	4,425,833	39,674
20	MSCI Singapore IX ETS Future	Singapore	October 2010	USD	1,113,914	(7,382)
66	Dax Index 25 Euro	Eurex	December 2010	USD	14,114,734	(76,440)
960	DJ Euro Stoxx 50	Eurex	December 2010	USD	36,232,611	(399,800)
136	Emini MSCI	Eurex	December 2010	USD	10,489,975	94,905
100	FTSE 100 Index	NYSE LIFFE - London	December 2010	USD	8,719,664	(33,403)
118	S&P 500 Index	Chicago Mercantile	December 2010	USD	33,342,906	189,744
60	SGX S&P CNX Nifty	Singapore	October 2010	USD	730,830	(7,590)
6	SPI 200 Index	Sydney	December 2010	USD	676,141	(9,223)
18	S&P TSE 60 Index	Montreal	December 2010	USD	2,465,860	28,143
142	Yen Denom Nikkei	Chicago Mercantile	December 2010	USD	7,701,345	297,637

Total						$115,650

•	Total return swaps outstanding as of September 30, 2010 were as follows:

Interest			Notional
Payable			Amount		Unrealized
Rate	Counter-party	Expiration	(000)		Appreciation

0.77% (1)	JPMorgan Chase Bank NA	December 2010	USD	13,152	$496,970	(2)
0.89% (3)	BNP Paribas SA	January 2011	USD	8,916	1,197,509	(2)
(0.36)%(4)	JPMorgan Chase Bank NA	February 2011	USD	12,390	920,505	(5)
(0.36)%(4)	JPMorgan Chase Bank NA	February 2011	USD	2,015	149,728	(5)
0.37%(6)	Citibank NA	April 2011	USD	5,807	541,120	(7)
0.21%(8)	BNP Paribas SA	September 2011	USD	21,000	441,056	(7)

Total					$3,746,888

(1)	Based on the 3-month LIBOR plus 0.48%.

(2)	Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

(3)	Based on the 3-month LIBOR plus 0.37%.

(4)	Based on the 3-month LIBOR minus 0.71%.

(5)	Based on the change in the return of the MSCI Daily Total Return Net Europe (ex United Kingdom) USD Index.

(6)	Based on the 3-month LIBOR minus 0.15%.

(7)	Based on the change in the return of the MSCI Daily Total Return All Country World USD Index.

(8)	Based on the 3-month LIBOR minus 0.08%.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the most recent semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Australia	—	$42,663,806	—	$42,663,806
Austria	—	1,900,761	—	1,900,761
Belgium	$334,855	5,257,422	—	5,592,277
Brazil	142,954,467	—	$132,980	143,087,447
Canada	206,777,613	—	—	206,777,613
Chile	7,277,623	—	—	7,277,623
China	10,691,951	96,111,272	—	106,803,223
Egypt	—	5,118,809	—	5,118,809
Finland	584,749	4,232,298	—	4,817,047
France	11,794,139	52,300,955	—	64,095,094
Germany	5,125,443	15,866,174	—	20,991,617
Hong Kong	—	41,619,806	—	41,619,806
India	—	61,886,281	—	61,886,281
Indonesia	—	9,104,916	—	9,104,916
Ireland	23,786,235	—	—	23,786,235
Israel	10,539,173	—	—	10,539,173
Italy	—	26,568,338	—	26,568,338
Japan	699,370	403,023,875	—	403,723,245
Kazakhstan	9,292,653	—	—	9,292,653
Luxembourg	1,966,975	—	—	1,966,975
Malaysia	—	25,533,710	—	25,533,710
Mexico	11,628,000	—	—	11,628,000
Netherlands	2,296,188	7,678,113	—	9,974,301
Norway	—	9,416,740	—	9,416,740
Philippines	3,184,552	—	—	3,184,552
Poland		2,299,052	—	2,299,052
Russia	66,442,663	3,170,320	—	69,612,983
Singapore	6,365,337	49,254,508	—	55,619,845
South Africa	5,444,501	2,201,136	—	7,645,637
South Korea	12,591,575	44,085,077	—	56,676,652
Spain	2,409,875	22,194,439	—	24,604,314
Switzerland	14,303,458	48,664,934	—	62,968,392
Taiwan	8,580,176	45,831,402	—	54,411,578
Thailand	13,466,297	—	—	13,466,297
Turkey	—	22,110,042	—	22,110,042
United Kingdom	43,383,800	96,737,129	—	140,120,929
United States	1,950,568,923	—	—	1,950,568,923
Asset-Backed Securities	—	—	90,000	90,000

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments in Securities:
Long-Term Investments (concluded):
Corporate Bonds	29,232,356	$762,491,718	$46,264,343	$837,988,417
Floating Rate Loan Interests	—	—	11,351,150	11,351,150
Foreign Agency Obligations	—	526,413,314	14,356,223	540,769,537
Structured Notes	—	—	119,077	119,077
U.S. Treasury Obligations	—	599,857,148	—	599,857,148
Investment Companies	$282,948,069	—	—	282,948,069
Preferred Securities	18,079,150	27,297,159	—	45,376,309
Warrants	4,429,138	—	—	4,429,138
Short-Term Securities				—
Money Market Funds	9,531,465	39,462,200	—	48,993,665
Time Deposits	—	728,289	—	728,289
US Treasury Obligations	—	816,730,293	—	816,730,293

Total	$2,919,009,821	$3,915,512,384	$72,313,773	$6,906,835,978

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$1,516,086	—	$1,516,086
Equity contracts	$898,816	4,496,958	$3,250,274	8,646,048
Liabilities:
Foreign currency exchange contracts	—	(12,136,026)	—	(12,136,026)
Equity contracts	(3,260,504)	(346,327)	(1,536,464)	(5,143,295)

Total	$(2,361,688)	$(6,469,309)	$1,713,810	$(7,117,187)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK VARIABLE SERIES FUNDS, Inc.	SEPTEMBER 30, 2010	19

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common	Asset-Backed	Corporate	Floating Rate Loan
	Stocks	Securities	Bonds	Interests

Assets:
Balance, as of December 31, 2009	—	$6,000	$99,937,671	$6,000,000
Accrued discounts/premiums	—	912	1,561,320	—
Net realized gain (loss)	—	—	6,353,600	—
Net change in unrealized appreciation/depreciation[2]	—	83,088	(1,660,671)	—
Purchases	—	—	18,110,543	—
Sales		—	(44,185,002)	—
Transfers in3	$132,980	—	—	5,351,150
Transfers out[3]	—	—	(33,853,118)	—

Balance, as of September 30, 2010	$132,980	$90,000	$46,264,343	$11,351,150

	Foreign
	Government		Preferred
	Obligations	Structured Notes	Securities	Total

Assets:
Balance, as of December 31, 2009	$8,348,349	$193,637	$491,702	$114,977,359
Accrued discounts/premium	(64,701)	231	—	1,497,762
Net realized gain (loss)	—	336	(195)	6,353,741
Net change in unrealized appreciation/depreciation[2]	787,539	(853)	(160,867)	(951,764)
Purchases	1,167,653	—	—	19,278,196
Sales	—	(74,274)	(197,660)	(44,456,936)
Transfers in3	4,117,383	—	—	9,601,513
Transfers out[3]	—	—	(132,980)	(33,986,098)

Balance, as of September 30, 2010	$14,356,223	$119,077	—	$72,313,773

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Equity Contracts

Assets/Liabilities:
Balance, as of December 31, 2009	$7,346,847
Accrued discounts/premiums	—
Realized gain (loss)	3,894,196
Change in unrealized appreciation/depreciation	(8,120,436)
Purchases	—
Sales	(3,894,196)
Transfers in3	2,487,399
Transfers out[3]	—

Balance, as of September 30, 2010	$1,713,810

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $1,635,432

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

20	BLACKROCK VARIABLE SERIES FUNDS, Inc.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	3,900	$156,713

Belgium — 0.7%
Anheuser-Busch InBev NV	6,500	382,650

Brazil — 1.3%
BM&F Bovespa SA	33,100	277,007
Banco Bradesco SA, Preference Shares	9,900	198,468
Banco Santander Brasil SA — ADR	8,700	119,799
PDG Realty SA Empreendimentos e Participacoes	9,400	111,778

		707,052

Canada — 4.7%
Agrium, Inc.	5,800	434,942
Canadian Natural Resources Ltd.	6,600	228,296
Crescent Point Energy Corp.	6,900	254,232
Enbridge Inc.	4,300	225,218
Silver Wheaton Corp. (a)	16,000	426,400
Suncor Energy, Inc.	6,400	208,378
The Toronto-Dominion Bank	3,000	217,077
TransCanada Corp.	11,900	441,465
Vittera, Inc. (a)	18,600	162,336

		2,598,344

Cayman Islands — 0.4%
Want Want China Holdings Ltd.	256,400	237,100

China — 0.5%
Angang New Steel Co., Ltd.	800	1,276
China Construction Bank, Class H	307,700	268,929

		270,205

Denmark — 0.5%
Carlsberg A/S	2,900	301,737

Finland — 0.8%
Fortum Oyj	9,200	240,958
Nokia Oyj — ADR	20,300	203,609

		444,567

France — 2.2%
AXA SA	7,800	136,745
BNP Paribas SA	3,840	274,065
Compagnie Generale des Etablissements Michelin	4,600	350,775
Pinault-Printemps-Redoute	900	146,016
Unibail-Rodamco	1,400	310,854

		1,218,455

Germany — 6.9%
Bayerische Motoren Werke AG	5,100	357,736
Deutsche Boerse AG	2,200	146,803
Deutsche Lufthansa AG	21,300	391,211
Deutsche Post AG	20,500	371,721
Deutsche Telekom AG	21,300	291,435
Fresenius Medical Care AG	3,900	240,859
Kabel Deutschland Holding AG (a)	3,100	122,979
Merck KGaA	1,400	117,562
Metro AG	5,500	357,893
RWE AG	3,500	236,373
SAP AG — ADR	7,100	350,101
Siemens AG	2,900	305,915
Volkswagen AG, Preference Shares	4,164	502,313

		3,792,901

Hong Kong — 1.5%
CNOOC Ltd. — ADR	1,400	272,020
Cheung Kong Holdings Ltd.	25,000	378,043
Wing Hang Bank Ltd.	14,600	174,765

		824,828

India — 0.5%
Punjab National Bank Ltd.	10,300	295,972

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	266,500	214,593

Ireland — 0.6%
Accenture Plc	5,200	220,948
Covidien Plc	2,700	108,513

		329,461

Italy — 0.4%
Intesa Sanpaolo SpA	67,000	218,253

Japan — 7.6%
Asahi Breweries Ltd.	10,300	206,314
Canon, Inc.	8,500	397,001
Honda Motor Co., Ltd.	15,300	544,437
Itochu Corp.	64,000	585,785
JTEKT Corp.	30,500	281,464
Japan Tobacco, Inc.	130	433,168
Marubeni Corp.	59,600	337,003

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts

AUD	Austrailian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican New Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Poland Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	US Dollar

ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi UFJ Financial Group, Inc.	44,900	$208,466
Nomura Holdings, Inc.	36,600	176,081
Sumitomo Heavy Industries Ltd.	49,500	255,463
Sumitomo Mitsui Financial Group, Inc.	8,800	256,448
T&D Holdings, Inc.	12,300	256,730
Tokio Marine Holdings, Inc.	9,300	250,845

		4,189,205

Malaysia — 0.8%
CIMB Group Holdings Berhad	92,700	245,169
Tenaga Nasional Bhd	73,000	208,590

		453,759

Mexico — 0.8%
Fomento Economico Mexicano, SA de CV — ADR	4,100	207,993
Grupo Mexico, SA de CV	79,700	229,708

		437,701

Netherlands — 2.7%
Aegon NV (a)	29,400	176,490
Corio NV	2,300	157,309
ING Groep NV CVA (a)	16,300	169,041
Royal Dutch Shell Plc, Class A	31,700	959,480

		1,462,320

Norway — 1.2%
Yara International ASA	14,600	663,550

Russia — 0.4%
VimpelCom Ltd. — ADR (a)	13,400	198,990

Singapore — 0.3%
CapitaLand Ltd.	51,900	160,167

South Africa — 1.2%
Bidvest Group Ltd.	18,100	381,681
Naspers Ltd.	5,400	263,507

		645,188

South Korea — 0.5%
Samsung Electronics Co., Ltd.	400	272,404

Spain — 1.8%
Banco Santander SA	29,800	378,229
Inditex SA	2,700	214,639
Telefonica SA	15,400	382,245

		975,113

Sweden — 1.2%
Nordea Bank AB	26,000	271,656
Svenska Cellulosa AB	24,200	368,821

		640,477

Switzerland — 1.9%
Nestle SA, Registered Shares	9,700	517,082
Novartis AG, Registered Shares	6,700	385,638
Roche Holding AG	1,000	136,632

		1,039,352

Taiwan — 0.6%
Mega Financial Holding Co., Ltd.	298,100	200,199
Siliconware Precision Industries Co., Ltd. — ADR	23,500	127,605

		327,804

Thailand — 1.1%
Bangkok Bank PCL, Foreign Shares	30,800	163,779
Banpu PCL	18,900	445,921

		609,700

United Kingdom — 7.0%
Afren Plc (a)	18,300	31,795
Barclays Plc	68,700	322,909
GlaxoSmithKline Plc	5,400	106,514
HSBC Holdings Plc	37,925	383,648
Intercontinental Hotels Group Plc	14,900	266,055
Invensys Plc	87,800	412,242
Kazakhmys Plc	17,800	406,067
PartyGaming Plc (a)	45,800	197,968
Tullow Oil Plc	16,400	328,296
Unilever Plc	9,600	277,856
Vodafone Group Plc — ADR	16,300	404,403
WPP Plc	28,600	317,103
Xstrata Plc	21,500	411,839

		3,866,695

United States — 44.1%
ACE Ltd.	2,800	163,100
AMR Corp. (a)	28,300	177,441
AT&T Inc.	15,500	443,300
Abbott Laboratories	6,900	360,456
Aetna, Inc.	4,400	139,084
American Electric Power Co., Inc.	7,700	278,971
Ameriprise Financial, Inc.	8,200	388,106
Apple, Inc. (a)	2,200	624,250
Applied Materials, Inc.	16,000	186,880
Arch Coal, Inc.	14,800	395,308
Avon Products, Inc.	8,600	276,146
Baxter International, Inc.	3,900	186,069
Becton Dickinson & Co.	1,900	140,790
Bemis Co.	9,200	292,100
Bristol-Myers Squibb Co.	14,500	393,095
Bucyrus International, Inc.	4,900	339,815
Bunge Ltd.	3,600	212,976
CVS Caremark Corp.	5,800	182,526
CareFusion Corp. (a)	2,400	59,616
Caterpillar, Inc.	7,300	574,364
Celgene Corp. (a)	4,900	282,289
Chevron Corp.	6,200	502,510
Cisco Systems, Inc. (a)	19,100	418,290
Citigroup, Inc. (a)	50,500	196,950
Colgate-Palmolive Co.	5,500	422,730
Comerica, Inc.	7,000	260,050
ConAgra Foods, Inc.	12,400	272,056
ConocoPhillips	10,600	608,758
Corning, Inc.	22,200	405,816
DIRECTV, Class A (a)	8,600	358,018
Deere & Co.	4,600	320,988
Delta Air Lines, Inc. (a)	18,100	210,684
EMC Corp. (a)	19,600	398,076
eBay, Inc. (a)	15,600	380,640
Edison International	9,000	309,510
Entergy Corp.	3,900	298,467
Federal Realty Investment Trust	3,500	285,810
Freeport-McMoRan Copper & Gold, Inc., Class B	3,500	298,865
Goodrich Corp.	5,400	398,142
Google, Inc., Class A (a)	800	420,632
Hewlett-Packard Co.	5,600	235,592

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Huntsman Corp.	28,800	$332,928
Intel Corp.	10,000	192,300
International Business Machines Corp.	3,600	482,904
JetBlue Airways Corp. (a)	35,100	234,819
Johnson & Johnson	6,600	408,936
JPMorgan Chase & Co.	8,400	319,788
KeyCorp	19,600	156,016
Kohl’s Corp. (a)	5,000	263,400
Liberty Global, Inc. (a)	10,500	323,505
Lincoln National Corp.	3,000	71,760
McKesson Corp.	1,000	61,780
Microsoft Corp.	16,500	404,085
The Mosaic Co.	10,800	634,608
NII Holdings, Inc. (a)	5,300	217,830
Newmont Mining Corp.	9,000	565,290
News Corp., Class A	20,900	272,954
Nike, Inc., Class B	4,100	328,574
Occidental Petroleum Corp.	3,900	305,370
Oracle Corp.	11,300	303,405
PPL Corp.	9,600	261,408
Peabody Energy Corp.	7,000	343,070
PepsiCo, Inc.	7,600	504,944
Pfizer, Inc.	33,100	568,327
Qwest Communications International, Inc.	38,800	243,276
Sonoco Products Co.	8,100	270,864
Sprint Nextel Corp. (a)	36,500	168,995
Stanley Black & Decker, Inc.	4,927	301,926
SunTrust Banks, Inc.	6,200	160,146
Target Corp.	4,200	224,448
Texas Instruments, Inc.	10,100	274,114
Thermo Fisher Scientific, Inc. (a)	3,600	172,368
U.S. Bancorp	11,900	257,278
United Parcel Service, Inc., Class B	6,200	413,478
UnitedHealth Group, Inc.	2,100	73,731
Urban Outfitters, Inc. (a)	4,100	128,904
Wal-Mart Stores, Inc.	7,800	417,456
WellPoint, Inc. (a)	2,000	113,280
Yum! Brands, Inc.	9,100	419,146

		24,296,677

Total Common Stocks — 94.9%		52,231,933

Rights
France — 0.0%
Cie Generale des Etablissements Michelin	4,700	13,122

Total Rights — 0.0%		13,122

Total Long-Term Investments (Cost — $46,982,028) — 94.9%		52,245,055

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	1,580,756	$1,580,756
Total Short-Term Securities (Cost — $1,580,756) — 2.9%		1,580,756

Total Investments Before Outstanding Options Written (Cost — $48,562,784*) — 97.8%		53,825,811

Options Written	Contracts

Exchange-Traded Call Options — (0.0)%
Entergy Corp., Strike Price USD 80, Expires 12/18/10	20	(2,450)
Sprint Nextel Corp., Strike Price USD 5, Expires 11/20/10	365	(8,213)

		(10,663)

Over-the-Counter Call Options — (0.0)%
Qwest Communications International, Inc., Strike Price USD 5.50, Expires 11/18/10	291	(22,562)

Exchange-Traded Put Options — (0.0)%
Sprint Nextel Corp., Strike Price USD 4, Expires 11/20/10	365	(3,832)

Over-the-Counter Put Options — (0.0)%
Qwest Communications International, Inc., Strike Price USD 5, Expires 11/18/10	291	(6,839)

Total Options Written (Premiums Received — $44,147) — (0.1)%		(43,896)

Total Investments, Net of Outstanding Options Written — 97.7%		53,781,915
Other Assets Less Liabilities — 2.3%		1,268,093

Net Assets — 100.0%		$55,050,008

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,187,931

Gross unrealized appreciation	$5,882,116
Gross unrealized depreciation	(1,244,236)

Net unrealized appreciation	$4,637,880

(a)	Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,		September 30,
Affiliate	2009	Net Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	377,439	1,203,317	1,580,756	$1,497

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

GBP	78,000	USD	123,247	Citibank NA	10/01/10	$(717)
IDR	703,456,712	USD	48,317	Bank of New York	10/01/10	22
ZAR	200,000	USD	28,574	Deutsche Bank AG	10/01/10	119
BRL	655,195	USD	370,900	Goldman Sachs	10/04/10	16,331
BRL	634,795	USD	374,687	Royal Bank of Canada (UK)	10/04/10	487
GBP	55,000	USD	86,855	Citibank NA	10/04/10	(455)
IDR	1,078,702,618	USD	69,443	Bank of New York	10/04/10	(102)
USD	386,728	BRL	655,195	Goldman Sachs	10/04/10	(503)
USD	370,900	BRL	634,795	Royal Bank of Canada (UK)	10/04/10	(4,274)
USD	143,708	CAD	148,000	Citibank NA	10/04/10	(135)
USD	21,795	EUR	16,000	Citibank NA	10/04/10	(17)
ZAR	308,000	USD	43,849	Citibank NA	10/04/10	339
IDR	293,467,340	USD	32,896	Bank of New York	10/05/10	(20)
USD	122,432	HKD	950,000	Deutsche Bank AG	10/05/10	(9)
USD	11,264	MYR	34,757	Bank of New York	10/05/10	(6)
USD	13,130	THB	398,423	Bank of New York	10/05/10	(2)
ZAR	341,000	USD	48,996	Deutsche Bank AG	10/05/10	(81)
ZAR	929,000	USD	133,254	Deutsche Bank AG	10/06/10	(15)
ZAR	216,000	USD	30,889	Deutsche Bank AG	10/07/10	85
AUD	495,000	USD	428,248	Citibank NA	10/20/10	49,328
CAD	148,000	USD	143,660	Citibank NA	10/20/10	124
CAD	214,000	USD	208,142	Morgan Stanley Capital Services, Inc.	10/20/10	(239)
CAD	782,000	USD	749,789	UBS AG	10/20/10	9,934
CHF	187,000	USD	179,035	Deutsche Bank AG	10/20/10	11,294
CHF	124,400	USD	119,703	Royal Bank of Scotland	10/20/10	6,912
CHF	946,000	USD	907,229	UBS AG	10/20/10	55,616
EUR	195,000	USD	248,988	Citibank NA	10/20/10	16,814
EUR	359,000	USD	472,697	Deutsche Bank AG	10/20/10	16,652
EUR	264,000	USD	337,039	Morgan Stanley Capital Services, Inc.	10/20/10	22,816
GBP	1,704,000	USD	2,607,662	Morgan Stanley Capital Services, Inc.	10/20/10	68,843
HKD	950,000	USD	122,442	Deutsche Bank AG	10/20/10	6
HKD	9,037,000	USD	1,163,360	Royal Bank of Scotland	10/20/10	1,443
JPY	9,172,000	USD	108,760	Citibank NA	10/20/10	1,125
JPY	27,642,000	USD	327,458	Deutsche Bank AG	10/20/10	3,708
JPY	11,415,000	USD	132,757	Royal Bank of Scotland	10/20/10	4,001
MXN	1,764,000	USD	137,113	Deutsche Bank AG	10/20/10	2,699
NOK	1,000,000	USD	158,915	Deutsche Bank AG	10/20/10	10,977
NZD	162,000	USD	114,078	Deutsche Bank AG	10/20/10	4,630
PLN	305,000	USD	95,447	Deutsche Bank AG	10/20/10	9,354
SEK	848,000	USD	115,305	Citibank NA	10/20/10	10,453
SGD	85,000	USD	63,765	Deutsche Bank AG	10/20/10	864
SGD	140,000	USD	104,602	UBS AG	10/20/10	1,846
USD	292,058	CAD	306,000	Citibank NA	10/20/10	(5,225)
USD	547,365	CHF	555,000	Citibank NA	10/20/10	(17,517)
USD	216,974	DKK	1,257,000	Royal Bank of Scotland	10/20/10	(12,944)
USD	436,962	EUR	343,000	Citibank NA	10/20/10	(30,578)
USD	3,092,213	EUR	2,390,000	Royal Bank of Scotland	10/20/10	(165,573)
USD	164,801	EUR	128,500	UBS AG	10/20/10	(10,356)
USD	130,294	GBP	83,000	Citibank NA	10/20/10	(75)

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

USD	315,032	GBP	208,000	Deutsche Bank AG	10/20/10	$(11,677)
USD	400,592	GBP	257,000	Morgan Stanley Capital Services, Inc.	10/20/10	(3,083)
USD	311,078	GBP	200,000	UBS AG	10/20/10	(3,066)
USD	119,478	HKD	927,000	Citibank NA	10/20/10	(6)
USD	102,447	JPY	8,686,125	Citibank NA	10/20/10	(1,617)
USD	379,867	NOK	2,351,000	Deutsche Bank AG	10/20/10	(19,549)
USD	250,639	NOK	1,536,000	UBS AG	10/20/10	(10,315)
ZAR	2,395,000	USD	310,912	Morgan Stanley Capital Services, Inc.	10/20/10	31,822
BRL	638,384	USD	370,900	Royal Bank of Canada (UK)	11/03/10	4,047

Total						$64,535

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Austria	—	$156,713	—	$156,713
Belgium	—	382,650	—	382,650
Brazil	$707,052	—	—	707,052
Canada	2,598,344	—	—	2,598,344
Cayman Islands	—	237,100	—	237,100
China	—	270,205	—	270,205
Denmark	—	301,737	—	301,737
Finland	203,609	240,958	—	444,567
France	—	1,218,455	—	1,218,455
Germany	590,642	3,202,259	—	3,792,901
Hong Kong	272,020	552,808	—	824,828
India	—	295,972	—	295,972
Indonesia	—	214,593	—	214,593
Ireland	329,461	—	—	329,461
Italy	—	218,253	—	218,253
Japan	725,903	3,463,302	—	4,189,205
Malaysia	—	453,759	—	453,759
Mexico	437,701	—	—	437,701
Netherlands	—	1,462,320	—	1,462,320
Norway	—	663,550	—	663,550
Russia	198,990	—	—	198,990

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks (concluded):
Singapore	—	$160,167	—	$160,167
South Africa	—	645,188	—	645,188
South Korea	—	272,404	—	272,404
Spain	—	975,113	—	975,113
Sweden	—	640,477	—	640,477
Switzerland	—	1,039,352	—	1,039,352
Taiwan	$127,605	200,199	—	327,804
Thailand	—	609,700	—	609,700
United Kingdom	404,403	3,462,292	—	3,866,695
United States	24,296,677	—	—	24,296,677
Rights	13,122	—	—	13,122
Short-Term Securities:	1,580,756	—	—	1,580,756

Total	$32,486,285	$21,339,526	—	$53,825,811

Derivative Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$362,691	—	$362,691
Liabilities:
Foreign currency exchange contracts	—	(298,156)	—	(298,156)
Equity contracts	$(14,495)	(29,401)	—	(43,896)

Total	$(14,495)	$35,134	—	$20,639

[1]	Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Government Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A2, 0.42%, 1/25/36 (a)	$1,170	$1,165,433

Total Asset-Backed Securities – 0.6%		1,165,433

Corporate Bonds

Capital Markets – 0.6%
CDP Financial, Inc., 3.00%, 11/25/14 (b)	1,295	1,344,763

Commercial Banks – 3.5%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (b)(c)	1,695	1,687,830
Dexia Credit Local SA, 2.00%, 3/05/13 (b)	665	670,016
Eksportfinans ASA:
1.88%, 4/02/13	1,760	1,797,891
3.00%, 11/17/14	990	1,043,861
2.00%, 9/15/15	1,360	1,363,376
The Toronto-Dominion Bank, 2.20%, 7/29/15 (b)	755	765,125

		7,328,099

Thrifts & Mortgage Finance – 1.2%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)	880	935,468
Cie de Financement Foncier, 2.50%, 9/16/15 (b)	700	703,991
Stadshypotek AB, 1.45%, 9/30/13 (b)	905	907,957

		2,547,416

Total Corporate Bonds – 5.3%		11,220,278

Foreign Agency Obligations
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13	375	380,724
2.75%, 9/08/20	165	166,042
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	95	103,090
Series E, 5.25%, 7/02/12	320	344,785
Province of Ontario Canada:
4.10%, 6/16/14	50	54,927
Series 1, 1.88%, 11/19/12	785	804,159

Total Foreign Agency Obligations – 0.9%		1,853,727

	Par
Non-Agency Mortgage-Backed Securities	(000)	Value
Collateralized Mortgage Obligations – 1.6%
Countrywide Alternative Loan Trust, Series 2008-2R:
Class 3A1, 6.00%, 8/25/37	$1,298	$971,898
Class 4A1, 6.25%, 8/25/37	2,466	2,081,898
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3, 6.00%, 2/25/37	254	252,499

Total Non-Agency Mortgage-Backed Securities – 1.6%		3,306,295

U.S. Government Sponsored Agency Securities

Agency Obligations – 3.8%
Fannie Mae, 1.63%, 10/26/15	3,880	3,878,460
Freddie Mac:
1.13%, 12/15/11	3,740	3,773,409
5.50%, 7/18/16	120	144,382
5.00%, 2/16/17	240	281,851

		8,078,102

Collateralized Mortgage Obligations – 4.7%
Freddie Mac Mortgage-Backed Securities, Series 3207, Class NB, 6.00%, 11/15/30	515	520,322
Ginnie Mae Mortgage-Backed Securities, Class Z (a):
Series 2004-43, 4.50%, 6/16/44	4,292	4,096,677
Series 2004-45, 5.67%, 6/16/45	4,649	5,310,836

		9,927,835

Federal Deposit Insurance Corporation Guaranteed – 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12	1,300	1,335,794
2.13%, 12/21/12	365	376,622

		1,712,416

Interest Only Collateralized Mortgage Obligations – 7.3%
Fannie Mae Mortgage-Backed Securities (a):
Series 2007-17, Class SI, 6.07%, 3/25/37	5,960	668,738
Series 2008-57, Class SE, 5.74%, 2/25/37	5,151	507,842
Series 2009-17, Class QS, 6.32%, 3/25/39	4,482	441,354
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London InterBank Offered Rate	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Securities	(000)	Value
Interest Only Collateralized
Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (a) (concluded):
Series 2010-35, Class KS, 6.17%, 4/25/40	$16,267	$2,042,784
Series 2010-64, Class SM, 6.17%, 6/25/40	6,751	867,872
Ginnie Mae Mortgage-Backed Securities (a):
Series 2002-83, Class IO, 1.57%, 10/16/42	35,985	505,079
Series 2003-17, Class IO, 1.24%, 3/16/43	59,318	1,272,356
Series 2003-109, Class IO, 1.10%, 11/16/43	31,820	645,177
Series 2004-9, Class IO, 1.38%, 3/16/34	16,358	332,188
Series 2004-77, Class IO, 1.07%, 9/16/44	40,039	862,415
Series 2006-49, Class SA, 6.22%, 2/20/36	2,598	244,061
Series 2007-7, Class JI, 5.86%, 2/20/37	4,416	588,543
Series 2007-23, Class ST, 5.96%, 4/20/37	2,238	233,854
Series 2007-36, Class SG, 6.12%, 6/20/37	5,273	598,005
Series 2007-59, Class SC, 6.03%, 7/20/37	6,596	768,838
Series 2008-1, Class AS, 3.38%, 1/20/38	3,239	335,828
Series 2008-6, Class SD, 6.20%, 2/20/38	4,069	428,239
Series 2008-15, Class CI, 6.23%, 2/20/38	3,069	342,860
Series 2008-27, Class SI, 6.21%, 3/20/38	2,152	212,328
Series 2008-36, Class SA, 7.44%, 4/20/38	2,518	349,263
Series 2008-53, Class CS, 5.69%, 6/20/38	4,764	475,971
Series 2008-60, Class LS, 6.14%, 1/20/38	5,483	464,642
Series 2009-92, Class SC, 5.86%, 10/16/39	6,321	650,055
Series 2009-106, Class SL, 5.76%, 4/20/36	4,872	648,979
Series 2009-110, Class CS, 6.04%, 11/16/39	7,962	779,422

		15,266,693

Mortgage-Backed Securities – 266.6%
Fannie Mae Mortgage-Backed Securities:
3.29%, 11/01/35 (a)	1,555	1,636,623
3.50%, 10/01/40 (d)	2,400	2,417,250
4.00%, 6/01/25 - 10/15/40 (d)(e)	108,772	112,068,648
4.50%, 10/15/40 - 12/15/40 (d)	21,600	22,467,500
4.95%, 11/01/35 (a)	1,839	1,914,664
5.00%, 10/15/25 - 10/15/40 (d)(e)	53,226	56,132,448
5.50%, 11/01/21 - 10/15/40 (d)	63,538	67,670,941
6.00%, 4/01/35 - 10/15/40 (d)	224,941	241,777,304
6.50%, 10/15/40 (d)	3,300	3,598,030
8.00%, 1/01/31	2	2,781
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/25 - 10/15/40 (d)	23,728	24,568,754
5.50%, 10/15/40 (d)	10,100	10,712,313
8.00%, 12/01/29 - 7/01/30 (f)	163	186,975
Ginnie Mae Mortgage-Backed Securities:
4.00%, 10/15/40 (d)	3,300	3,411,375
4.50%, 10/15/40 (d)	2,100	2,208,938
5.00%, 11/19/40	3,600	3,821,607
5.50%, 1/15/34	3,718	4,018,195
6.50%, 10/15/40 (d)	2,200	2,418,625

		561,032,971

Total U.S. Government Sponsored Agency Securities – 283.2%		596,018,017

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21 (f)	2,985	4,523,675
8.00%, 11/15/21 (f)	18,575	28,016,320
7.25%, 8/15/22	860	1,246,866
U.S. Treasury Notes:
0.38%, 8/31/12	365	364,729
0.38%, 9/30/12	860	859,059
1.25%, 9/30/15	7,080	7,068,941
2.63%, 8/15/20 (g)	54,388	54,897,887
3.88%, 8/15/40 (g)	3,390	3,504,413

Total U.S. Treasury Obligations – 47.7%		100,481,890

Total Long-Term Investments (Cost – $707,248,119) – 339.3%		714,045,640

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (h)(i)	1,686,047	1,686,047

Total Short-Term Securities (Cost – $1,686,047) – 0.8%		1,686,047

Options Purchased	Contracts
Exchange-Traded Call Options – 0.0%
Five-Year U.S. Treasury Bond Future, Strike Price USD 121, Expires 11/26/10	12	7,594

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Put Options – 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 12/10/10, Broker Citigroup Global Markets	$443	$1,106
Five-Year U.S. Treasury Bond Future, Strike Price USD 117, Expires 11/26/10, Broker Citigroup Global Markets	12	469

		1,575

	Notional
	Amount
	(000)
Over-the-Counter Call Swaptions – 1.4%
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker BNP Paribas SA	8,600	847,005
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	3,300	426,911
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	1,400	169,743
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	2,500	212,368
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	2,500	218,052
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	3,300	241,768
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	5,500	742,104

		2,857,951

Over-the-Counter Put Swaptions – 0.2%
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 11/08/10, Broker BNP Paribas SA	8,600	215
Pay a fixed rate of 3.55% and receive a floating rate based on 3-month LIBOR, Expires 3/01/11, Broker Credit Suisse International	2,800	13,583
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	3,300	8,557
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA	1,400	21,850
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA	2,500	70,325
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA	2,500	68,917
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	3,300	113,457
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA	5,500	194,084

		490,988

Total Options Purchased (Cost – $2,513,356) – 1.6%		3,358,108

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $711,447,522*) – 341.7%		719,089,795

	Par
TBA Sale Commitments (d)	(000)
Fannie Mae Mortgage-Backed Securities:
4.00%, 6/01/25 - 10/15/40	118,500	(122,203,735)
4.50%, 10/15/40 - 12/15/40	19,600	(20,408,500)
5.00%, 10/15/25 - 10/15/40	43,500	(45,802,688)
5.50%, 11/01/21 - 10/15/40	49,900	(53,042,153)
6.00%, 4/01/35 - 10/15/40	210,500	(226,090,051)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 1/15/34	3,700	(3,977,500)

Total TBA Sale Commitments (Proceeds – $471,298,383) – (224.1)%		(471,524,627)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
Over-the-Counter Call Swaptions – (1.7)%
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	$3,000	$(203,691)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	2,100	(242,779)
Pay a fixed rate of 3.14% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	6,000	(284,556)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2,600	(357,498)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	2,100	(201,984)
Pay a fixed rate of 3.76% and receive a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker JPMorgan Chase Bank NA	2,500	(192,460)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA	900	(72,875)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3,400	(523,253)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3,000	(428,376)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	3,600	(532,238)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	1,900	(227,415)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA	2,200	(109,820)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA	1,900	(192,622)

		(3,569,567)

Over-the-Counter Put Swaptions – (0.5)%
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker Citibank NA	9,000	(90)
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	3,000	(23,769)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA	2,100	(8,312)
Receive a fixed rate of 3.14% and pay a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker UBS AG	6,000	(173,268)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2,600	(21,520)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG	2,100	(49,052)
Receive a fixed rate of 3.76% and pay a floating rate based on 3-month LIBOR, Expires 7/23/12, Broker JPMorgan Chase Bank NA	2,500	(80,200)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA	900	(27,587)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker Morgan Stanley Capital Services, Inc.	4,600	(125,690)
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3,400	(56,960)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3,000	(60,258)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA	3,600	(73,008)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	1,900	(72,567)

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock Government Income V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA	$4,400	$(120,850)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA	2,200	(68,451)
Receive a fixed rate of 4.76% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA	1,900	(102,030)

		(1,063,612)

Total Options Written (Premiums Received – $3,939,595) – (2.2)%		(4,633,179)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written – 115.4%		242,931,989
Liabilities in Excess of Other Assets – (15.4)%		(32,507,319)

Net Assets – 100.0%		$210,424,670

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$711,447,892

Gross unrealized appreciation	$9,574,402
Gross unrealized depreciation	(1,932,499)

Net unrealized appreciation	$7,641,903

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
UBS Securities	$1,687,830	$2

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
BNP Paribas	$(5,178,030)	$5,423
Bank of America NA	$(2,318,468)	15,907
Barclays Capital	$3,411,375	2,063
Citigroup Global Markets, Inc.	$4,858,619	12,346
Credit Suisse Securities LLC	$(220,385,676)	(343,887)
Deutsche Bank Securities, Inc.	$(4,913,639)	71,990
Goldman Sachs & Co.	$114,095,483	(7,408)
Greenwich Financial Services	$6,044,782	(6,780)
JPMorgan Securities, Inc.	$7,267,662	78,908
Morgan Stanley Capital Services, Inc.	$32,320,474	(11,635)
Nomura Securities International, Inc.	$67,982,827	146,842
UBS Securities	$7,959,066	(44,762)
Wells Fargo Bank, NA	$2,544,938	1,688

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,		September 30,
Affiliate	2009	Net Activity	2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,623,479	62,568	1,686,047	$10,469

(i)	Represents the current yield as of report date.
•	Financial futures contracts purchased as of September 30, 2010 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation
38	30-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$5,024,053	$57,260
•	Financial futures contracts sold as of September 30, 2010 were as follows:

					Unrealized
			Expiration	Notional	Appreciation
Contracts	Issue	Exchange	Date	Value	(Depreciation)
139	2-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$30,503,889	$(4,439)
81	5-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$9,789,369	(873)
84	10-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$10,575,355	(12,581)
32	30-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$4,604,791	83,791
41	Euro Dollar Future	Chicago Mercantile	December 2010	$10,209,887	(3,213)
80	Euro Dollar Future	Chicago Mercantile	March 2011	$19,903,663	(14,337)
77	Euro Dollar Future	Chicago Mercantile	June 2011	$19,130,726	(25,912)
82	Euro Dollar Future	Chicago Mercantile	September 2011	$20,322,894	(58,206)
150	Euro Dollar Future	Chicago Mercantile	December 2011	$37,100,739	(136,761)
40	Euro Dollar Future	Chicago Mercantile	March 2012	$9,902,576	(13,924)
31	Euro Dollar Future	Chicago Mercantile	June 2012	$7,656,690	(16,973)
23	Euro Dollar Future	Chicago Mercantile	September 2012	$5,672,537	(12,201)
18	Euro Dollar Future	Chicago Mercantile	December 2012	$4,429,638	(11,412)
18	Euro Dollar Future	Chicago Mercantile	March 2013	$4,422,076	(11,549)
9	Euro Dollar Future	Chicago Mercantile	June 2013	$2,209,263	(3,275)
6	Euro Dollar Future	Chicago Mercantile	September 2013	$1,470,784	(1,391)

Total					$(243,256)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 5

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)
0.68% (b)	3-month LIBOR	Credit Suisse International	September 2012	$16,000	$(27,721)
0.68% (a)	3-month LIBOR	Deutsche Bank AG	September 2012	$6,300	10,548
0.68% (b)	3-month LIBOR	Deutsche Bank AG	September 2012	$7,500	(11,670)
0.68% (a)	3-month LIBOR	UBS AG	September 2012	$6,200	9,831
1.33% (a)	3-month LIBOR	Deutsche Bank AG	July 2013	$6,100	87,158
1.72% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	$5,600	139,468
2.24% (a)	3-month LIBOR	Citibank NA	June 2015	$6,700	251,569
1.71% (b)	3-month LIBOR	Citibank NA	September 2015	$5,680	(58,104)
1.64% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$1,100	7,048
1.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$7,000	77,532
2.79% (b)	3-month LIBOR	Deutsche Bank AG	June 2017	$1,700	(85,793)
4.80% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$14,300	(2,235,409)
3.51% (b)	3-month LIBOR	BNP Paribas SA	May 2020	$1,400	(121,521)
3.46% (b)	3-month LIBOR	Credit Suisse International	May 2020	$1,400	(115,708)
2.50% (b)	3-month LIBOR	Deutsche Bank AG	August 2020	$6,500	35,606
4.12% (b)	3-month LIBOR	Goldman Sachs International	August 2020	$2,400	(224,741)
2.69% (a)	3-month LIBOR	Citibank NA	September 2020	$700	8,068
2.69% (b)	3-month LIBOR	Citibank NA	September 2020	$3,000	(32,545)
2.74% (b)	3-month LIBOR	Citibank NA	September 2020	$1,200	(18,773)
2.62% (b)	3-month LIBOR	Credit Suisse International	September 2020	$1,800	(9,065)
2.76% (a)	3-month LIBOR	Credit Suisse International	September 2020	$3,700	65,403
2.50% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$500	(3,050)
2.57% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,200	(834)
2.59% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$900	1,899
2.70% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$6,900	84,519
2.72% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,500	21,057
2.77% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$4,500	82,712
2.77% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,000	(18,495)
2.56% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,400	626
2.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,400	7,787
2.68% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,500	(16,019)
2.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,000	(24,385)
2.55% (b)	3-month LIBOR	UBS AG	September 2020	$900	1,237
2.62% (b)	3-month LIBOR	UBS AG	September 2020	$1,300	(6,371)
2.51% (a)	3-month LIBOR	Citibank NA	October 2020	$1,000	(5,217)
6.50% (b)	1-month LIBOR	Credit Suisse International	January 2038	$2,769	614
3.50% (b)	3-month LIBOR	Deutsche Bank AG	September 2040	$1,200	(39,476)
3.48% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$800	(23,013)

Total					$(2,185,228)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.
•	Total return swaps outstanding as of September 30, 2010 were as follows:

				Unrealized
Interest Rate		Expiration	Notional	Appreciation
Payable	Counterparty	Date	Value	(Depreciation)
6.50%	Credit Suisse International	January 2038	$3,192	$(29,533	)(c)
6.50%	JP Morgan Chase Bank	January 2038	$3,846	(34,384	)(c)
5.50%	Goldman Sachs International	January 2039	$3,250	61,372	(d)
6.00%	Goldman Sachs International	January 2039	$5,630	(8	)(e)
5.50%	Morgan Stanley International	January 2039	$1,597	24,183	(d)
4.50%	Goldman Sachs International	January 2040	$2,677	606	(f)

Total				$22,236

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(e)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(f)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 4.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund
•	Reverse repurchases agreements outstanding as of September 30, 2010 were as follows:

				Net
				Closing	Face
Counterparty	Interest Rate	Trade Date	Maturity Date	Amount	Amount
Barclays Capital, Inc.	0.21%	09/23/10	Open	$14,140,660	$14,140,000
Barclays Capital, Inc.	0.06%	09/29/10	9/30/10	3,018,774	3,018,769
Barclays Capital, Inc.	0.24%	09/29/10	Open	3,538,360	3,538,312
Barclays Capital, Inc.	0.19%	09/30/10	Open	14,227,575	14,227,500

Total				$34,925,369	$34,924,581

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$714,045,640	—	$714,045,640
Short-Term Securities	$1,686,047	—	—	1,686,047
Liabilities:
TBA Sale Commitments	—	(471,524,627)	—	(471,524,627)

Total	$1,686,047	$242,521,013	—	$244,207,060

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$142,626	$4,248,601	$86,775	$4,478,002
Liabilities:
Interest rate contracts	(327,047)	(7,711,097)	(63,917)	(8,102,061)

Total	$(184,421)	$(3,462,496)	$22,858	$(3,624,059)

[2]	Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 7

Schedule of Investments (concluded)	BlackRock Government Income V.I. Fund
The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate
Assets/Liabilities:	Contracts
Balance, as of December 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/ depreciation	—
Purchases	—
Sales	—
Transfers in [3]	$22,858
Transfers out [3]	—

Balance, as of September 30, 2010	$22,858

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value

Construction Materials – 0.0%
Nortek, Inc.	500	$20,000

Electrical Equipment – 0.0%
Medis Technologies Ltd.	33,870	1,084

Paper & Forest Products – 0.3%
Ainsworth Lumber Co. Ltd.	52,562	126,692
Ainsworth Lumber Co. Ltd. (b)	59,550	143,536

		270,228

Wireless Telecommunication Services – 0.2%
FiberTower Corp.	59,958	254,222

Total Common Stocks – 0.5%		545,534

	Par
Corporate Bonds	(000)

Aerospace & Defense – 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	$65	64,675
GeoEye, Inc., 9.63%, 10/01/15	80	87,300
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	260	275,600

		427,575

Air Freight & Logistics – 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 8/16/15	350	350,000
Series 2, 12.38%, 8/16/15	350	350,000

		700,000

Airlines – 1.5%
Air Canada, 9.25%, 8/01/15 (b)	490	494,900
Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12	540	536,815
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	304	325,362
United Air Lines, Inc., 12.75%, 7/15/12	396	444,058

		1,801,135

Auto Components – 1.9%
Allison Transmission, Inc. (b):
11.00%, 11/01/15	300	325,500
11.25%, 11/01/15 (c)	85	92,225
Delphi International Holdings Unsecured, 12.00%, 10/06/14	2	1,900
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	200	210,500
8.75%, 8/15/20	150	160,500
Icahn Enterprises LP (b):
4.00%, 8/15/13 (d)(e)	155	142,600
8.00%, 1/15/18	1,100	1,105,500
Tenneco, Inc., 7.75%, 8/15/18	240	246,000

		2,284,725

Beverages – 0.1%
Cott Beverages USA, Inc., 8.13%, 9/01/18 (b)	120	127,050

Biotechnology – 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	270	276,063

Building Products – 1.6%
Associated Materials LLC, 9.88%, 11/15/16	200	242,000
Building Materials Corp. of America (b):
6.88%, 8/15/18	245	240,713
7.00%, 2/15/20	190	194,750
CPG International I, Inc., 10.50%, 7/01/13	600	606,000
Momentive Performance Materials, Inc., Series WI, 9.75%, 12/01/14	280	287,000
Ply Gem Industries, Inc., 11.75%, 6/15/13	400	428,000

		1,998,463

Capital Markets – 0.8%
American Capital Ltd., 8.96%, 12/31/13	180	184,035
E*Trade Financial Corp. (d)(f):
3.33%, 8/31/19 (b)	172	241,875
Series A, 4.06%, 8/31/19	3	4,219
KKR Group Finance Co., 6.38%, 9/29/20 (b)	300	306,389
Pinafore LLC, 9.00%, 10/01/18 (b)	230	241,500

		978,018

Chemicals – 4.0%
American Pacific Corp., 9.00%, 2/01/15	435	431,737
CF Industries, Inc.:
6.88%, 5/01/18	265	285,206
7.13%, 5/01/20	335	366,406
Celanese US Holdings LLC, 6.63%, 10/15/18 (b)	225	230,063
Chemtura Corp., 7.88%, 9/01/18 (b)	245	256,025
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	85	89,038
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar

FKA	Formerly Known As

USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Chemicals (concluded)
Hexion U.S. Finance Corp.:
9.75%, 11/15/14	$385	$400,400
8.88%, 2/01/18	295	289,100
Huntsman International LLC:
8.63%, 3/15/20	115	119,025
8.63%, 3/15/21 (b)	110	113,850
Ineos Finance Plc, 9.00%, 5/15/15 (b)	200	208,750
Koppers, Inc., 7.88%, 12/01/19	215	224,138
MacDermid, Inc., 9.50%, 4/15/17 (b)	445	465,025
NOVA Chemicals Corp., 8.63%, 11/01/19	370	392,662
Nalco Co., 8.25%, 5/15/17	265	292,825
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)	255	274,762
PolyOne Corp., 7.38%, 9/15/20	100	103,125
Solutia, Inc., 8.75%, 11/01/17	110	120,175
TPC Group LLC, 8.25%, 10/01/17 (b)(g)	155	158,875

		4,821,187

Commercial Banks – 3.1%
CIT Group, Inc.:
7.00%, 5/01/16	1,182	1,164,205
7.00%, 5/01/17	2,627	2,570,889

		3,735,094

Commercial Services & Supplies – 1.5%
ARAMARK Corp., 3.97%, 2/01/15 (e)	365	332,606
Mobile Services Group, Inc., 9.75%, 8/01/14	450	470,250
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	385	428,313
West Corp.:
11.00%, 10/15/16	300	318,750
8.63%, 10/01/18 (b)	220	220,000

		1,769,919

Construction Materials – 0.5%
Nortek, Inc., 11.00%, 12/01/13	622	661,111

Consumer Finance – 1.6%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	200	210,000
Ford Motor Credit Co. LLC:
8.00%, 12/15/16	1,080	1,220,801
6.63%, 8/15/17	530	564,681

		1,995,482

Containers & Packaging – 5.0%
Ball Corp.:
7.38%, 9/01/19	80	87,000
6.75%, 9/15/20	235	249,100
Berry Plastics Corp.:
8.88%, 9/15/14	425	411,187
8.25%, 11/15/15	410	422,300
Berry Plastics Holding Corp., 8.88%, 9/15/14	455	442,487
Cascades, Inc., 7.75%, 12/15/17	265	276,263
Crown Americas LLC, 7.63%, 5/15/17	550	594,000
Graham Packaging Co. LP, 8.25%, 10/01/18 (b)	115	116,869
Graphic Packaging International, Inc.:
9.50%, 6/15/17	545	580,425
7.88%, 10/01/18	185	190,088
Greif, Inc., 7.75%, 8/01/19	135	145,969
Impress Holdings BV, 3.65%, 9/15/13 (b)(e)	1,180	1,174,100
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	245	263,681
Pregis Corp., 12.38%, 10/15/13	680	683,400
Rock-Tenn Co., 9.25%, 3/15/16	90	98,775
Sealed Air Corp., 7.88%, 6/15/17	365	395,433

		6,131,077

Diversified Financial Services – 3.8%
Ally Financial Inc., 7.50%, 9/15/20 (b)	880	937,200
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	350	357,000
GMAC, Inc.:
2.50%, 12/01/14 (e)	141	126,062
8.00%, 3/15/20 (b)	1,330	1,453,025
Leucadia National Corp., 8.13%, 9/15/15	560	602,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	605	615,588
Reynolds Group Issuer, Inc., 8.50%, 5/15/18 (b)	280	273,700
Southern Star Central Corp., 6.75%, 3/01/16 (b)	240	242,400

		4,606,975

Diversified Telecommunication Services – 2.3%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	425	416,500
Frontier Communications Corp.:
7.88%, 4/15/15	130	140,400
8.25%, 4/15/17	114	124,688
8.50%, 4/15/20	190	209,712
ITC Deltacom, Inc., 10.50%, 4/01/16	260	264,225
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)	85	90,313
Qwest Communications International, Inc.:
7.50%, 2/15/14	155	158,100
8.00%, 10/01/15	300	324,750
tw telecom holdings, Inc., 8.00%, 3/01/18	130	136,175
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)	415	439,381
Windstream Corp., 7.88%, 11/01/17	450	469,125

		2,773,369

Electric Utilities – 0.7%
Elwood Energy LLC, 8.16%, 7/05/26	138	130,055
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)	290	276,210

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Electric Utilities (concluded)
IPALCO Enterprises, Inc.:
8.63%, 11/14/11	$200	$210,750
7.25%, 4/01/16 (b)	200	215,000

		832,015

Energy Equipment & Services – 2.1%
Cie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100	108,000
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	695	710,637
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)	870	828,675
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)	150	152,625
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)	280	305,900
Pride International, Inc., 6.88%, 8/15/20	190	206,863
Thermon Industries, Inc., 9.50%, 5/01/17 (b)	205	214,225

		2,526,925

Food & Staples Retailing – 0.6%
Rite Aid Corp.:
9.75%, 6/12/16	415	443,531
7.50%, 3/01/17	260	239,525

		683,056

Food Products – 0.5%
B&G Foods, Inc., 7.63%, 1/15/18	110	114,538
Reddy Ice Corp., 11.25%, 3/15/15	220	224,950
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	160	184,000
TreeHouse Foods, Inc., 7.75%, 3/01/18	80	86,000

		609,488

Health Care Equipment & Supplies – 0.9%
DJO Finance LLC, 10.88%, 11/15/14	550	598,125
Hologic, Inc., 2.00%, 12/15/37 (d)(h)	530	490,250

		1,088,375

Health Care Providers & Services – 2.2%
American Renal Holdings, 8.38%, 5/15/18 (b)	135	139,050
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)	225	240,187
HCA, Inc.:
6.25%, 2/15/13	630	641,025
7.25%, 9/15/20	265	283,550
inVentiv Health Inc., 10.00%, 8/15/18 (b)	190	188,813
Tenet Healthcare Corp.:
10.00%, 5/01/18	235	268,487
8.88%, 7/01/19	885	976,819

		2,737,931

Health Care Technology – 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (b)	1,020	1,188,300

Hotels, Restaurants & Leisure – 1.8%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	550	540,375
HRP Myrtle Beach Operations LLC, 4/01/12 (a)(b)(i)	750	75
Harrah’s Operating Co., Inc., 10.00%, 12/15/18	360	287,550
MGM Resorts International, 10.38%, 5/15/14	425	472,812
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)	170	164,050
Travelport LLC:
4.92%, 9/01/14 (e)	150	139,500
9.88%, 9/01/14	110	113,163
9.00%, 3/01/16 (b)	60	59,700
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)	95	200
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)	300	135,000
Waterford Gaming LLC, 8.63%, 9/15/14 (b)	386	244,724

		2,157,149

Household Durables – 2.5%
Ashton Woods USA LLC, 15.13%, 6/30/15 (b)(j)	497	248,300
Beazer Homes USA, Inc.:
8.13%, 6/15/16	65	59,963
12.00%, 10/15/17	320	368,000
9.13%, 6/15/18	830	777,087
Pulte Homes, Inc., 6.38%, 5/15/33	30	24,000
Ryland Group Inc., 6.63%, 5/01/20	390	377,325
Standard Pacific Corp.:
6.25%, 4/01/14	60	57,825
7.00%, 8/15/15	75	71,812
10.75%, 9/15/16	670	730,300
8.38%, 5/15/18	340	340,000

		3,054,612

Independent Power Producers & Energy Traders – 3.1%
AES Gener SA, 7.50%, 3/25/14	500	556,938
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	690	738,300
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)	1,435	1,424,611
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	84	83,363
NRG Energy, Inc.:
7.25%, 2/01/14	600	615,750
7.38%, 2/01/16	140	144,025
7.38%, 1/15/17	190	194,750

		3,757,737

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Industrial Conglomerates – 1.8%
Sequa Corp. (b):
11.75%, 12/01/15	$690	$727,950
13.50%, 12/01/15 (c)	1,403	1,501,668

		2,229,618

Insurance – 0.1%
USI Holdings Corp., 4.25%, 11/15/14 (b)(e)	220	187,275

Machinery – 2.3%
Accuride Corp., 9.50%, 8/01/18 (b)	70	73,500
ESCO Corp., 8.63%, 12/15/13 (b)	310	317,750
Navistar International Corp.:
3.00%, 10/15/14 (d)	750	842,812
8.25%, 11/01/21	500	533,750
Oshkosh Corp., 8.25%, 3/01/17	340	365,500
Titan International, Inc.:
8.00%, 1/15/12	310	333,250
5.63%, 1/15/17 (b)(d)	120	177,000
7.88%, 10/01/17 (b)(g)	190	191,900

		2,835,462

Marine – 0.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)	795	723,450

Media – 9.5%
Affinion Group, Inc., 10.13%, 10/15/13	1,025	1,053,187
CCH II LLC, 13.50%, 11/30/16	319	378,454
CCO Holdings LLC (b):
7.88%, 4/30/18	220	228,250
8.13%, 4/30/20	220	233,200
CMP Susquehanna Corp., 3.64%, 5/15/14 (b)(e)	60	1,200
Charter Communications Operating, LLC, 10.88%, 9/15/14 (b)	80	90,600
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	423	448,380
Series B, 9.25%, 12/15/17	1,564	1,669,570
DISH DBS Corp., 7.00%, 10/01/13	215	228,169
Gannett Co., Inc., 10.00%, 4/01/16	300	339,000
Gray Television, Inc., 10.50%, 6/29/15	105	104,869
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)	140	117,600
9.50%, 5/15/15	160	151,600
Intelsat Corp., 9.25%, 6/15/16	540	575,775
Interactive Data Corp., 10.25%, 8/01/18 (b)	475	508,250
LIN Television Corp., 8.38%, 4/15/18 (b)	275	290,469
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)	240	322,800
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	370	373,700
The McClatchy Co., 11.50%, 2/15/17	235	249,981
Nielsen Finance LLC :
10.00%, 8/01/14	500	525,625
15.99%, 8/01/16 (j)	40	40,050
7.75%, 10/15/18 (b)	500	496,335
ProQuest LLC, 9.00%, 10/15/18 (b)	230	233,450
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(i)	599	569,327
Regal Entertainment Group, 9.13%, 8/15/18	155	162,556
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	555	551,531
UPC Germany GmbH, 8.13%, 12/01/17 (b)	1,300	1,352,000
UPC Holding BV, 9.88%, 4/15/18 (b)	200	213,000

		11,508,928

Metals & Mining – 2.7%
AK Steel Corp., 7.63%, 5/15/20	50	50,625
Aleris International, Inc. (a)(i):
9.00%, 12/15/14	410	1,025
10.00%, 12/15/16	375	169
Arch Western Finance LLC, 6.75%, 7/01/13	102	103,148
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	400	422,500
7.38%, 2/15/16	410	417,687
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	140	154,700
10.63%, 9/01/16	485	597,156
Goldcorp, Inc., 2.00%, 8/01/14 (d)	280	340,550
Murray Energy Corp., 10.25%, 10/15/15 (b)	180	186,750
Ryerson, Inc.:
7.84%, 11/01/14 (e)	200	186,250
12.00%, 11/01/15	40	41,200
Steel Dynamics, Inc., 7.38%, 11/01/12	235	251,156
United States Steel Corp., 7.38%, 4/01/20	210	218,925
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	335	361,800

		3,333,641

Multi-Utilities – 0.2%
CMS Energy Corp., 8.75%, 6/15/19	170	202,983

Multiline Retail – 1.6%
Dollar General Corp., 11.88%, 7/15/17 (c)	1,635	1,904,775

Oil, Gas & Consumable Fuels – 12.1%
Arch Coal, Inc., 7.25%, 10/01/20	395	417,219
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	245	283,281
10.75%, 2/01/18	110	121,825
Bill Barrett Corp., 9.88%, 7/15/16	25	27,313
Chesapeake Energy Corp.:
6.63%, 8/15/20	1,085	1,133,825
2.25%, 12/15/38 (d)	400	307,500
Cimarex Energy Co., 7.13%, 5/01/17	420	441,000

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	$205	$216,275
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	705	715,575
Consol Energy, Inc., 8.25%, 4/01/20 (b)	1,020	1,114,350
Continental Resources Inc., 7.13%, 4/01/21 (b)	170	176,800
Crosstex Energy LP, 8.88%, 2/15/18	185	193,788
Denbury Resources, Inc.:
7.50%, 12/15/15	250	259,375
9.75%, 3/01/16	320	359,200
8.25%, 2/15/20	364	397,215
EXCO Resources, Inc., 7.50%, 9/15/18	250	248,438
El Paso Corp., 8.25%, 2/15/16	345	383,812
Energy Transfer Equity LP, 7.50%, 10/15/20	315	331,537
Forest Oil Corp., 8.50%, 2/15/14	130	142,025
Harvest Operations Corp., 6.88%, 10/01/17 (b)(g)	45	46,013
Hilcorp Energy I LP, 8.00%, 2/15/20 (b)	350	359,625
Linn Energy LLC (b):
8.63%, 4/15/20	560	593,600
7.75%, 2/01/21	275	277,406
Massey Energy Co., 6.88%, 12/15/13	105	107,625
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)	770	823,900
OPTI Canada, Inc. (b):
9.00%, 12/15/12	1,030	1,042,875
9.75%, 8/15/13	420	426,300
Patriot Coal Corp., 8.25%, 4/30/18	195	195,000
Peabody Energy Corp., 6.50%, 9/15/20	390	419,737
Penn Virginia Resource Partners LP, 8.25%, 4/15/18	250	259,063
Petrohawk Energy Corp.:
10.50%, 8/01/14	345	390,712
7.88%, 6/01/15	225	235,688
7.25%, 8/15/18 (b)	230	234,600
Range Resources Corp.:
6.38%, 3/15/15	750	766,875
8.00%, 5/15/19	200	218,500
6.75%, 8/01/20	100	104,000
Swift Energy Co., 7.13%, 6/01/17	305	301,950
Teekay Corp., 8.50%, 1/15/20	330	359,287
Whiting Petroleum Corp., 6.50%, 10/01/18	230	235,175

		14,668,284

Paper & Forest Products – 2.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)	481	411,244
Boise Cascade LLC, 7.13%, 10/15/14	195	187,200
Boise Paper Holdings LLC:
9.00%, 11/01/17	170	182,325
8.00%, 4/01/20	140	144,900
Clearwater Paper Corp., 10.63%, 6/15/16	215	241,875
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	345	383,381
NewPage Corp., 11.38%, 12/31/14	1,110	1,004,550
PH Glatfelter Co., 7.13%, 5/01/16	105	107,231
Verso Paper Holdings LLC:
11.50%, 7/01/14	645	706,275
Series B, 4.22%, 8/01/14 (e)	90	80,100

		3,449,081

Pharmaceuticals – 0.9%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (e)	445	381,587
Novasep Holding SAS, 9.75%, 12/15/16 (b)	432	340,930
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	175	178,500
7.00%, 10/01/20	225	230,063

		1,131,080

Professional Services – 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)	310	312,325

Real Estate Management & Development – 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15	650	604,500

Road & Rail – 0.9%
Avis Budget Car Rental LLC, 9.63%, 3/15/18	250	264,375
The Hertz Corp., 7.50%, 10/15/18 (b)	485	485,000
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	380	372,875

		1,122,250

Semiconductors & Semiconductor Equipment – 0.1%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)	110	113,575
Linear Technology Corp., Series A, 3.00%, 5/01/27 (d)	60	60,900

		174,475

Software – 0.0%
BMS Holdings, Inc., 8.59%, 2/15/12 (b)(c)(e)	258	5,167

Specialty Retail – 0.8%
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)	150	152,625
United Auto Group, Inc., 7.75%, 12/15/16	820	800,525

		953,150

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 5

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Tobacco – 0.6%
Vector Group Ltd., 11.00%, 8/15/15	$700	$720,125

Wireless Telecommunication Services – 6.2%
Clearwire Communications LLC, 12.00%, 12/01/15 (b)	70	75,425
Cricket Communications, Inc.:
10.00%, 7/15/15	720	777,600
7.75%, 5/15/16	340	360,825
Crown Castle International Corp., 7.13%, 11/01/19	210	223,650
Digicel Group Ltd. (b):
9.13%, 1/15/15 (c)	593	605,602
8.25%, 9/01/17	595	624,750
10.50%, 4/15/18	200	219,500
FiberTower Corp., 9.00%, 1/01/16 (b)(c)	230	197,006
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)	305	306,525
iPCS, Inc., 2.59%, 5/01/13 (e)	795	755,250
MetroPCS Wireless, Inc.:
9.25%, 11/01/14	30	31,425
9.25%, 11/01/14	1,240	1,298,900
7.88%, 9/01/18	240	247,200
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15	110	110,550
Series E, 6.88%, 10/31/13	305	306,906
Series F, 5.95%, 3/15/14	150	149,250
SBA Telecommunications, Inc., 8.00%, 8/15/16	240	258,000
Sprint Capital Corp., 6.88%, 11/15/28	1,030	942,450

		7,490,814

Total Corporate Bonds – 88.2%		107,280,214

Floating Rate Loan Interests (e)

Auto Components – 0.4%
Allison Transmission, Inc., Term Loan, 3.01% - 3.05%, 8/07/14	468	438,449

Automobiles – 0.6%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.01% - 3.05%, 12/15/13	712	697,460
Tranche B-2 Term Loan, 3.01% - 3.05%, 12/15/13	48	47,042

		744,502

Commercial Services & Supplies – 0.6%
AWAS Finance Luxembourg Sarl, Term Loan, 7.75%, 6/10/16	250	252,500
Centerplate, Inc., Term Loan B, 10.75%, 8/24/16	475	465,894

		718,394

Consumer Finance – 0.8%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15	1,000	1,003,750

Electric Utilities – 0.4%
New Development Holdings, LLC, Term Loan, 7.00%, 7/03/17	424	429,843

Food Products – 0.3%
Advance Pierre Foods, Term Loan, (Second Lien), 11.25%, 9/29/17	400	386,000

Health Care Providers & Services – 0.9%
HCA, Inc., Tranche A-1 Term Loan, 1.79%, 11/16/12	312	300,781
Harden Healthcare LLC:
Add-on Term Loan, 7.75%, 3/02/15	292	286,650
Tranche A Term Loan, 8.50%, 2/22/15	159	156,224
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16	399	399,000

		1,142,655

Hotels, Restaurants & Leisure – 1.1%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.37%, 3/27/12 (c)	1,463	1,360,884

Household Durables – 0.4%
Visant Holding Corp., Term Loan B, 7.00%, 12/20/16	500	502,750

IT Services – 0.5%
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14	192	168,585
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14	426	374,472

		543,057

Independent Power Producers & Energy Traders – 0.9%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.01%, 4/02/13	60	58,774
Tranche B Term Loan, 4.01%, 4/02/13	1	752
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.76% - 3.79%, 10/10/14	117	90,761
Initial Tranche B-3 Term Loan, 3.76% - 3.79%, 10/10/14	1,184	915,466

		1,065,753

Media – 0.5%
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	550	584,031

Multiline Retail – 0.0%
The Neiman Marcus Group, Inc., Term Loan, 2.26% - 2.29%, 4/06/13	8	8,112

Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.77%, 6/28/11	100	93,050

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (e)	(000)	Value

Real Estate Management & Development – 0.4%
Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17	$500	$530,000

Specialty Retail – 0.1%
Claire’s Stores, Inc., Term Loan B, 3.05% – 3.26%, 5/29/14	88	76,539

Wireless Telecommunication Services – 1.0%
Vodafone Group Plc, Revolving Credit, 6.88%, 7/30/15	1,250	1,250,000

Total Floating Rate Loan Interests – 9.0%		10,877,769

	Beneficial
	Interest
Other Interests (k)	(000)

Auto Components – 0.1%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(l)	199,690

Household Durables – 0.1%
Stanley Martin, Class B Membership Units (m)	—	(l)	94,725

Total Other Interests – 0.2%			294,415

Preferred Securities

Preferred Stocks	Shares

Auto Components – 0.2%
Dana Holding Corp., 4.00% (b)(d)	1,700	185,512

Diversified Financial Services – 1.5%
Ally Financial Inc., 7.00% (b)	1,356	1,220,612
Citigroup, Inc., 7.50% (d)	5,000	592,550

		1,813,162

Diversified Telecommunication Services – 0.0%
PTV, Inc., Series A, 10.00% (a)	47	3

Household Durables – 0.1%
Beazer Homes USA, Inc., 7.50% (d)	5,543	125,549

Media – 0.0%
CMP Susquehanna Radio Holdings Corp. 0.00% (a)(b)(e)	13,993	—

Real Estate Investment Trusts (REITs) – 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	4,287	45,614

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series O, 0.00% (a)	10,000	5,400
Freddie Mac, Series Z, 8.38% (a)	32,188	13,841

		19,241

Total Preferred Securities – 1.8%		2,189,081

Warrants (n)

Media – 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	15,990	—
Virgin Media, Inc. (Expires 1/13/11)	22,461	449

Total Warrants – 0.0%		449

Total Long-Term Investments (Cost – $119,283,817) – 99.7%		121,187,462

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (o)(p)	1,343,452	1,343,452

Total Short-Term Securities (Cost – $1,343,452) – 1.1%		1,343,452

Total Investments (Cost – $120,627,269*) – 100.8%		122,530,914
Liabilities in Excess of Other Assets – (0.8)%		(924,395)

Net Assets – 100.0%		$121,606,519

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$121,153,804

Gross unrealized appreciation	$6,365,510
Gross unrealized depreciation	(4,988,400)

Net unrealized appreciation	$1,377,110

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Bank of America Securities	$46,013	$1,319
Deutsche Bank Securities, Inc	$158,875	$4,883
Goldman Sachs & Co	$191,900	$1,900

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 7

Schedule of Investments (continued)	BlackRock High Income V.I. Fund

(h)	Represents a step-down bond that pays an initial coupon rate for the frst period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)	Restricted security as to resale, representing 0.1% of net assets was as follows:

	Acquisition
Issue	Date	Cost	Value

Stanley Martin, Class B Membership Units	4/03/06	$227,862	$94,725

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,	Net	September 30,
Affiliate	2009	Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	269,742	1,073,710	1,343,452	$1,580

(p)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Depreciation

USD 145,031	CAD 150,000	Citibank NA	10/20/10	$(691)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$401,998	$143,536	—	$545,534
Corporate Bonds	—	106,357,712	$922,502	107,280,214
Floating Rate Loan Interests	—	8,270,804	2,606,965	10,877,769
Other Interests	—	—	294,415	294,415
Preferred Stocks	2,003,569	185,512	—	2,189,081
Warrants	449	—	—	449
Short-Term Securities	1,343,452	—	—	1,343,452
Liabilities:
Unfunded Loan Commitments	—	—	(1,013)	(1,013)

Total	$3,749,468	$114,957,564	$3,822,869	$122,529,901

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities
Foreign currency exchange contracts	—	$(691)	—	$(691)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Floating
			Rate		Unfunded
	Common	Corporate	Loan	Other	Loan
	Stocks	Bonds	Interests	Interests	Commitments	Total

Assets/Liabilities:
Balance, as of December 31, 2009	$17,500	$849,914	$4,538,488	$121,958	$(2,762)	$5,525,098
Accrued discounts/premiums	—	54,585	56,402	—	—	110,987
Net realized gain (loss)	—	—	(260,760)	—	—	(260,760)
Net change in unrealized appreciation/depreciation[2]	5,250	111,464	158,639	77,732	1,749	354,834
Purchases	—	7,010	1,535,135	—	—	1,542,145
Sales	—	—	(3,662,378)	—	—	(3,662,378)
Transfers in3	—	350,000	2,535,902	94,725	—	2,980,627
Transfers out[3]	(22,750)	(450,471)	(2,294,463)	—	—	(2,767,684)

Balance, as of September 30, 2010	—	$922,502	$2,606,965	$294,415	$(1,013)	$3,822,869

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $(10,162).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 9

BlackRock International Value V.I. Fund
Schedule of Investments September 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 5.9%
National Australia Bank Ltd.	186,779	$4,576,673
Newcrest Mining Ltd.	74,614	2,855,625
Suncorp-Metway Ltd.	338,353	2,947,662

		10,379,960

Brazil – 2.9%
Cyrela Brazil Realty SA	131,026	1,848,458
Itau Unibanco Holdings SA – ADR	137,533	3,325,548

		5,174,006

China – 2.7%
China Citic Bank	3,518,000	2,231,081
China Mobile Ltd.	243,000	2,485,872

		4,716,953

Denmark – 1.8%
Carlsberg A/S	29,645	3,084,476

Finland – 1.8%
KCI Konecranes Oyj	82,715	3,096,375

France – 7.5%
European Aeronautic Defense and Space Co.	109,687	2,737,190
Sanofi-Aventis	55,505	3,694,733
Societe Generale SA	45,751	2,645,454
Total SA	79,047	4,084,426

		13,161,803

Germany – 11.6%
Bayer AG	63,691	4,439,267
Bilfinger Berger AG	52,469	3,615,509
DaimlerChrysler AG	60,034	3,799,323
Deutsche Post AG	90,635	1,643,460
Deutsche Telekom AG	313,771	4,293,138
HeidelbergCement AG	51,614	2,485,964

		20,276,661

Israel – 1.8%
Teva Pharmaceutical Industries Ltd. – ADR	58,898	3,106,870

Japan – 18.8%
Fuji Photo Film Co., Ltd.	95,600	3,174,519
Hitachi Ltd.	841,000	3,681,135
Mitsubishi Corp.	154,600	3,673,159
Mitsubishi Heavy Industries Ltd.	812,000	2,998,579
Mitsubishi UFJ Financial Group, Inc.	565,500	2,625,559
Mitsui Chemicals, Inc.	802,000	2,165,441
Nippon Telegraph & Telephone Corp.	77,200	3,381,531
Nissan Motor Co., Ltd.	476,700	4,174,659
Sony Corp.	110,500	3,411,316
Sumitomo Corp.	287,700	3,709,928

		32,995,826

Mexico – 1.5%
America Movil, SA de CV – ADR	49,076	2,617,223

Netherlands – 1.5%
Koninklijke Ahold NV	200,545	2,706,716

South Korea – 1.4%
Samsung Electronics Co., Ltd.	3,686	2,510,199

Spain – 8.1%
Banco Santander SA	357,710	4,540,147
Repsol YPF SA	148,707	3,833,555
Telefonica SA	233,381	5,792,777

		14,166,479

Switzerland – 4.9%
Credit Suisse Group AG	58,904	2,509,502
Novartis AG, Registered Shares	106,623	6,136,997

		8,646,499

Taiwan – 2.2%
Quanta Computer, Inc.	905,000	1,468,103
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	231,254	2,344,916

		3,813,019

United Kingdom – 22.3%
Aviva Plc	507,832	3,183,334
BHP Billiton Plc	138,557	4,418,920
British American Tobacco Plc	123,504	4,612,347
Centrica Plc	879,609	4,471,672
Ladbrokes Plc	1,156,268	2,437,536
Lloyds TSB Group Plc (a)	2,952,898	3,425,823
Royal Dutch Shell Plc, Class B	208,914	6,103,510
Tesco Plc	664,068	4,429,730
United Business Media Ltd.	358,336	3,547,156
Xstrata Plc	132,690	2,541,715

		39,171,743

Total Common Stocks – 96.7%		169,624,808

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

BlackRock International Value V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Structured Notes	Shares	Value

India – 2.1%
Deutsche Bank AG (Axis Bank), due 8/17/17	65,240	$2,213,730
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14	145,318	529,132
UBS AG (Glenmark Pharmaceuticals Ltd.), due 12/18/12	141,580	943,815

Total Structured Notes – 2.1%		3,686,677

Total Long-Term Investments (Cost – $156,596,439) – 98.8%		173,311,485

		Par
Time Deposits		(000)

Denmark – 0.0%
Brown Brothers Harriman & Co., 0.05%, 10/01/10	DKK	19	3,477

Euro – 0.0%
Brown Brothers Harriman & Co., 0.10%, 10/01/10	EUR	4	5,876

Hong Kong – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/10	HKD	310	39,918

United Kingdom – 0.1%
Brown Brothers Harriman & Co., 0.06%, 10/01/10	GBP	81	128,289

Total Time Deposits (Cost – $177,560) – 0.1%			177,560

Total Investments (Cost – $156,773,999*) – 98.9%			173,489,045
Other Assets Less Liabilities – 1.1%			1,854,462

Net Assets – 100.0%			$175,343,507

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$159,327,013

Gross unrealized appreciation	$18,945,582
Gross unrealized depreciation	(4,783,550)

Net unrealized appreciation	$14,162,032

(a)	Non-income producing security.
•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at		at
	December 31,	Net	September
Affiliate	2009	Activity	30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,092,060	(3,092,060)	—	$2,077

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

BlackRock International Value V.I. Fund
Schedule of Investments (continued)
•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency	Currency			Settlement	Unrealized
Purchased	Sold		Counterparty	Date	Appreciation

USD 813,987	CHF	794,435	State Street Global Markets	10/01/10	$5,525

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi — annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Investments in Securities:
Australia	—	$10,379,960	—	$10,379,960
Brazil	$5,174,006	—	—	5,174,006
China	—	4,716,953	—	4,716,953
Denmark	—	3,084,476	—	3,084,476
Finland	—	3,096,375	—	3,096,375
France	—	13,161,803	—	13,161,803
Germany	—	20,276,661	—	20,276,661
Israel	3,106,870	—	—	3,106,870
Japan	—	32,995,826	—	32,995,826
Mexico	2,617,223	—	—	2,617,223
Netherlands	—	2,706,716	—	2,706,716
South Korea	—	2,510,199	—	2,510,199
Spain	—	14,166,479	—	14,166,479
Switzerland	—	8,646,499	—	8,646,499
Taiwan	2,344,916	1,468,103	—	3,813,019
United Kingdom	—	39,171,743	—	39,171,743
Structured Notes:
India	943,815	—	$2,742,862	3,686,677
Short-Term Securities:
Time Deposits	—	177,560	—	177,560

Total	$14,186,830	$156,559,353	$2,742,862	$173,489,045

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

BlackRock International Value V.I. Fund
Schedule of Investments (concluded)

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$5,525	—	$5,525

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets	Structured Notes

Balance, as of December 31, 2009	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	—
Purchases	—
Sales	—
Transfers in3	$2,742,862
Transfers out[3]	—

Balance, as of September 30, 2010	$2,742,862

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $0.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.1%
Honeywell International, Inc.	77,000	$3,383,380
L-3 Communications Holdings, Inc.	25,000	1,806,750
Raytheon Co.	67,000	3,062,570

		8,252,700

Airlines — 1.1%
Southwest Airlines Co.	234,000	3,058,380

Automobiles — 2.1%
Ford Motor Co. (a)	229,000	2,802,960
Harley-Davidson, Inc. (b)	98,000	2,787,120

		5,590,080

Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	79,000	2,806,080

Biotechnology — 1.4%
Amgen, Inc. (a)	69,000	3,802,590

Chemicals — 1.4%
Cytec Industries, Inc.	48,000	2,706,240
Lubrizol Corp.	10,000	1,059,700

		3,765,940

Commercial Banks — 2.2%
Fifth Third Bancorp	236,000	2,839,080
Regions Financial Corp.	411,000	2,987,970
Wells Fargo & Co.	5,000	125,650

		5,952,700

Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	125,000	2,120,000

Communications Equipment — 2.3%
Cisco Systems, Inc. (a)	7,000	153,300
Motorola, Inc. (a)	388,000	3,309,640
Tellabs, Inc.	363,000	2,704,350

		6,167,290

Computers & Peripherals — 5.6%
Apple, Inc. (a)	11,000	3,121,250
Dell, Inc. (a)	250,000	3,240,000
SanDisk Corp. (a)	80,000	2,932,000
Seagate Technology (a)	249,000	2,933,220
Western Digital Corp. (a)	100,000	2,839,000

		15,065,470

Construction & Engineering — 2.5%
Chicago Bridge & Iron Co. NV (a)	113,000	2,762,850
Shaw Group, Inc. (a)	72,000	2,416,320
URS Corp. (a)	38,000	1,443,240

		6,622,410

Consumer Finance — 1.0%
Capital One Financial Corp.	68,000	2,689,400

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	90,000	2,579,400

Diversified Consumer Services — 1.1%
ITT Educational Services, Inc. (a)	41,000	2,881,070

Diversified Financial Services — 2.3%
Bank of America Corp.	44,000	576,840
Citigroup, Inc. (a)	1,127,000	4,395,300
JPMorgan Chase & Co.	27,000	1,027,890

		6,000,030

Diversified Telecommunication Services — 1.6%
AT&T Inc.	41,000	1,172,600
Qwest Communications International, Inc.	507,000	3,178,890

		4,351,490

Electric Utilities — 1.0%
Edison International	80,000	2,751,200

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	186,000	3,400,080

Energy Equipment & Services — 1.9%
Nabors Industries Ltd. (a)	130,000	2,347,800
Rowan Cos., Inc. (a)	93,000	2,823,480

		5,171,280

Food & Staples Retailing — 1.0%
Safeway, Inc.	127,000	2,687,320

Food Products — 1.3%
Flowers Foods, Inc.	41,000	1,018,440
The Hershey Co.	21,000	999,390
Tyson Foods, Inc., Class A	93,000	1,489,860

		3,507,690

Health Care Providers & Services — 10.0%
Aetna, Inc.	102,000	3,224,220
AmerisourceBergen Corp.	92,000	2,820,720
Cardinal Health, Inc.	90,000	2,973,600
Health Management Associates, Inc., Class A (a)	281,000	2,152,460
Humana, Inc. (a)	54,000	2,712,960
Lincare Holdings, Inc.	84,000	2,107,560
McKesson Corp.	20,000	1,235,600
Tenet Healthcare Corp. (a)	569,000	2,685,680
UnitedHealth Group, Inc.	105,000	3,686,550
WellPoint, Inc. (a)	56,000	3,171,840

		26,771,190

Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	68,000	1,739,440

Household Durables — 0.9%
Whirlpool Corp.	28,000	2,266,880

Household Products — 0.6%
The Procter & Gamble Co.	25,000	1,499,250

IT Services — 2.5%
Amdocs Ltd. (a)	91,000	2,608,060
Hewitt Associates, Inc., Class A (a)	55,000	2,773,650
International Business Machines Corp.	9,000	1,207,260

		6,588,970

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp. (a)	106,000	1,319,700
NRG Energy, Inc. (a)	93,000	1,936,260

		3,255,960

Industrial Conglomerates — 2.1%
General Electric Co.	166,000	2,697,500

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Conglomerates (concluded)
Textron, Inc.	142,000	$2,919,520

		5,617,020

Insurance — 1.8%
Berkshire Hathaway, Inc. (a)	9,000	744,120
Genworth Financial, Inc., Class A (a)	198,000	2,419,560
UnumProvident Corp.	78,000	1,727,700

		4,891,380

Internet & Catalog Retail — 1.0%
Expedia, Inc.	95,000	2,679,950

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	1,000	525,790

Life Sciences Tools & Services — 1.0%
Pharmaceutical Product Development, Inc.	104,000	2,578,160

Machinery — 0.7%
Timken Co.	34,000	1,304,240
Trinity Industries, Inc.	28,000	623,560

		1,927,800

Media — 4.5%
CBS Corp., Class B	170,000	2,696,200
Comcast Corp., Class A	211,000	3,814,880
Interpublic Group of Cos., Inc. (a)	215,000	2,156,450
News Corp., Class A	256,000	3,343,360

		12,010,890

Metals & Mining — 0.9%
Titanium Metals Corp. (a)	118,000	2,355,280

Multiline Retail — 3.3%
Big Lots, Inc. (a)	75,000	2,493,750
Macy’s, Inc.	128,000	2,955,520
Target Corp.	64,000	3,420,160

		8,869,430

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	13,000	1,053,650
Cimarex Energy Co.	36,000	2,382,480
Exxon Mobil Corp.	75,000	4,634,250
Marathon Oil Corp.	99,000	3,276,900
Mariner Energy, Inc. (a)	109,000	2,641,070
Sunoco, Inc.	80,000	2,920,000
Whiting Petroleum Corp. (a)	6,000	573,060
Williams Cos., Inc.	155,000	2,962,050

		20,443,460

Paper & Forest Products — 1.3%
International Paper Co.	130,000	2,827,500
Weyerhaeuser Co.	45,000	709,200

		3,536,700

Personal Products — 1.0%
NBTY, Inc. (a)	50,000	2,749,000

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	106,000	2,873,660
Eli Lilly & Co.	96,000	3,506,880
Endo Pharmaceuticals Holdings, Inc. (a)	90,000	2,991,600
Forest Laboratories, Inc. (a)	92,000	2,845,560
Johnson & Johnson	20,000	1,239,200
Pfizer, Inc.	30,000	515,100

		13,972,000

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. (a)	400,000	2,844,000
Altera Corp.	107,000	3,227,120
Applied Materials, Inc.	103,000	1,203,040
Intel Corp.	264,000	5,076,720
National Semiconductor Corp.	185,000	2,362,450

		14,713,330

Software — 3.6%
CA, Inc.	141,000	2,977,920
Microsoft Corp.	276,000	6,759,240

		9,737,160

Specialty Retail — 5.9%
Advance Auto Parts, Inc.	24,000	1,408,320
GameStop Corp., Class A (a)	144,000	2,838,240
The Gap, Inc.	149,000	2,777,360
Limited Brands, Inc.	107,000	2,865,460
Ross Stores, Inc.	50,000	2,731,000
TJX Cos., Inc.	72,000	3,213,360

		15,833,740

Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp. (a)	659,000	3,051,170

Total Long-Term Investments (Cost – $253,225,613) – 99.8%		266,836,550

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23%, 12/31/99 (c)(d)	372,464	372,464

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$2,175,000	2,175,000

Total Short-Term Securities (Cost – $2,547,464) – 1.0%		2,547,464

Total Investments (Cost – $255,773,077*) – 100.8%		269,384,014

Liabilities in Excess of Other Assets – (0.8)%		(2,102,285)

Net Assets – 100.0%		$267,281,729

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$263,642,928

Gross unrealized appreciation	$18,500,621
Gross unrealized depreciation	(12,759,535)

Net unrealized appreciation	$5,741,086

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
	December 31,		September 30,
Affiliate	2009	Net Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	570,264	(197,800)	372,464	$816
BlackRock Liquidity Series, LLC Money Market Series	$11,419,200	$(9,244,200)	$2,175,000	$4,785

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	$266,836,550	—	—	$266,836,550
Short Term Securities	372,464	$2,175,000	—	2,547,464

Total	$267,209,014	$2,175,000	—	$269,384,014

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

BlackRock Large Cap Growth V.I. Fund
Schedule of Investments September 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.8%
L-3 Communications Holdings, Inc.	17,000	$1,228,590
Raytheon Co.	28,000	1,279,880

		2,508,470

Airlines — 1.1%
Southwest Airlines Co.	121,000	1,581,470

Auto Components — 1.2%
The Goodyear Tire & Rubber Co. (a)	160,000	1,720,000

Automobiles — 2.8%
Ford Motor Co. (a)	193,000	2,362,320
Harley-Davidson, Inc.	54,000	1,535,760

		3,898,080

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	40,000	1,420,800

Biotechnology — 1.2%
Amylin Pharmaceuticals, Inc. (a)	83,000	1,730,550

Building Products — 1.1%
Owens Corning, Inc. (a)	57,000	1,460,910

Chemicals — 2.0%
Albemarle Corp.	29,000	1,357,490
Nalco Holding Co.	57,000	1,436,970

		2,794,460

Commercial Services & Supplies — 3.2%
Avery Dennison Corp.	39,000	1,447,680
Covanta Holding Corp.	78,000	1,228,500
Iron Mountain, Inc.	79,000	1,764,860

		4,441,040

Communications Equipment — 0.2%
Cisco Systems, Inc. (a)	11,000	240,900

Computers & Peripherals — 7.7%
Apple, Inc. (a)	14,000	3,972,500
Dell, Inc. (a)	154,000	1,995,840
SanDisk Corp. (a)	44,000	1,612,600
Seagate Technology (a)	133,000	1,566,740
Western Digital Corp. (a)	55,000	1,561,450

		10,709,130

Construction & Engineering — 1.6%
KBR, Inc.	40,000	985,600
URS Corp. (a)	31,000	1,177,380

		2,162,980

Consumer Finance — 0.9%
Capital One Financial Corp.	32,000	1,265,600

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	52,000	1,490,320

Diversified Consumer Services — 1.2%
ITT Educational Services, Inc. (a)	23,000	1,616,210

Diversified Telecommunication Services — 0.9%
Frontier Communications Corp.	151,000	1,233,670

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	88,000	1,608,640

Energy Equipment & Services — 2.1%
Nabors Industries Ltd. (a)	83,000	1,498,980
Rowan Cos., Inc. (a)	48,000	1,457,280

		2,956,260

Food Products — 1.3%
The Hershey Co.	37,000	1,760,830

Health Care Equipment & Supplies — 0.7%
Teleflex, Inc.	16,000	908,480

Health Care Providers & Services — 11.3%
Aetna, Inc.	47,000	1,485,670
AmerisourceBergen Corp.	51,000	1,563,660
Cardinal Health, Inc.	47,000	1,552,880
Community Health Systems, Inc. (a)	38,000	1,176,860
Health Management Associates, Inc., Class A (a)	170,000	1,302,200
Humana, Inc. (a)	25,000	1,256,000
Lincare Holdings, Inc.	63,000	1,580,670
McKesson Corp.	24,000	1,482,720
Tenet Healthcare Corp. (a)	330,000	1,557,600
UnitedHealth Group, Inc.	42,000	1,474,620
WellPoint, Inc. (a)	24,000	1,359,360

		15,792,240

Hotels, Restaurants & Leisure — 1.1%
Wyndham Worldwide Corp.	55,000	1,510,850

IT Services — 6.0%
Amdocs Ltd. (a)	59,000	1,690,940
Gartner, Inc., Class A (a)	59,000	1,736,960
Hewitt Associates, Inc., Class A (a)	35,000	1,765,050
International Business Machines Corp.	11,000	1,475,540
The Western Union Co.	98,000	1,731,660

		8,400,150

Independent Power Producers & Energy Traders — 2.3%
Calpine Corp. (a)	138,000	1,718,100
Mirant Corp. (a)	64,000	637,440
NRG Energy, Inc. (a)	41,000	853,620

		3,209,160

Industrial Conglomerates — 1.2%
Textron, Inc.	84,000	1,727,040

Internet & Catalog Retail — 1.0%
Expedia, Inc.	49,000	1,382,290

Internet Software & Services — 0.4%
Google, Inc., Class A (a)	1,000	525,790

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

BlackRock Large Cap Growth V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services — 1.2%
Pharmaceutical Product Development, Inc.	70,000	$1,735,300

Machinery — 2.3%
CNH Global NV	36,000	1,319,040
Oshkosh Corp. (a)	13,000	357,500
Toro Co.	26,000	1,461,980

		3,138,520

Media — 5.6%
CBS Corp., Class B	94,000	1,490,840
DIRECTV, Class A (a)	56,000	2,331,280
Interpublic Group of Cos., Inc. (a)	143,000	1,434,290
John Wiley & Sons, Inc., Class A	28,000	1,144,080
News Corp., Class A	112,000	1,462,720

		7,863,210

Metals & Mining — 0.9%
Titanium Metals Corp. (a)	66,000	1,317,360

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	87,000	1,367,640

Multiline Retail — 6.0%
Big Lots, Inc. (a)	44,000	1,463,000
Dollar Tree, Inc. (a)	37,000	1,804,120
Family Dollar Stores, Inc.	29,000	1,280,640
Macy’s, Inc.	67,000	1,547,030
Target Corp.	43,000	2,297,920

		8,392,710

Office Electronics — 0.8%
Zebra Technologies Corp., Class A (a)	34,000	1,143,760

Oil, Gas & Consumable Fuels — 9.0%
Exxon Mobil Corp.	76,000	4,696,040
Marathon Oil Corp.	48,000	1,588,800
Mariner Energy, Inc. (a)	68,000	1,647,640
SM Energy Co.	35,000	1,311,100
Teekay Corp.	49,000	1,309,770
Whiting Petroleum Corp. (a)	15,000	1,432,650
Williams Cos., Inc.	32,000	611,520

		12,597,520

Paper & Forest Products — 1.1%
International Paper Co.	70,000	1,522,500

Pharmaceuticals — 6.3%
Abbott Laboratories	70,000	3,656,800
Bristol-Myers Squibb Co.	50,000	1,355,500
Eli Lilly & Co.	44,000	1,607,320
Endo Pharmaceuticals Holdings, Inc. (a)	11,000	365,640
Mylan, Inc.	95,000	1,786,950

		8,772,210

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. (a)	209,000	1,485,990
Altera Corp.	62,000	1,869,920
Atmel Corp. (a)	60,000	477,600
Intel Corp.	166,000	3,192,180
National Semiconductor Corp.	116,000	1,481,320

		8,507,010

Software — 7.0%
CA, Inc.	75,000	1,584,000
Cadence Design Systems, Inc. (a)	224,000	1,709,120
Microsoft Corp.	196,000	4,800,040
Symantec Corp. (a)	108,000	1,638,360

		9,731,520

Specialty Retail — 9.7%
Advance Auto Parts, Inc.	26,000	1,525,680
Aéropostale, Inc. (a)	61,000	1,418,250
Dick’s Sporting Goods, Inc. (a)	26,000	729,040
The Gap, Inc.	86,000	1,603,040
Limited Brands, Inc.	67,000	1,794,260
PetSmart, Inc.	42,000	1,470,000
Ross Stores, Inc.	28,000	1,529,360
TJX Cos., Inc.	44,000	1,963,720
Williams-Sonoma, Inc.	46,000	1,458,200

		13,491,550

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	8,000	314,320

Wireless Telecommunication Services — 2.3%
MetroPCS Communications, Inc. (a)	161,000	1,684,060
NII Holdings, Inc. (a)	36,000	1,479,600

		3,163,660

Total Investments (Cost — $154,293,602*) — 117.1%		163,115,110
Liabilities in Excess of Other Assets — (17.1)%		(23,827,709)

Net Assets — 100.0%		$139,287,401

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$156,523,763

Gross unrealized appreciation	$12,142,386
Gross unrealized depreciation	(5,551,039)

Net unrealized appreciation	$6,591,347

(a)	Non-income producing security.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund
•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
	December 31,	Net	September 30,
Affiliate	2009	Activity	2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	562,772	(562,772)	—	$48
BlackRock Liquidity Series,LLC Money Market Series	5,335,230	(5,335,230)	—	$4,765

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$163,115,110	—	—	$163,115,110

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.2%
L-3 Communications Holdings, Inc.	19,000	$1,373,130
Raytheon Co.	35,000	1,599,850

		2,972,980

Airlines — 1.0%
Southwest Airlines Co.	106,000	1,385,420

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	38,000	1,349,760
Chemicals — 2.5%
Ashland, Inc.	26,000	1,268,020
Cytec Industries, Inc.	17,000	958,460
Lubrizol Corp.	12,000	1,271,640

		3,498,120

Commercial Banks — 4.2%
CapitalSource, Inc.	87,000	464,580
Fifth Third Bancorp	119,000	1,431,570
KeyCorp	171,000	1,361,160
Regions Financial Corp.	195,000	1,417,650
SunTrust Banks, Inc.	42,000	1,084,860
Wells Fargo & Co.	3,000	75,390

		5,835,210

Commercial Services & Supplies — 1.2%
Avery Dennison Corp.	16,000	593,920
R.R. Donnelley & Sons Co.	66,000	1,119,360

		1,713,280

Computers & Peripherals — 2.0%
Lexmark International, Inc., Class A (a)	6,000	267,720
Seagate Technology (a)	104,000	1,225,120
Western Digital Corp. (a)	46,000	1,305,940

		2,798,780

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV (a)	15,000	366,750

Consumer Finance — 2.3%
AmeriCredit Corp. (a)	9,000	220,140
Capital One Financial Corp.	41,000	1,621,550
SLM Corp. (a)	113,000	1,305,150

		3,146,840

Diversified Financial Services — 4.8%
Bank of America Corp.	229,000	3,002,190
Citigroup, Inc. (a)	748,000	2,917,200
JPMorgan Chase & Co.	19,000	723,330

		6,642,720

Diversified Telecommunication Services — 3.9%
AT&T Inc.	42,000	1,201,200
Frontier Communications Corp.	162,000	1,323,540
Qwest Communications International, Inc.	230,000	1,442,100
Verizon Communications, Inc.	44,000	1,433,960

		5,400,800

Electric Utilities — 1.1%
Edison International	42,000	1,444,380

Electrical Equipment — 1.0%
Thomas & Betts Corp. (a)	33,000	1,353,660

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	94,000	1,718,320

Energy Equipment & Services — 0.9%
Nabors Industries Ltd. (a)	69,000	1,246,140

Food & Staples Retailing — 1.6%
SUPERVALU, Inc.	73,000	841,690
Safeway, Inc.	66,000	1,396,560

		2,238,250

Food Products — 2.8%
ConAgra Foods, Inc.	64,000	1,404,160
Corn Products International, Inc.	28,000	1,050,000
Tyson Foods, Inc., Class A	91,000	1,457,820

		3,911,980

Health Care Providers & Services — 7.9%
Aetna, Inc.	48,000	1,517,280
Cardinal Health, Inc.	42,000	1,387,680
Community Health Systems, Inc. (a)	32,000	991,040
Coventry Health Care, Inc. (a)	22,000	473,660
Health Net, Inc. (a)	47,000	1,277,930
Humana, Inc. (a)	30,000	1,507,200
UnitedHealth Group, Inc.	58,000	2,036,380
WellPoint, Inc. (a)	30,000	1,699,200

		10,890,370

Hotels, Restaurants & Leisure — 1.0%
Wyndham Worldwide Corp.	48,000	1,318,560

Household Durables — 0.9%
Whirlpool Corp.	15,000	1,214,400

Household Products — 0.7%
The Procter & Gamble Co.	16,000	959,520

IT Services — 0.9%
Amdocs Ltd. (a)	45,000	1,289,700

Independent Power Producers & Energy Traders — 2.3%
Calpine Corp. (a)	31,000	385,950
Constellation Energy Group, Inc.	8,000	257,920
Mirant Corp. (a)	133,000	1,324,680
NRG Energy, Inc. (a)	55,000	1,145,100

		3,113,650

Industrial Conglomerates — 2.9%
General Electric Co.	244,000	3,965,000

Insurance — 5.0%
American Financial Group, Inc.	40,000	1,223,200
Assurant, Inc.	32,000	1,302,400
Berkshire Hathaway, Inc. (a)	6,000	496,080
Genworth Financial, Inc., Class A (a)	101,000	1,234,220
UnumProvident Corp.	62,000	1,373,300
XL Group Plc	56,000	1,212,960

		6,842,160

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery — 0.7%
Timken Co.	26,000	$997,360

Media — 4.1%
CBS Corp., Class B	89,000	1,411,540
DISH Network Corp.	67,000	1,283,720
Gannett Co., Inc.	98,000	1,198,540
News Corp., Class A	130,000	1,697,800

		5,591,600

Multi-Utilities — 1.9%
Integrys Energy Group, Inc.	25,000	1,301,500
NiSource, Inc.	75,000	1,305,000

		2,606,500

Multiline Retail — 1.0%
Macy’s, Inc.	60,000	1,385,400

Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	11,000	891,550
Cimarex Energy Co.	18,000	1,191,240
Marathon Oil Corp.	48,000	1,588,800
Mariner Energy, Inc. (a)	52,000	1,259,960
Southern Union Co.	38,000	914,280
Sunoco, Inc.	36,000	1,314,000
Valero Energy Corp.	82,000	1,435,820
Williams Cos., Inc.	71,000	1,356,810

		9,952,460

Paper & Forest Products — 2.8%
Domtar Corp.	20,000	1,291,600
International Paper Co.	59,000	1,283,250
MeadWestvaco Corp.	53,000	1,292,140

		3,866,990

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	52,000	1,409,720
Eli Lilly & Co.	50,000	1,826,500
Endo Pharmaceuticals Holdings, Inc. (a)	40,000	1,329,600
Forest Laboratories, Inc. (a)	45,000	1,391,850
Johnson & Johnson	11,000	681,560
King Pharmaceuticals, Inc. (a)	130,000	1,294,800
Pfizer, Inc.	30,000	515,100

		8,449,130

Road & Rail — 0.5%
Ryder System, Inc.	15,000	641,550

Semiconductors & Semiconductor Equipment — 2.6%
Fairchild Semiconductor International, Inc. (a)	44,000	413,600
Intel Corp.	100,000	1,923,000
National Semiconductor Corp.	102,000	1,302,540

		3,639,140

Software — 0.9%
CA, Inc.	59,000	1,246,080

Specialty Retail — 3.6%
GameStop Corp., Class A (a)	65,000	1,281,150
The Gap, Inc.	66,000	1,230,240
Limited Brands, Inc.	44,000	1,178,320
Specialty Retail (concluded)
Signet Jewelers Ltd. (a)	40,000	1,269,600

		4,959,310

Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp. (a)	326,000	1,509,380

Total Investments (Cost — $113,561,205*) - 88.1%		121,461,650
Other Assets Less Liabilities - 11.9%		16,402,528

Net Assets - 100.0%		$137,864,178

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$119,060,813

Gross unrealized appreciation	$10,027,848
Gross unrealized depreciation	(7,627,011)

Net unrealized appreciation	$2,400,837

(a)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

			Beneficial Interest
	Beneficial Interest Held at		Held at
	December 31,	Net	September 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity Series, LLC Money Market Series	$1,365,000	(1,365,000)	—	$1,510

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$121,461,650	—	—	$121,461,650

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Certificates of Deposit
Domestic — 1.8%
State Street Bank & Trust Co.:
0.39%, 10/12/10	$3,000	$3,000,000
0.39%, 2/10/11	1,500	1,500,000

Total Certificates of Deposit — 1.8%		4,500,000

Commercial Paper (a)

Amstel Funding Corp., 0.36%, 10/07/10	8,000	7,999,520
Amsterdam Funding Corp., 0.31%, 1/06/11	3,000	2,997,494
Antalis U.S. Funding Corp.:
0.31%, 10/08/10	4,000	3,999,759
0.39%, 11/17/10	6,000	5,996,945
Argento Variable Funding Co. LLC, 0.41%, 11/02/10	5,000	4,998,178
BNP Paribas Finance Inc., 0.42%, 3/01/11	5,000	4,991,192
CAFCO LLC:
0.49%, 10/14/10	3,000	2,999,469
0.37%, 11/02/10	4,000	3,998,684
CRC Funding LLC, 0.35%, 2/03/11	5,000	4,993,924
Cancara Asset Securitization LLC:
0.47%, 10/20/10	7,000	6,998,264
0.38%, 11/03/10	1,500	1,499,478
Ciesco, LLC, 0.35% - 0.45%, 1/14/11	8,000	7,990,958
DANSKE Corp., 0.38%, 11/12/10	3,000	2,998,670
Fairway Finance Co., LLC, 0.31%, 1/06/11	2,000	1,998,329
MetLife Short Term Funding LLC, 0.31%, 1/21/11	2,000	1,998,071
Mont Blanc Capital Corp., 0.25%, 10/04/10	2,575	2,574,946
Nieuw Amsterdam Receivables Corp., 0.27%, 10/05/10	3,300	3,299,901
Romulus Funding Corp.:
0.42%, 10/01/10	3,000	3,000,000
0.38%, 10/13/10	8,000	7,998,987
Scaldis Capital LLC, 0.43%, 10/27/10	10,000	9,996,895
Societe Generale North America Inc., 0.52%, 10/15/10	5,000	4,998,989
Starbird Funding Corp., 0.47%, 10/18/10	900	899,800
State Street Corp., 0.31%, 2/22/11	2,500	2,496,900
Straight-A Funding, LLC, 0.37%, 10/01/10	2,000	2,000,000
Sydney Capital Corp.:
0.57%, 10/26/10	7,000	6,997,229
0.45%, 12/16/10	2,500	2,497,625

Total Commercial Paper — 45.3%		113,220,207

Corporate Notes
JPMorgan Chase & Co., 0.49%, 5/16/11 (b)	4,950	4,949,855

Total Corporate Notes — 2.0%		4,949,855

Municipal Bonds (c)

California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.26%, 10/07/10	2,500	2,500,000
California State Department of Water Resources, RB, VRDN, Series C-9 (Citibank NA LOC), 0.23%, 10/07/10	3,300	3,300,000
City of Charlotte North Carolina, COP, Refunding, VRDN, NASCAR, Series D (Bank of America NA LOC), 0.27%, 10/07/10	7,800	7,800,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (State Street Bank & Co. SBPA), 0.30%, 10/07/10	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.23%, 10/07/10	2,245	2,245,000
New York State HFA, RB, VRDN:
10 Barclay Street, Series A (Fannie Mae), 0.25%, 10/07/10	5,000	5,000,000
Biltmore Tower Housing, Series A, AMT (Fannie Mae), 0.26%, 10/07/10	3,000	3,000,000
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
	(000)	Value

Municipal Bonds (c) (concluded)
New York State HFA, RB, VRDN (concluded) :
Victory Housing, Series 2001, Series A, AMT (Freddie Mac), 0.26%, 10/07/10	$5,000	$5,000,000

Total Municipal Bonds — 12.7%		31,845,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.29%, 11/10/10 (a)	1,700	1,699,452
Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	2,500	2,499,092
0.29%, 9/17/12	1,000	999,603
Federal Home Loan Bank Variable Rate Notes (b):
0.48%, 10/08/10	2,000	1,999,988
0.47%, 10/06/11	3,000	2,998,764
Freddie Mac Discount Notes, 0.18%, 12/06/10 (a)	1,000	999,670
Freddie Mac Variable Rate Notes (b):
0.27%, 12/30/10	15,000	15,002,184
0.33%, 2/14/11	2,400	2,399,904
0.32%, 5/05/11	4,000	3,999,286
0.21%, 12/29/11	3,500	3,497,802
0.22%, 2/16/12	5,000	4,997,223
0.23%, 4/03/12	4,000	3,997,554

Total U.S. Government Sponsored Agency Obligations — 18.1%		45,090,522

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.22%, 10/21/10	5,000	4,999,382
0.24%, 10/28/10	7,000	6,998,761
0.22%, 11/12/10	2,000	1,999,487
0.32%, 11/18/10	5,000	4,997,900
0.21%, 11/26/10	1,700	1,699,439
0.20%, 1/27/11	3,000	2,998,033
0.19%, 2/24/11	3,000	2,997,719
0.20%, 3/17/11	2,500	2,497,739
U.S. Treasury Notes:
0.88%, 1/31/11	3,000	3,006,235
0.88%, 2/28/11	4,750	4,762,031
4.50%, 2/28/11	3,000	3,052,812
0.88%, 3/31/11	3,500	3,510,965
4.88%, 5/31/11	2,500	2,576,617
1.13%, 6/30/11	1,250	1,257,987

Total U.S. Treasury Obligations — 19.0%		47,355,107

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.24%, 10/01/10 (Purchased on 9/29/10 to be repurchased at $4,802,064, collateralized by Fannie Mae, 0.85% due 8/17/12, par and fair value of $4,887,000 and $4,898,070, respectively)	4,802	4,802,000

Total Repurchase Agreements — 1.9%		4,802,000

Total Investments (Cost — $251,762,691*) — 100.8%		251,762,691
Liabilities in Excess of Other Assets — (0.8)%		(1,969,570)

Net Assets — 100.0%		$249,793,121

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$251,762,691	—	$251,762,691

[1]	See above Schedule of Investments for values in each security type.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co.	10,667	$709,782
General Dynamics Corp.	5,510	346,083
Goodrich Corp.	1,801	132,788
Honeywell International, Inc.	11,208	492,479
ITT Corp.	2,698	126,347
L-3 Communications Holdings, Inc.	1,644	118,812
Lockheed Martin Corp.	4,345	309,712
Northrop Grumman Corp.	4,255	257,981
Precision Castparts Corp.	2,078	264,633
Raytheon Co.	5,410	247,291
Rockwell Collins, Inc.	2,293	133,567
United Technologies Corp.	13,494	961,178

		4,100,653

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	2,430	169,906
Expeditors International Washington, Inc.	3,055	141,233
FedEx Corp.	4,559	389,794
United Parcel Service, Inc., Class B	14,416	961,403

		1,662,336

Airlines — 0.1%
Southwest Airlines Co.	10,861	141,953

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	3,634	39,066
Johnson Controls, Inc.	9,793	298,686

		337,752

Automobiles — 0.5%
Ford Motor Co. (a)(b)	50,155	613,897
Harley-Davidson, Inc.	3,374	95,957

		709,854

Beverages — 2.7%
Brown-Forman Corp., Class B	1,486	91,597
The Coca-Cola Co.	33,569	1,964,458
Coca-Cola Enterprises, Inc.	4,858	150,598
Constellation Brands, Inc., Class A (a)	2,494	44,119
Dr. Pepper Snapple Group, Inc.	3,433	121,940
Molson Coors Brewing Co., Class B	2,267	107,048
PepsiCo, Inc.	23,165	1,539,082

		4,018,842

Biotechnology — 1.4%
Amgen, Inc. (a)	13,959	769,280
Biogen Idec, Inc. (a)	3,505	196,701
Celgene Corp. (a)	6,697	385,814
Cephalon, Inc. (a)	1,083	67,623
Genzyme Corp. (a)	3,728	263,905
Gilead Sciences, Inc. (a)	12,157	432,911

		2,116,234

Building Products — 0.0%
Masco Corp.	5,113	56,294

Capital Markets — 2.4%
Ameriprise Financial, Inc.	3,621	171,382
The Bank of New York Mellon Corp.	17,694	462,344
The Charles Schwab Corp.	14,520	201,828
E*Trade Financial Corp. (a)	2,922	42,486
Federated Investors, Inc., Class B	1,270	28,905
Franklin Resources, Inc.	2,118	226,414
The Goldman Sachs Group, Inc.	7,502	1,084,639
Invesco Ltd.	6,880	146,062
Janus Capital Group, Inc.	2,812	30,791
Legg Mason, Inc.	2,287	69,319
Morgan Stanley	20,364	502,584
Northern Trust Corp.	3,494	168,551
State Street Corp.	7,289	274,504
T. Rowe Price Group, Inc.	3,699	185,191

		3,595,000

Chemicals — 2.0%
Air Products & Chemicals, Inc.	3,079	255,003
Airgas, Inc.	1,105	75,085
CF Industries Holdings, Inc.	1,049	100,179
The Dow Chemical Co.	16,834	462,262
E.I. du Pont de Nemours & Co.	13,163	587,333
Eastman Chemical Co.	1,033	76,442
Ecolab, Inc.	3,396	172,313
FMC Corp.	1,076	73,609
International Flavors & Fragrances, Inc.	1,131	54,876
Monsanto Co.	7,887	378,024
PPG Industries, Inc.	2,382	173,410
Praxair, Inc.	4,455	402,108
The Sherwin-Williams Co.	1,293	97,156
Sigma-Aldrich Corp.	1,740	105,061

		3,012,861

Commercial Banks — 2.7%
BB&T Corp.	10,017	241,209
Comerica, Inc.	2,527	93,878
Fifth Third Bancorp	11,465	137,924
First Horizon National Corp. (a)	3,486	39,773
Huntington Bancshares, Inc.	10,672	60,510
KeyCorp	12,805	101,928
M&T Bank Corp.	1,259	102,999
Marshall & Ilsley Corp.	7,467	52,568
The PNC Financial Services Group, Inc. (c)	7,616	395,346
Regions Financial Corp.	18,058	131,282
SunTrust Banks, Inc.	7,314	188,921
U.S. Bancorp	27,823	601,533
Wells Fargo & Co.	76,168	1,914,102
Zions Bancorporation	2,570	54,895

		4,116,868

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	1,557	57,796
Cintas Corp.	1,987	54,742
Iron Mountain, Inc.	2,981	66,596
Pitney Bowes, Inc.	3,001	64,161
R.R. Donnelley & Sons Co.	2,912	49,388
Republic Services, Inc., Class A	4,410	134,461
Stericycle, Inc. (a)	1,224	85,043
Waste Management, Inc.	6,903	246,713

		758,900

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.3%
Cisco Systems, Inc. (a)	83,011	$1,817,941
Harris Corp.	1,886	83,531
JDS Uniphase Corp. (a)	3,334	41,308
Juniper Networks, Inc. (a)	7,513	228,020
Motorola, Inc. (a)	33,985	289,892
QUALCOMM, Inc.	23,385	1,055,131
Tellabs, Inc.	5,351	39,865

		3,555,688

Computers & Peripherals — 4.4%
Apple, Inc. (a)	13,293	3,771,889
Dell, Inc. (a)	24,732	320,527
EMC Corp. (a)	29,800	605,238
Hewlett-Packard Co.	33,025	1,389,362
Lexmark International, Inc., Class A (a)	1,107	49,394
NetApp, Inc. (a)	5,215	259,655
QLogic Corp. (a)	1,679	29,617
SanDisk Corp. (a)	3,376	123,730
Western Digital Corp. (a)	3,336	94,709

		6,644,121

Construction & Engineering — 0.2%
Fluor Corp.	2,570	127,292
Jacobs Engineering Group, Inc. (a)	1,869	72,330
Quanta Services, Inc. (a)	3,111	59,358

		258,980

Construction Materials — 0.0%
Vulcan Materials Co.	1,905	70,333

Consumer Finance — 0.7%
American Express Co.	15,263	641,504
Capital One Financial Corp.	6,607	261,307
Discover Financial Services, Inc.	7,953	132,656
SLM Corp. (a)	6,994	80,780

		1,116,247

Containers & Packaging — 0.2%
Ball Corp.	1,343	79,036
Bemis Co.	1,540	48,895
Owens-Illinois, Inc. (a)	2,329	65,352
Pactiv Corp. (a)	2,026	66,817
Sealed Air Corp.	2,255	50,692

		310,792

Distributors — 0.1%
Genuine Parts Co.	2,318	103,360

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	1,876	96,333
DeVry, Inc.	883	43,452
H&R Block, Inc.	4,376	56,669

		196,454

Diversified Financial Services — 4.0%
Bank of America Corp.	145,852	1,912,120
CME Group, Inc.	983	256,022
Citigroup, Inc. (a)	345,866	1,348,877
IntercontinentalExchange, Inc. (a)	1,063	111,317
JPMorgan Chase & Co.	57,716	2,197,248
Leucadia National Corp.	2,929	69,183
Moody’s Corp.	3,006	75,090
The NASDAQ Stock Market, Inc. (a)	2,018	39,210
NYSE Euronext	3,815	108,995

		6,118,062

Diversified Telecommunication Services — 2.9%
AT&T Inc.	85,904	2,456,854
CenturyTel, Inc.	4,424	174,571
Frontier Communications Corp.	14,248	116,406
Qwest Communications International, Inc.	25,468	159,684
Verizon Communications, Inc.	41,072	1,338,537
Windstream Corp.	7,102	87,284

		4,333,336

Electric Utilities — 2.0%
Allegheny Energy, Inc.	2,531	62,060
American Electric Power Co., Inc.	6,933	251,183
Duke Energy Corp.	19,267	341,219
Edison International	4,783	164,487
Entergy Corp.	2,735	209,310
Exelon Corp.	9,640	410,471
FirstEnergy Corp.	4,415	170,154
NextEra Energy, Inc.	6,076	330,474
Northeast Utilities, Inc.	2,596	76,764
PPL Corp.	7,060	192,244
Pepco Holdings, Inc.	3,338	62,087
Pinnacle West Capital Corp.	1,616	66,692
Progress Energy, Inc.	4,289	190,517
The Southern Co.	12,123	451,460

		2,979,122

Electrical Equipment — 0.5%
Emerson Electric Co.	10,956	576,943
Rockwell Automation, Inc.	2,088	128,892
Roper Industries, Inc.	1,347	87,798

		793,633

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	5,067	169,086
Amphenol Corp., Class A	2,558	125,291
Corning, Inc.	22,757	415,998
Flir Systems, Inc. (a)	2,300	59,110
Jabil Circuit, Inc.	2,915	42,005
Molex, Inc.	2,063	43,178

		854,668

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	6,308	268,721
Cameron International Corp. (a)	3,524	151,391
Diamond Offshore Drilling, Inc.	1,035	70,142
FMC Technologies, Inc. (a)	1,724	117,732
Halliburton Co.	13,297	439,732
Helmerich & Payne, Inc.	1,575	63,725
Nabors Industries Ltd. (a)	4,097	73,992
National Oilwell Varco, Inc.	6,060	269,488
Rowan Cos., Inc. (a)	1,618	49,122
Schlumberger Ltd.	19,851	1,223,020

		2,727,065

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	19,708	$620,211
Costco Wholesale Corp.	6,407	413,187
The Kroger Co.	9,271	200,810
SUPERVALU, Inc.	2,952	34,037
SYSCO Corp.	8,508	242,648
Safeway, Inc.	5,479	115,936
Wal-Mart Stores, Inc.	29,123	1,558,663
Walgreen Co.	14,106	472,551
Whole Foods Market, Inc. (a)	2,166	80,380

		3,738,423

Food Products — 1.9%
Archer-Daniels-Midland Co.	9,301	296,888
Campbell Soup Co.	2,856	102,102
ConAgra Foods, Inc.	6,395	140,306
Dean Foods Co. (a)	2,700	27,567
General Mills, Inc.	9,382	342,818
H.J. Heinz Co.	4,633	219,465
The Hershey Co.	2,279	108,458
Hormel Foods Corp.	981	43,753
The J.M. Smucker Co.	1,714	103,748
Kellogg Co.	3,811	192,494
Kraft Foods, Inc.	25,416	784,338
McCormick & Co., Inc.	1,974	82,987
Mead Johnson Nutrition Co.	2,949	167,827
Sara Lee Corp.	9,563	128,431
Tyson Foods, Inc., Class A	4,251	68,101

		2,809,283

Gas Utilities — 0.1%
EQT Corp.	2,212	79,765
Nicor, Inc.	695	31,845
Oneok, Inc.	1,581	71,208

		182,818

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	8,533	407,110
Becton Dickinson & Co.	3,386	250,903
Boston Scientific Corp. (a)	22,280	136,576
C.R. Bard, Inc.	1,344	109,442
CareFusion Corp. (a)	2,823	70,123
Dentsply International, Inc.	2,029	64,867
Hospira, Inc. (a)	2,442	139,218
Intuitive Surgical, Inc. (a)	577	163,718
Medtronic, Inc.	15,752	528,952
St. Jude Medical, Inc. (a)	4,802	188,911
Stryker Corp.	4,986	249,549
Varian Medical Systems, Inc. (a)	1,745	105,573
Zimmer Holdings, Inc. (a)	2,937	153,693

		2,568,635

Health Care Providers & Services — 2.0%
Aetna, Inc.	6,023	190,387
AmerisourceBergen Corp.	4,008	122,885
Cardinal Health, Inc.	5,064	167,315
Cigna Corp.	3,917	140,150
Coventry Health Care, Inc. (a)	2,110	45,428
DaVita, Inc. (a)	1,470	101,474
Express Scripts, Inc. (a)	7,922	385,802
Humana, Inc. (a)	2,447	122,937
Laboratory Corp. of America Holdings (a)	1,492	117,018
McKesson Corp.	3,826	236,370
Medco Health Solutions, Inc. (a)	6,338	329,956
Patterson Cos., Inc.	1,400	40,110
Quest Diagnostics, Inc.	2,109	106,441
Tenet Healthcare Corp. (a)	7,392	34,890
UnitedHealth Group, Inc.	16,397	575,699
WellPoint, Inc. (a)	5,788	327,833

		3,044,695

Health Care Technology — 0.1%
Cerner Corp. (a)	1,044	87,686

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	6,346	242,481
Darden Restaurants, Inc.	2,029	86,801
International Game Technology	4,340	62,713
Marriott International, Inc., Class A	4,197	150,378
McDonald’s Corp.	15,502	1,155,054
Starbucks Corp.	10,822	276,827
Starwood Hotels & Resorts Worldwide, Inc.	2,737	143,829
Wyndham Worldwide Corp.	2,583	70,955
Wynn Resorts Ltd.	1,107	96,054
Yum! Brands, Inc.	6,797	313,070

		2,598,162

Household Durables — 0.4%
D.R. Horton, Inc.	4,200	46,704
Fortune Brands, Inc.	2,187	107,666
Harman International Industries, Inc. (a)	1,056	35,281
Leggett & Platt, Inc.	2,123	48,320
Lennar Corp., Class A	2,211	34,005
Newell Rubbermaid, Inc.	3,972	70,742
Pulte Group, Inc. (a)	4,799	42,039
Stanley Black & Decker, Inc.	2,426	148,665
Whirlpool Corp.	1,122	90,837

		624,259

Household Products — 2.3%
Clorox Co.	1,999	133,453
Colgate-Palmolive Co.	7,089	544,860
Kimberly-Clark Corp.	5,932	385,877
The Procter & Gamble Co.	41,314	2,477,601

		3,541,791

IT Services — 3.1%
Automatic Data Processing, Inc.	7,193	302,322
Cognizant Technology Solutions Corp. (a)	4,354	280,702
Computer Sciences Corp.	2,212	101,752
Fidelity National Information Services, Inc.	3,800	103,094
Fiserv, Inc. (a)	2,156	116,036
International Business Machines Corp.	18,358	2,462,542
MasterCard, Inc., Class A	1,402	314,048
Paychex, Inc.	4,622	127,059
SAIC, Inc. (a)	4,174	66,701
Teradata Corp. (a)	2,436	93,932
Total System Services, Inc.	2,513	38,298
Visa, Inc., Class A	7,244	537,939

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
The Western Union Co.	9,516	$168,148

		4,712,573

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	9,749	110,651
Constellation Energy Group, Inc.	2,944	94,915
NRG Energy, Inc. (a)	3,615	75,264

		280,830

Industrial Conglomerates — 2.5%
3M Co.	10,356	897,969
General Electric Co.	155,431	2,525,754
Textron, Inc.	4,067	83,617
Tyco International Ltd.	7,202	264,529

		3,771,869

Insurance — 4.1%
ACE Ltd.	4,940	287,755
Aflac, Inc.	6,877	355,610
The Allstate Corp.	7,857	247,888
American International Group, Inc. (a)	1,925	75,267
Aon Corp.	3,884	151,903
Assurant, Inc.	1,513	61,579
Berkshire Hathaway, Inc. (a)	25,176	2,081,552
Chubb Corp.	4,601	262,211
Cincinnati Financial Corp.	2,417	69,730
Genworth Financial, Inc., Class A (a)	7,157	87,459
Hartford Financial Services Group, Inc.	6,527	149,795
Lincoln National Corp.	4,647	111,156
Loews Corp.	4,664	176,766
Marsh & McLennan Cos., Inc.	7,842	189,149
MetLife, Inc.	13,214	508,078
Principal Financial Group, Inc.	4,700	121,824
The Progressive Corp.	9,641	201,208
Prudential Financial, Inc.	6,782	367,449
Torchmark Corp.	1,194	63,449
The Travelers Cos., Inc.	6,809	354,749
UnumProvident Corp.	4,687	103,817
XL Group Plc	4,971	107,672

		6,136,066

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	5,153	809,330
Expedia, Inc.	2,988	84,291
Priceline.com, Inc. (a)	708	246,625

		1,140,246

Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	2,670	133,981
eBay, Inc. (a)	16,839	410,871
Google, Inc., Class A (a)	3,618	1,902,308
Monster Worldwide, Inc. (a)	1,971	25,544
VeriSign, Inc. (a)	2,486	78,906
Yahoo! Inc. (a)	19,684	278,922

		2,830,532

Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)	4,011	16,846
Hasbro, Inc.	2,061	91,735
Mattel, Inc.	5,166	121,195

		229,776

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	2,640	123,262
PerkinElmer, Inc.	1,650	38,181
Thermo Fisher Scientific, Inc. (a)	5,896	282,300
Waters Corp. (a)	1,320	93,430

		537,173

Machinery — 2.0%
Caterpillar, Inc.	9,189	722,991
Cummins, Inc.	2,874	260,327
Danaher Corp.	7,810	317,164
Deere & Co.	6,145	428,798
Dover Corp.	2,721	142,063
Eaton Corp.	2,431	200,533
Flowserve Corp.	806	88,193
Illinois Tool Works, Inc.	7,346	345,409
PACCAR, Inc.	5,270	253,750
Pall Corp.	1,673	69,664
Parker Hannifin Corp.	2,348	164,501
Snap-On, Inc.	841	39,115

		3,032,508

Media — 3.0%
CBS Corp., Class B	9,960	157,966
Comcast Corp., Class A	40,745	736,669
DIRECTV, Class A (a)	12,645	526,411
Discovery Communications, Inc., Class A (a)	4,176	181,865
Gannett Co., Inc.	3,360	41,093
Interpublic Group of Cos., Inc. (a)	6,954	69,749
The McGraw-Hill Cos., Inc.	4,448	147,051
Meredith Corp.	489	16,288
The New York Times Co., Class A (a)	1,677	12,980
News Corp., Class A	33,280	434,637
Omnicom Group, Inc.	4,346	171,580
Scripps Networks Interactive	1,284	61,093
Time Warner Cable, Inc.	5,195	280,478
Time Warner, Inc.	16,404	502,782
Viacom, Inc., Class B	8,888	321,657
Walt Disney Co.	27,865	922,610
The Washington Post Co., Class B	83	33,151

		4,618,060

Metals & Mining — 1.1%
AK Steel Holding Corp.	1,700	23,477
Alcoa, Inc.	14,763	178,780
Allegheny Technologies, Inc.	1,463	67,956
Cliffs Natural Resources, Inc.	1,974	126,178
Freeport-McMoRan Copper & Gold, Inc., Class B	6,826	582,872
Newmont Mining Corp.	7,139	448,401
Nucor Corp.	4,580	174,956
Titanium Metals Corp. (a)	1,389	27,724
United States Steel Corp.	2,071	90,793

		1,721,137

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities — 1.4%
Ameren Corp.	3,533	$100,337
CMS Energy Corp.	3,430	61,809
CenterPoint Energy, Inc.	6,197	97,417
Consolidated Edison, Inc.	4,080	196,737
DTE Energy Co.	2,486	114,182
Dominion Resources, Inc.	8,604	375,651
Integrys Energy Group, Inc.	1,152	59,973
NiSource, Inc.	4,130	71,862
PG&E Corp.	5,706	259,166
Public Service Enterprise Group, Inc.	7,313	241,914
SCANA Corp.	1,602	64,593
Sempra Energy	3,610	194,218
TECO Energy, Inc.	3,208	55,562
Wisconsin Energy Corp.	1,705	98,549
Xcel Energy, Inc.	6,743	154,887

		2,146,857

Multiline Retail — 0.8%
Big Lots, Inc. (a)	1,056	35,112
Family Dollar Stores, Inc.	1,896	83,727
JCPenney Co., Inc.	3,401	92,439
Kohl’s Corp. (a)	4,451	234,479
Macy’s, Inc.	6,080	140,387
Nordstrom, Inc.	2,428	90,322
Sears Holdings Corp. (a)	623	44,943
Target Corp.	10,522	562,296

		1,283,705

Office Electronics — 0.1%
Xerox Corp.	20,164	208,697

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	7,186	409,961
Apache Corp.	5,309	519,008
Cabot Oil & Gas Corp., Class A	1,463	44,051
Chesapeake Energy Corp.	9,521	215,651
Chevron Corp.	29,229	2,369,010
ConocoPhillips	21,604	1,240,718
Consol Energy, Inc.	3,328	123,003
Denbury Resources, Inc. (a)	5,759	91,511
Devon Energy Corp.	6,351	411,164
EOG Resources, Inc.	3,674	341,572
El Paso Corp.	10,309	127,625
Exxon Mobil Corp.	74,093	4,578,206
Hess Corp.	4,264	252,088
Marathon Oil Corp.	10,277	340,169
Massey Energy Co.	1,460	45,289
Murphy Oil Corp.	2,801	173,438
Noble Energy, Inc.	2,542	190,879
Occidental Petroleum Corp.	11,808	924,566
Peabody Energy Corp.	3,883	190,306
Pioneer Natural Resources Co.	1,665	108,275
QEP Resources, Inc.	2,586	77,942
Range Resources Corp.	2,369	90,330
Southwestern Energy Co. (a)	5,030	168,203
Spectra Energy Corp.	9,457	213,255
Sunoco, Inc.	1,756	64,094
Tesoro Corp.	2,100	28,056
Valero Energy Corp.	8,322	145,718
Williams Cos., Inc.	8,468	161,823

		13,645,911

Paper & Forest Products — 0.2%
International Paper Co.	6,352	138,156
MeadWestvaco Corp.	2,434	59,341
Weyerhaeuser Co.	7,885	124,261

		321,758

Personal Products — 0.2%
Avon Products, Inc.	6,231	200,078
The Estée Lauder Cos., Inc., Class A	1,636	103,444

		303,522

Pharmaceuticals — 6.0%
Abbott Laboratories	22,432	1,171,848
Allergan, Inc.	4,451	296,125
Bristol-Myers Squibb Co.	24,891	674,795
Eli Lilly & Co.	14,768	539,475
Forest Laboratories, Inc. (a)	4,106	126,999
Johnson & Johnson	40,092	2,484,100
King Pharmaceuticals, Inc. (a)	3,790	37,748
Merck & Co, Inc.	44,809	1,649,419
Mylan, Inc.	4,457	83,836
Pfizer, Inc.	117,016	2,009,165
Watson Pharmaceuticals, Inc. (a)	1,596	67,527

		9,141,037

Professional Services — 0.1%
Dun & Bradstreet Corp.	728	53,974
Equifax, Inc.	1,803	56,254
Robert Half International, Inc.	2,085	54,210

		164,438

Real Estate Investment Trusts (REITs) — 1.4%
Apartment Investment & Management Co., Class A	1,636	34,978
AvalonBay Communities, Inc.	1,247	129,601
Boston Properties, Inc.	2,038	169,398
Equity Residential	4,103	195,180
HCP, Inc.	4,474	160,974
Health Care REIT, Inc.	1,795	84,975
Host Marriott Corp.	9,647	139,689
Kimco Realty Corp.	5,996	94,437
Plum Creek Timber Co., Inc.	2,364	83,449
ProLogis	7,065	83,226
Public Storage	2,040	197,962
Simon Property Group, Inc.	4,244	393,588
Ventas, Inc.	2,298	118,508
Vornado Realty Trust	2,377	203,305

		2,089,270

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (a)	4,271	78,074

Road & Rail — 0.8%
CSX Corp.	5,549	306,970
Norfolk Southern Corp.	5,337	317,605
Ryder System, Inc.	727	31,094
Union Pacific Corp.	7,256	593,541

		1,249,210

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	8,004	56,908
Altera Corp.	4,522	136,384

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Analog Devices, Inc.	4,387	$137,664
Applied Materials, Inc.	19,505	227,818
Broadcom Corp., Class A	6,547	231,698
First Solar, Inc. (a)	791	116,554
Intel Corp.	80,917	1,556,034
KLA-Tencor Corp.	2,440	85,961
LSI Corp. (a)	8,996	41,022
Linear Technology Corp.	3,278	100,733
MEMC Electronic Materials, Inc. (a)	3,179	37,894
Microchip Technology, Inc.	2,755	86,645
Micron Technology, Inc. (a)	12,650	91,207
National Semiconductor Corp.	3,387	43,252
Novellus Systems, Inc. (a)	1,277	33,943
Nvidia Corp. (a)	8,209	95,881
Teradyne, Inc. (a)	2,638	29,387
Texas Instruments, Inc.	17,446	473,484
Xilinx, Inc.	3,708	98,670

		3,681,139

Software — 3.9%
Adobe Systems, Inc. (a)	7,595	198,609
Autodesk, Inc. (a)	3,261	104,254
BMC Software, Inc. (a)	2,561	103,669
CA, Inc.	5,607	118,420
Citrix Systems, Inc. (a)	2,712	185,067
Compuware Corp. (a)	3,418	29,156
Electronic Arts, Inc. (a)	4,893	80,392
Intuit, Inc. (a)	4,146	181,636
McAfee, Inc. (a)	2,181	103,074
Microsoft Corp. (d)	110,834	2,714,325
Novell, Inc. (a)	5,361	32,005
Oracle Corp.	56,356	1,513,159
Red Hat, Inc. (a)	2,741	112,381
Salesforce.com, Inc. (a)	1,709	191,066
Symantec Corp. (a)	11,384	172,695

		5,839,908

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	1,251	49,189
AutoNation, Inc. (a)	978	22,738
AutoZone, Inc. (a)	416	95,227
Bed Bath & Beyond, Inc. (a)	3,874	168,170
Best Buy Co., Inc.	4,994	203,905
CarMax, Inc. (a)	3,192	88,929
GameStop Corp., Class A (a)	2,107	41,529
The Gap, Inc.	6,443	120,098
Home Depot, Inc.	24,274	769,000
Limited Brands, Inc.	3,878	103,853
Lowe’s Cos., Inc.	20,482	456,544
Office Depot, Inc. (a)	4,340	19,964
O’Reilly Automotive, Inc. (a)	1,993	106,028
RadioShack Corp.	1,883	40,164
Ross Stores, Inc.	1,744	95,257
Staples, Inc.	10,565	221,020
TJX Cos., Inc.	5,863	261,666
Tiffany & Co.	1,814	85,240
Urban Outfitters, Inc. (a)	1,838	57,787

		3,006,308

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	4,291	184,341
Nike, Inc., Class B	5,632	451,348
Polo Ralph Lauren Corp.	931	83,660
VF Corp.	1,238	100,303

		819,652

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	7,743	94,929
People’s United Financial, Inc.	5,442	71,236

		166,165

Tobacco — 1.7%
Altria Group, Inc.	30,287	727,494
Lorillard, Inc.	2,189	175,798
Philip Morris International, Inc.	26,689	1,495,118
Reynolds American, Inc.	2,434	144,555

		2,542,965

Trading Companies & Distributors — 0.1%
Fastenal Co.	2,164	115,103
W.W. Grainger, Inc.	855	101,839

		216,942

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (a)	5,858	300,281
MetroPCS Communications, Inc. (a)	3,961	41,432
Sprint Nextel Corp. (a)	43,092	199,516

		541,229

Total Long-Term Investments (Cost — $95,286,478) — 99.3%		150,342,717

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(e)	914,210	914,210

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(e)(f)	$644	643,500

Total Short-Term Securities (Cost — $1,557,710) — 1.0%		1,557,710

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $96,844,188*) — 100.3%	$151,900,427
Liabilities in Excess of Other Assets — (0.3)%	(509,418)

Net Assets — 100.0%	$151,391,009

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$104,559,046

Gross unrealized appreciation	$58,286,968
Gross unrealized depreciation	(10,945,587)

Net unrealized appreciation	$47,341,381

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

					Shares/Beneficial
	Shares/Beneficial				Interest Held at	Value at
	Interest Held at	Shares		Shares	September 30,	September 30,	Realized
Affiliate	December 31, 2009	Purchased		Sold	2010	2010	Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	713,028	201,182	[1]	—	914,210	$914,210	—	$1,415
BlackRock Liquidity Series, LLC Money Market Series	$206,975	$436,525	[1]	—	$643,500	$643,500	—	$2,629
The PNC Financial Services Group, Inc.	7,448	1,038		870	7,616	$395,346	$(10,595)	$2,318

[1]	Represents net shares purchased.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.
•	Financial futures contracts purchased as of September 30, 2010 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation
18	S&P 500 E-MINI	Chicago Mercantile	December 2010	$1,044,100	$21,070

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 7

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$150,342,717	—	—	$150,342,717
Short-Term Securities	914,210	$643,500	—	1,557,710

Total	$151,256,927	$643,500	—	$151,900,427

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$21,070	—	—	$21,070

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	717	$780,790
Series 2010-2A, Class A, 4.07%, 1/15/28		492	501,030
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.62%, 12/25/33		122	96,339
Series 2005-ASP1, Class M1, 0.94%, 9/25/35		2,000	482,648
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A, 0.59%, 1/25/36		103	102,239
Series 2005-SD1, Class 1A2, 0.56%, 7/25/27		86	85,236
Series 2006-HE8, Class 1A1, 0.33%, 10/25/36		83	82,545
Capital One Multi-Asset Execution Trust (b):
Series 2004-A8, Class A8, 0.39%, 8/15/14		255	254,737
Series 2006-A5, Class A5, 0.32%, 1/15/16		190	188,210
Chase Issuance Trust, Series 2009-A7, Class A7, 0.73%, 9/17/12 (b)		2,045	2,045,000
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, 5/16/16 (a)(b)		550	556,252
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.57%, 9/25/33		172	143,148
Series 2004-5, Class A, 0.71%, 10/25/34		261	216,318
Series 2004-13, Class AF4, 4.58%, 1/25/33		1,061	1,072,017
Series 2007-1, Class 2A1, 0.31%, 7/25/37		955	924,577
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.62%, 11/25/35 (b)		748	222,553
Morgan Stanley ABS Capital I (b):
Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34		155	142,962
Series 2007-NC1, Class A2A, 0.31%, 11/25/36		14	13,844
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)		487	466,029
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.58%, 7/25/33 (b)		422	338,354
RAAC, Series 2005-SP2, Class 2A, 0.56%, 6/25/44 (b)		1,400	1,066,515
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.55%, 7/25/33 (b)		175	96,679
SLC Student Loan Trust, Series 2006-A, Class A4, 0.42%, 1/15/19 (b)		250	226,227
SLM Student Loan Trust (b):
Series 2002-1, Class A2, 0.61%, 4/25/17		702	700,846
Series 2005-4, Class A2, 0.58%, 4/26/21		504	502,970
Series 2008-5, Class A2, 1.60%, 10/25/16		2,770	2,814,618
Series 2008-5, Class A3, 1.80%, 1/25/18		700	721,265
Series 2008-5, Class A4, 2.20%, 7/25/23		1,890	1,979,981
Series 2010-C, Class A1, 1.91%, 12/15/17 (a)		525	524,812
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	460,983
Series 2010-2, Class C, 3.89%, 7/17/17		540	542,003
Series 2010-A-A2, 1.37%, 8/15/13 (a)		470	471,389
Series 2010-A-A3, 1.83%, 11/17/14 (a)		370	374,001
Series 2010-A-A4, 2.39%, 6/15/17 (a)		190	193,641
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.56%, 1/25/35 (b)		484	293,053
USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, 10/15/12		1,326	1,328,976

Total Asset-Backed Securities — 10.5%			21,012,787

Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., 5.88%, 1/15/15		70	71,575

Airlines — 0.3%
Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13		600	621,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	USD	1,715	$1,780,657

Capital Markets — 3.0%
CDP Financial, Inc., 3.00%, 11/25/14 (a)		1,165	1,209,767
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		600	652,135
3.70%, 8/01/15		440	450,169
5.38%, 3/15/20		700	737,808
6.00%, 6/15/20 (c)		960	1,055,892
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)		1,025	102
Morgan Stanley:
2.88%, 5/14/13 (b)		1,070	1,090,428
4.20%, 11/20/14		240	248,813
4.00%, 7/24/15		220	224,211
6.25%, 8/28/17		115	125,740
5.63%, 9/23/19		230	239,465

			6,034,530

Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20		490	535,937
NOVA Chemicals Corp.:
6.50%, 1/15/12		80	83,200
3.65%, 11/15/13 (b)		175	167,344

			786,481

Commercial Banks — 4.4%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)(f)		1,360	1,354,247
Corporacion Andina de Fomento, 6.88%, 3/15/12		810	874,111
Dexia Credit Local SA, 2.00%, 3/05/13 (a)		615	619,638
Eksportfinans ASA:
1.88%, 4/02/13		1,620	1,654,877
3.00%, 11/17/14		890	938,421
2.00%, 9/15/15		1,295	1,298,214
5.50%, 5/25/16		700	817,525
HSBC Bank Plc, 3.50%, 6/28/15 (a)		440	461,543
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)		720	729,656

			8,748,232

Consumer Finance — 0.4%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		210	223,742
SLM Corp., 5.40%, 10/25/11		625	631,462

			855,204

Containers & Packaging — 0.6%
Ball Corp.:
7.13%, 9/01/16		175	189,000
7.38%, 9/01/19		175	190,313
Crown Americas LLC, 7.63%, 5/15/17		348	375,840
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		490	527,362

			1,282,515

Diversified Financial Services — 3.1%
Bank of America Corp., 5.63%, 7/01/20		375	396,262
Citigroup, Inc.:
4.75%, 5/19/15		320	336,670
5.38%, 8/09/20		805	832,879
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	476,594
7.13%, 1/15/13	EUR	100	141,778
GMAC, Inc., 8.00%, 3/15/20 (a)	USD	460	502,550
General Electric Capital Corp.:
4.38%, 9/16/20		500	501,851
6.15%, 8/07/37		440	460,786
JPMorgan Chase & Co., 0.90%, 2/26/13 (b)		330	331,274
JPMorgan Chase Bank NA:
6.00%, 7/05/17		805	911,186
Series BKNT, 6.00%, 10/01/17		745	845,655
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		475	483,313

			6,220,798

Diversified Telecommunication Services — 1.1%
AT&T Inc., 6.50%, 9/01/37		390	451,212
Frontier Communications Corp., 8.25%, 4/15/17		167	182,656
Qwest Communications International, Inc.:
7.50%, 2/15/14		100	102,000
Series B, 7.50%, 2/15/14		40	40,800
Telefonica Emisiones SAU, 4.95%, 1/15/15		700	765,927
Verizon Communications, Inc., 8.75%, 11/01/18		486	661,311

			2,203,906

Electric Utilities — 0.4%
Florida Power & Light Co., 5.95%, 2/01/38		375	440,996
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		225	266,526

			707,522

Energy Equipment & Services — 0.2%
Pride International, Inc., 6.88%, 8/15/20		420	457,275

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17		335	401,351
5.38%, 2/10/20		395	441,235
6.50%, 2/09/40		125	146,358

			988,944

Health Care Equipment & Supplies — 0.3%
CareFusion Corp., 6.38%, 8/01/19		325	386,674
Covidien International Finance SA, 2.80%, 6/15/15		130	134,713

			521,387

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Health Care Providers & Services — 0.8%
HCA, Inc.:
8.50%, 4/15/19	USD	480	$535,200
7.25%, 9/15/20		495	529,650
Tenet Healthcare Corp.:
9.00%, 5/01/15		150	163,125
8.88%, 7/01/19		320	353,200

			1,581,175

Hotels, Restaurants & Leisure — 0.1%
MGM Mirage, 13.00%, 11/15/13		157	184,475

IT Services — 0.4%
Sabre Holdings Corp., 8.35%, 3/15/16		810	826,200

Insurance — 2.1%
Hartford Life Global Funding Trusts, 0.47%, 6/16/14 (b)		685	643,272
Lincoln National Corp., 7.00%, 6/15/40		180	205,069
Manulife Financial Corp., 3.40%, 9/17/15		420	424,004
MetLife, Inc., 5.88%, 2/06/41		125	135,964
Metropolitan Life Global Funding I (a)(c):
2.50%, 1/11/13		1,515	1,551,284
5.13%, 4/10/13		875	952,346
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		295	363,021

			4,274,960

Machinery — 0.1%
Navistar International Corp., 3.00%, 10/15/14 (g)		120	134,850

Media — 3.0%
CCH II LLC, 13.50%, 11/30/16		710	843,125
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		117	124,020
Series B, 9.25%, 12/15/17		468	499,590
Comcast Corp.:
6.45%, 3/15/37		349	387,695
6.40%, 3/01/40		125	138,979
Cox Communications, Inc., 8.38%, 3/01/39 (a)		475	637,651
DIRECTV Holdings LLC, 6.00%, 8/15/40		130	134,261
Discovery Communications LLC, 3.70%, 6/01/15		270	286,102
NBC Universal, Inc. (a):
5.15%, 4/30/20		390	421,171
4.38%, 4/01/21 (f)		525	531,397
News America Holdings, Inc., 9.25%, 2/01/13		330	385,343
News America, Inc.:
6.40%, 12/15/35		250	277,243
6.75%, 1/09/38		290	327,590
Rainbow National Services LLC, 10.38%, 9/01/14 (a)		490	509,600
Time Warner Cable, Inc., 5.00%, 2/01/20		190	203,477
Time Warner, Inc.:
4.70%, 1/15/21		110	116,554
6.10%, 7/15/40		80	86,146

			5,909,944

Metals & Mining — 0.4%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		150	158,683
Teck Resources Ltd., 10.75%, 5/15/19		465	585,574

			744,257

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (h)		415	483,475

Oil, Gas & Consumable Fuels — 4.3%
Arch Coal, Inc., 7.25%, 10/01/20		490	517,563
BP Capital Markets Plc, 3.13%, 3/10/12		915	932,918
Canadian Natural Resources, Ltd., 6.50%, 2/15/37		360	424,511
Cenovus Energy, Inc., 6.75%, 11/15/39		335	404,468
Chesapeake Energy Corp., 6.63%, 8/15/20		700	731,500
Consol Energy, Inc. (a):
8.00%, 4/01/17		289	312,843
8.25%, 4/01/20		186	203,205
Enterprise Products Operating LLC, 6.13%, 10/15/39		275	296,001
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		290	312,527
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		550	618,673
Nexen, Inc., 6.40%, 5/15/37		450	490,361
Peabody Energy Corp., 6.50%, 9/15/20		660	710,325
Petrobras International Finance Co.:
5.88%, 3/01/18		45	50,004
5.75%, 1/20/20		1,055	1,167,932
Petrohawk Energy Corp., 7.25%, 8/15/18 (a)		499	508,980
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		390	390,156
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		135	147,580
Valero Energy Corp., 6.63%, 6/15/37		450	451,909

			8,671,456

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		460	511,175
International Paper Co., 7.30%, 11/15/39		205	229,496

			740,671

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		270	282,444

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	USD	530	$584,895

Thrifts & Mortgage Finance — 1.9%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		790	839,795
Cie de Financement Foncier, 2.50%, 9/16/15 (a)		700	703,992
MGIC Investment Corp., 5.38%, 11/01/15		450	407,250
The PMI Group Inc., 6.00%, 9/15/16		750	595,907
Radian Group, Inc.:
5.63%, 2/15/13		750	693,750
5.38%, 6/15/15		750	635,625

			3,876,319

Tobacco — 0.4%
Philip Morris International, Inc., 4.50%, 3/26/20		630	687,329

Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc., 7.75%, 5/15/16		451	478,624
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		845	933,497
Vodafone Group Plc, 4.15%, 6/10/14 (c)		1,200	1,296,093

			2,708,214

Total Corporate Bonds — 31.5%			62,970,690

Foreign Agency Obligations
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	90	70,904
Japan Finance Corp., 2.00%, 6/24/11	USD	585	591,086
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		360	365,495
2.75%, 9/08/20		155	155,979
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		75	81,387
Series E, 5.25%, 7/02/12		260	280,138
Series E, 4.38%, 1/15/13		170	183,627
Series E, 4.00%, 2/02/15		150	165,766
Mexico Government International Bond:
6.38%, 1/16/13		596	663,646
5.63%, 1/15/17		200	228,800
Province of Ontario Canada:
4.10%, 6/16/14		785	862,347
Series 1, 1.88%, 11/19/12		705	722,207
Qatari Diar Finance QSC, 3.50%, 7/21/15 (a)		190	193,960
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		773	922,878

Total Foreign Agency Obligations — 2.8%			5,488,220

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.7%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)		810	803,166
Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.35%, 11/25/36 (b)		54	53,509
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)		352	203,794
Series 2006-0A5, Class 3A1, 0.46%, 4/25/46 (b)		614	378,359
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,535	1,283,276
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		318	260,527
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		350	333,877
Impac Secured Assets CMN Owner Trust (b):
Series 2004-3, Class 1A4, 1.06%, 11/25/34		272	247,489
Series 2004-3, Class M1, 1.16%, 11/25/34		2,200	892,087
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		142	135,042
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		143	134,199
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.48%, 2/25/46 (b)		468	189,879
Station Place Securitization Trust , Series 2009-1, Class A, 1.76%, 1/25/40 (a)(b)		945	945,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.58%, 4/25/37 (b)		2,322	1,754,847
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.54%, 4/25/35 (b)		181	159,027
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, 10/25/46 (b)		1,005	996,158
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.18%, 5/25/47 (b)		393	251,190
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2006-AR2, Class 2A5, 4.57%, 3/25/36		1,765	1,501,868
Series 2006-AR3, Class A4, 5.56%, 3/25/36		2,160	1,902,733
Series 2006-AR4, Class 2A4, 5.69%, 4/25/36		400	368,774
Series 2006-AR12, Class 2A1, 5.98%, 9/25/36		472	436,203

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust (concluded) (b) :
Series 2006-AR15, Class A1, 5.47%, 10/25/36	USD	2,422	$2,089,368

			15,320,372

Commercial Mortgage-Backed Securities — 13.4%
Banc of America Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (b)		2,800	2,965,107
Series 2006-3, Class A4, 5.89%, 7/10/44 (b)		375	399,207
Series 2006-5, Class AM, 5.45%, 9/10/47		65	59,318
Series 2007-3, Class A4, 5.84%, 5/10/17 (b)		820	846,208
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1, Class A2, 6.44%, 6/16/30		3	3,021
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		70	70,168
Series 2007-PW18, Class A4, 5.70%, 6/11/50		450	484,258
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		656	672,339
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		230	248,673
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		350	380,935
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		815	833,120
First Union National Bank Commercial Mortgage:
Series 1999-C4, Class E, 8.00%, 12/15/31 (a)(b)		1,510	1,509,303
Series 2001-C2, Class B, 6.82%, 1/12/43		3,275	3,329,740
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		110	107,813
Greenwich Capital Commercial Funding Corp., Series 2004-GG1:
Class A4, 4.76%, 6/10/36		1,764	1,773,202
Class A5, 4.88%, 6/10/36		2,720	2,768,615
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 4/15/35		2,485	2,541,733
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.10%, 6/15/38 (b)		80	79,877
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	79,027
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		290	311,955
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	525,972
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.90%, 4/16/17 (a)(b)		860	944,388
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		2,480	2,579,828
Series 2005-C21, Class A3, 5.37%, 10/15/44		221	220,997
Series 2006-C26, Class A3, 6.01%, 6/15/45		1,970	2,168,253
Series 2007-C33, Class A4, 6.10%, 2/15/51		940	981,369

			26,884,426

Total Non-Agency Mortgage-Backed Securities — 21.1%			42,204,798

Preferred Securities
Capital Trusts
Capital Markets — 0.1%
Goldman Sachs Capital II, 5.79%, (b)(i)		115	97,606
Lehman Brothers Holdings Capital Trust VII, 5.86%, (d)(e)(i)		185	19

			97,625

Diversified Financial Services — 0.2%
JPMorgan Chase & Co., 7.90%, (b)(i)		455	487,591

Insurance — 0.8%
Chubb Corp., 6.38%, 3/29/67 (b)		675	664,875
Lincoln National Corp., 7.00%, 5/17/66 (b)		470	441,800
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		430	412,800

			1,519,475

Total Preferred Securities — 1.1%			2,104,691

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		300	336,432

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
Taxable Municipal Bonds		(000)	Value

City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	USD	150	$160,052
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		170	198,307
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		430	540,837
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		350	367,444
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		255	286,763
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		640	678,598
Build America Bonds, 7.35%, 11/01/39		300	319,971
Build America Bonds, Various Purpose, 7.50%, 4/01/34		200	220,324
Various Purpose, Series 3, 5.45%, 4/01/15		1,575	1,687,675
University of California, RB, Build America Bonds, 5.95%, 5/15/45		235	239,002

Total Taxable Municipal Bonds — 2.5%			5,035,405

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.5%
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16 (j)		1,285	1,434,630
Freddie Mac, 5.00%, 2/16/17		230	270,108
Tennessee Valley Authority, 5.25%, 9/15/39		1,060	1,230,271

			2,935,009

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		950	984,659

Federal Deposit Insurance Corporation Guaranteed — 2.2%
Citigroup Funding, Inc. (j):
2.13%, 7/12/12		940	966,207
1.88%, 10/22/12		1,800	1,845,933
General Electric Capital Corp.:
2.00%, 9/28/12 (j)		1,100	1,130,287
2.13%, 12/21/12		445	459,169

			4,401,596

Interest Only Collateralized Mortgage Obligations — 2.1%
Fannie Mae Mortgage-Backed Securities (b):
Series 2006-82, Class SI, 6.10%, 9/25/36		3,214	335,189
Series 2009-42, Class SI, 5.74%, 6/25/39		2,621	258,214
Series 2009-69, Class SB, 6.32%, 9/25/39		39	4,638
Series 2009-70, Class SI, 6.12%, 9/25/36		3,074	359,402
Series 2009-90, Class IA, 5.49%, 3/25/37		3,176	277,879
Series 2010-64, Class AS, 6.17%, 6/25/40		2,685	310,916
Series 2010-118, Class YB, 6.24%, 10/25/40		3,700	427,813
Ginnie Mae Mortgage-Backed Securities (b):
Series 2006-69, Class SA, 6.46%, 12/20/36		521	58,769
Series 2007-9, Class BI, 6.35%, 3/20/37		1,293	145,377
Series 2007-27, Class S, 6.16%, 5/20/37		957	100,712
Series 2007-36, Class SA, 6.13%, 6/20/37		668	77,241
Series 2009-16, Class SL, 7.10%, 1/20/37		1,547	178,628
Series 2009-33, Class SK, 6.14%, 5/20/39		2,774	265,612
Series 2009-66, Class US, 5.72%, 8/16/39		1,847	165,017
Series 2009-88, Class SK, 5.97%, 10/16/39		1,349	143,152
Series 2009-92, Class SL, 6.04%, 10/16/39		1,875	195,768
Series 2009-93, Class SM, 5.77%, 10/16/39		780	68,228
Series 2009-93, Class SN, 5.77%, 10/16/39		1,105	96,657
Series 2009-106, Class KS, 6.14%, 11/20/39		2,978	302,115
Series 2009-106, Class SL, 5.76%, 4/20/36		2,148	286,063
Series 2009-106, Class SU, 5.93%, 5/20/37		1,244	130,498
Series 2009-110, Class CS, 6.04%, 11/16/39		1,436	140,589

			4,328,477

Mortgage-Backed Securities — 148.8%
Fannie Mae Mortgage-Backed Securities:
3.50%, 9/14/40 - 10/01/40		3,200	3,224,689
4.00%, 4/01/25 - 10/15/40		84,205	86,684,325
4.50%, 9/15/40 - 12/15/40		29,600	30,819,285
4.83%, 8/01/38 (b)		1,171	1,240,052
5.00%, 10/15/25 - 10/15/40		31,989	33,733,552
5.50%, 10/15/25 - 10/15/40 (c)		55,516	59,099,392
6.00%, 2/01/17 - 10/15/40		48,391	52,015,410
6.50%, 10/15/40		2,800	3,052,874
Freddie Mac Mortgage-Backed Securities (k):
4.00%, 5/01/25 - 10/01/25 (c)		17,335	18,133,647

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Par
U.S. Government Sponsored Agency Securities		(000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded)
4.50%, 4/01/40 - 10/15/40 (k)	USD	3,300	$3,431,485
5.00%, 4/01/38 - 10/15/40 (b)		3,211	3,389,704
5.50%, 10/15/40		100	106,063
Ginnie Mae Mortgage-Backed Securities:
5.00%, 11/19/40		1,200	1,273,869
6.50%, 10/15/40		1,100	1,209,313

			297,413,660

Total U.S. Government Sponsored Agency Securities — 155.1%			310,063,401

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 8/15/21 (c)		630	954,746
8.00%, 11/15/21 (j)		2,720	4,102,524
7.25%, 8/15/22		815	1,181,623
U.S. Treasury Notes:
0.88%, 2/29/12 (j)		9,090	9,159,266
0.38%, 8/31/12 (j)		730	729,458
1.25%, 9/30/15 (j)		3,945	3,938,838
2.63%, 8/15/20 (j)		8,771	8,853,228
8.13%, 5/15/21 (j)(l)		2,035	3,072,215
4.25%, 5/15/39 (j)		990	1,088,381
4.38%, 5/15/40		288	323,462
3.88%, 8/15/40 (j)		975	1,007,906

Total U.S. Treasury Obligations — 17.2%			34,411,647

Total Long-Term Investments (Cost — $483,349,190) — 241.8%			483,291,639

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
Five-Year U.S. Treasury Note Future, Strike Price $121, Expires 11/26/10		12	7,594
Exchange-Traded Put Options — 0.0%
Five-Year U.S. Treasury Note Future, Strike Price $117, Expires 11/26/10		12	469

		Notional
		Amount
		(000)

Over-the-Counter Call Swaptions — 2.5%
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International	USD	8,400	1,086,683
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		5,200	433,820
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		6,000	592,398
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		1,300	157,618
Receive a fixed rate of 5.71% and pay a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Deutsche Bank AG		10,000	2,225,490
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	203,873
Receive a fixed rate of 3.70% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	190,484

			4,890,366

Over-the-Counter Put Swaptions — 0.3%
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International		8,400	21,781
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		5,200	20,389
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		6,000	35,568
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		1,300	20,289
Pay a fixed rate of 5.71% and receive a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Deutsche Bank AG		10,000	52,850
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		2,400	67,512
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		2,400	209,330

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Notional
		Amount
Options Purchased		(000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA, Expires July 2012 at USD 3.925	USD	2,400	$66,161
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		2,600	89,391

			583,271

Total Options Purchased (Cost — $3,124,680) — 2.8%			5,481,700

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $486,473,870) — 244.6%			488,773,339

		Par
TBA Sale Commitments (k)		(000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 9/14/40 — 10/01/40		1,200	(1,208,813)
4.00%, 9/15/40 — 10/15/40		68,000	(69,891,216)
4.00%, 10/20/40		6,600	(6,888,750)
4.50%, 9/15/40 — 12/15/40		27,700	(28,842,625)
5.00%, 10/15/25 — 11/15/25		1,000	(1,060,391)
5.00%, 9/15/40 — 10/15/40		23,900	(25,154,750)
5.50%, 10/15/25 — 10/15/40		43,900	(46,664,339)
6.00%, 9/15/40 — 10/15/40		30,400	(32,651,485)
Freddie Mac Mortgage-Backed Securities :
4.00%, 10/01/25		16,200	(16,908,750)
4.50%, 10/15/40		3,300	(3,431,485)
5.00%, 9/15/40 — 10/15/40		2,200	(2,310,686

Total TBA Sale Commitments (Proceeds — $235,277,654) — (117.6)%			(235,013,290)

		Notional
		Amount
Options Written		(000)

Over-the-Counter Call Swaptions — (5.7)%
Pay a fixed rate of 5.56% and receive a floating rate based on 3-month LIBOR, Expires 10/16/10, Broker UBS AG		22,900	(6,171,161)
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG		4,800	(1,189,733)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		3,800	(440,336)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		2,000	(231,218)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(316,248)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(204,328)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		1,900	(182,748)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,100	(89,069)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,800	(399,818)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		4,600	(664,732)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		3,500	(517,454)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		1,100	(111,302)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,000	(85,692)
Pay a fixed rate of 3.23% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker Citibank NA		2,900	(192,131)

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		Notional
		Amount
Options Written		(000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	USD	1,700	$(203,476)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA		2,100	(104,828)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,800	(182,484)

			(11,286,758)

Over-the-Counter Put Swaptions — (0.5)%
Receive a fixed rate of 5.56% and pay a floating rate based on 3-month LIBOR, Expires 10/16/10, Broker UBS AG		22,900	(229)
Receive a fixed rate of 1.96% and pay a floating rate based on 3-month LIBOR, Expires 11/30/10, Broker Deutsche Bank AG		2,500	(3,475)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, Expires 12/02/10, Broker Citibank NA		8,400	(84)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG		4,800	(48)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		3,800	(14,839)
Receive a fixed rate of 4.06% and pay a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		2,000	(7,916)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(19,037)
Receive a fixed rate of 4.14% and pay a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		2,000	(43,014)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		1,900	(44,380)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,100	(33,717)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker Morgan Stanley Capital Services, Inc.		4,400	(120,226)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		2,800	(56,241)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		4,600	(91,002)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		3,500	(70,980)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		1,100	(36,944)
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,000	(41,352)
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker Citibank NA		2,900	(180,099)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		1,700	(64,928)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		4,300	(118,104)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 8/06/15, Broker Goldman Sachs Bank USA		2,100	(65,339)
Receive a fixed rate of 4.76% and pay a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,800	(96,660)

			(1,108,614)

Total Options Written (Premiums Received — $6,264,000) — (6.2)%			(12,395,372)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Value
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $244,932,216*) — 120.8%	$241,364,677
Liabilities in Excess of Other Assets — (20.8)%	(41,509,340)

Net Assets — 100.0%	$199,855,337

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$486,535,812

Gross unrealized appreciation	$11,991,345
Gross unrealized depreciation	(9,753,818)

Net unrealized appreciation	$2,237,527

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Morgan Stanley Co.	$531,397	$6,528
UBS Securities	$1,354,247	—

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(3,255,082)	$(595)
Bank of America NA	$(2,210,714)	$(868)
CitiGroup Global Markets	$18,993,314	$44,892
Credit Suisse International	$(17,327,609)	$(35,240)
Deutsche Bank AG	$5,558,374	$21,719
Goldman Sachs Bank USA	$7,556,537	$(82,878)
Greenwich Financial Services	$7,809,940	$(8,037)
JPMorgan Securities, Inc.	$3,410,621	$28,992
Morgan Stanley & Co., Inc.	$(1,669,792)	$22,691
Nomura Securities International, Inc.	$1,335,212	$17,979
UBS Securities.	$(3,808,546)	$(9,733)
Wells Fargo Bank	$(2,383,984)	$(18,293)

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
• Financial futures contracts purchased as of September 30, 2010 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration Date	Value	(Depreciation)

156	2-Year U.S.Treasury Bond	Chicago Board of Trade	December 2010	$34,232,185	$7,378
6	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$725,168	35
243	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$30,646,397	(17,006)
54	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$7,139,328	81,484
8	Euro-Bond Future	Eurex	December 2010	$1,422,816	10,562

Total					$82,453

• Financial futures contracts sold as of September 30, 2010 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration Date	Value	(Depreciation)

41	30-Year UST Ultra Bond	Chicago Board of Trade	December 2010	$5,806,225	$13,694
12	Euro-Dollar Future	Chicago Mercantile	December 2010	$2,987,509	(1,691)
28	Euro-Dollar Future	Chicago Mercantile	March 2011	$6,965,926	(5,374)
25	Euro-Dollar Future	Chicago Mercantile	June 2011	$6,211,419	(8,269)
28	Euro-Dollar Future	Chicago Mercantile	September 2011	$6,934,000	(25,400)
77	Euro-Dollar Future	Chicago Mercantile	December 2011	$19,049,003	(66,247)
22	Euro-Dollar Future	Chicago Mercantile	March 2012	$5,444,984	(9,091)
14	Euro-Dollar Future	Chicago Mercantile	June 2012	$3,458,524	(7,001)
10	Euro-Dollar Future	Chicago Mercantile	September 2012	$2,466,123	(5,502)
9	Euro-Dollar Future	Chicago Mercantile	December 2012	$2,215,525	(5,000)
9	Euro-Dollar Future	Chicago Mercantile	March 2013	$2,211,801	(5,012)
5	Euro-Dollar Future	Chicago Mercantile	June 2013	$1,226,461	(2,726)
2	Euro-Dollar Future	Chicago Mercantile	September 2013	$490,420	(305)

Total					$(127,924)

• Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Depreciation

USD	445,744	GBP	292,000	Citibank, NA	7/20/10	$(12,891)

• Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Bank of America NA	0.22%	9/29/10	Open	$6,045,074	$6,045,000
Barclays Capital Inc.	0.18%	3/04/10	Open	3,200,955	3,197,581
Barclays Capital Inc.	0.26%	5/14/10	Open	1,087,325	1,086,250
Barclays Capital Inc.	0.19%	9/30/10	Open	3,150,392	3,150,375
Barclays Capital Inc.	0.20%	9/23/10	Open	729,116	729,088
Barclays Capital Inc.	0.16%	9/28/10	Open	12,089,417	12,089,310
Barclays Capital Inc.	0.22%	9/29/10	Open	1,727,646	1,727,625
Credit Suisse International	0.20%	3/05/10	Open	933,403	932,315
Credit Suisse International	0.20%	3/05/10	Open	1,780,783	1,778,738
Credit Suisse International	0.19%	3/11/10	Open	1,222,552	1,221,236
Credit Suisse International	0.19%	3/11/10	Open	1,147,197	1,145,963
Credit Suisse International	0.28%	9/30/10	Open	3,695,404	3,695,375
JPMorgan Chase Bank NA	0.20%	9/09/10	Open	3,113,556	3,113,175
JPMorgan Chase Bank NA	0.25%	9/21/10	Open	2,211,153	2,211,000
Barclays Capital Inc.	0.00%	3/04/10	9/13/10	3,276,739	3,272,198
Morgan Stanley	0.00%	9/29/10	9/30/10	6,077,953	6,077,914
JPMorgan Chase Bank NA	0.40%	9/30/10	10/01/10	1,102,625	1,102,612
Morgan Stanley	0.22%	9/29/10	10/01/10	6,055,442	6,055,405

Total				$58,646,732	$58,631,160

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
• Credit default swaps on single-name issues — buy protection outstanding as of September 30, 2010 were as follows:

				Notional
	Pay			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation

Radio Shack Corp.	1.16%	UBS AG	December 2010	$1,355	$(593)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	$1,185	(5,341)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	$35	(1,083)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	$45	(1,240)
Radian Group, Inc.	5.00%	Citibank NA	March 2013	$750	(11,534)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	$1,170	(1,805)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$175	(9,067)
Radian Group, Inc.	5.00%	Citibank NA	June 2015	$750	(8,351)
MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$450	(5,601)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	$810	(369,279)
The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$750	(4,838)

Total					$(418,732)

• Credit default swaps on traded indexes — buy protection outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
	Pay			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Dow Jones CDX North America	5.00%	Citibank NA	June 2015	$760	$(20,807)
High Yield Series 14
Dow Jones CDX North America	5.00%	Citibank NA	June 2015	$620	(18,783)
High Yield Series 14
Dow Jones CDX North America	5.00%	Deutsche Bank AG	June 2015	$620	(18,404)
High Yield Series 14
Dow Jones CDX North America	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$340	(9,921)
High Yield Series 14
Dow Jones CDX North America	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$1,260	(39,889)
High Yield Series 14
Dow Jones CDX North America	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$840	(11,142)
High Yield Series 14
Dow Jones CDX North America	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$410	(12,170)
High Yield Series 14
Dow Jones CDX North America	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	$620	(18,783)
High Yield Series 14
Dow Jones CDX North America	1.00%	Citibank NA	June 2015	$1,800	(10,438)
Investment Grade High Volatility Index
Dow Jones CDX North America	1.00%	Citibank NA	June 2015	$1,870	(9,369)
Investment Grade Index Series 14
Dow Jones CDX North America	1.00%	Citibank NA	June 2015	$1,800	(8,832)
Investment Grade Index Series 14
ABX Home Equity 06-2 AAA Index	0.11%	Credit Suisse International	May 2046	$1,563	(31,844)
ABX Home Equity 06-2 AAA Index	0.11%	JPMorgan Chase Bank NA	May 2046	$1,563	2,531

Total					$(207,851)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
• Credit default swaps on traded indexes — sold protection outstanding as of September 30, 2010 were as follows:

					Notional
	Received			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)2	Depreciation

MCDX North America Series 14	0.0%	Goldman Sachs International	June 2020	AA	$600	$(21,207)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.
• Interest rate swaps outstanding as of September 30, 2010 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

0.68% (a)	3-month LIBOR	Deutsche Bank AG	September 2012	$6,000	$10,045
0.68% (a)	3-month LIBOR	UBS AG	September 2012	$5,900	9,355
0.68% (b)	3-month LIBOR	Credit Suisse International	September 2012	$15,500	(26,855)
0.68% (b)	3-month LIBOR	Deutsche Bank AG	September 2012	$12,000	(18,672)
0.66% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2012	$1,300	1,590
4.88% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	$4,500	381,246
1.72% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2013	$5,200	130,355
1.62% (b)	3-month LIBOR	Deutsche Bank AG	August 2015	$3,300	(22,364)
1.72% (a)	3-month LIBOR	Citibank NA	September 2015	$1,600	17,608
1.72% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$1,800	19,853
1.71% (b)	3-month LIBOR	Citibank NA	September 2015	$5,405	(55,291)
1.64% (a)	3-month LIBOR	Deutsche Bank AG	September 2015	$400	2,563
2.96% (a)	3-month LIBOR	Citibank NA	July 2020	$200	7,316
2.56% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,300	600
2.77% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,200	(22,194)
2.76% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,100	(37,570)
2.82% (b)	3-month LIBOR	Citibank NA	September 2020	$300	(6,839)
2.68% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,500	(16,019)
2.77% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$4,500	82,712
2.76% (a)	3-month LIBOR	Credit Suisse International	September 2020	$3,500	61,868
2.72% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$2,400	33,691
2.62% (b)	3-month LIBOR	UBS AG	September 2020	$1,300	(6,371)
2.62% (b)	3-month LIBOR	Credit Suisse International	September 2020	$1,700	(8,562)
2.69% (b)	3-month LIBOR	Citibank NA	September 2020	$2,800	(30,375)
2.69% (a)	3-month LIBOR	Citibank NA	September 2020	$300	3,458
2.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$700	(8,226)
2.70% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$6,600	80,844
2.57% (b)	3-month LIBOR	Deutsche Bank AG	September 2020	$500	(347)
2.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,200	7,138
2.55% (b)	3-month LIBOR	UBS AG	September 2020	$900	1,237
2.59% (a)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,100	2,321
2.80% (a)	3-month LIBOR	Citibank NA	September 2020	$600	(12,638)
4.48% (a)	3-month LIBOR	Citibank NA	April 2040	$300	66,617
3.48% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$800	(23,014)
3.50% (b)	3-month LIBOR	Deutsche Bank AG	September 2040	$1,200	(39,476)

Total					$585,604

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
• Total Return Interest rate swaps outstanding as of September 30, 2010 were as follows:

Interest			Notional		Unrealized
Receivable			Amount		Appreciation
Rate	Counterparty	Expiration	(000)		(Depreciation)

6.50%	Credit Suisse International	January 2038	USD	2,192	$(11,571	) (c)
6.50%	Goldman Sachs International	January 2038	USD	1,038	(7,806	) (c)
6.50%	JPMorgan Chase Bank NA	January 2038	USD	3,615	(10,491	) (c)
5.50%	Goldman Sachs International	January 2039	USD	1,882	21,423	(c)

Total					$(8,445)

(c)	Based on the change in the since inception return of the U.S. City Average All Items Consumer Price Index for All Urban Consumers as of September 30, 2010.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$21,012,787	—	$21,012,787
Corporate Bonds	—	62,970,690	—	62,970,690
Foreign Agency Obligations	—	5,488,220	—	5,488,220
Non-Agency Mortgage-Backed Securities	—	39,512,244	2,692,554	42,204,798
Preferred Securities	—	2,104,691	—	2,104,691
Taxable Municipal Bonds	—	5,035,405	—	5,035,405
U.S. Government Sponsored Agency Securities	—	310,063,401	—	310,063,401
U.S. Treasury Obligations	—	34,411,647	—	34,411,647
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(235,013,290)	—	(235,013,290)

Total	—	$245,585,795	$2,692,554	$248,278,349

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$2,531	—	$2,531
Interest rate contracts	$110,654	6,404,616	—	6,515,270
Other contracts	—	—	$21,423	21,423
Liabilities:
Credit contracts	—	(629,114)	(21,207)	(650,321)
Interest rate contracts	(158,624)	(12,730,185)	—	(12,888,809)
Foreign currency exchange contracts	—	(12,891)	—	(12,891)
Other contracts	—	—	(29,868)	(29,868)

Total	$(47,970)	$(6,965,043)	$(29,652)	$(7,042,665)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Non-Agency
	Asset-Backed	Mortgage-Backed
Assets	Securities	Securities	Total

Balance, as of December 31, 2009	$1,420,587	$940,275	$2,360,862
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(151)	—	(151)
Net change in unrealized appreciation/depreciation[2]	66,451	4,725	71,176
Purchases	—	—	—
Sales	(303,393)	—	(303,393)
Transfers in3	—	1,747,554	1,747,554
Transfers out[3]	(1,183,494)	—	(1,183,494)

Balance, as of September 30, 2010	—	$2,692,554	$2,692,554

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

	Interest Rate
	Contracts	Credit Contracts	Other Contracts	Total

Liabilities:
Balance, as of December 31, 2009	$(80,082)	—	—	$(80,082)
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation/ depreciation	80,082	—	—	80,082
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in [3]	—	$(21,207)	$(8,445)	(29,652)
Transfers out[3]	—	—	—	—

Balance, as of September 30, 2010	—	$(21,207)	$(8,445)	$(29,652)

[2]	The change in unrealized appreciation/depreciation of securities still held at September 30, 2010 was $4,725.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010	15

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Utilities and Telecommunications V.I. Fund†
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.2%
Tetra Tech, Inc. (a)	2,500	$52,425

Diversified Telecommunication Services — 11.5%
AT&T Inc.	34,447	985,184
BCE, Inc.	8,400	273,000
CenturyTel, Inc.	3,500	138,110
Frontier Communications Corp.	4,392	35,883
Qwest Communications International, Inc.	80,100	502,227
Swisscom AG	300	121,131
TW Telecom, Inc. (a)	8,200	152,274
Telefonica SA	6,388	158,557
Verizon Communications, Inc.	18,300	596,397
Windstream Corp.	11,855	145,698

		3,108,461

Electric Utilities — 33.8%
American Electric Power Co., Inc.	22,000	797,060
CEZ AS	1,500	67,009
CPFL Energia SA — ADR	1,700	119,663
Cia Energetica de Minas Gerais - ADR	7,040	115,386
Cleco Corp.	3,800	112,556
DPL, Inc.	21,500	561,795
Duke Energy Corp.	33,943	601,131
EDP — Energias do Brasil SA	10,200	218,709
Edison International	15,600	536,484
Entergy Corp.	11,500	880,095
Exelon Corp.	6,400	272,512
FirstEnergy Corp.	10,400	400,816
ITC Holdings Corp.	14,200	883,950
Iberdrola SA	16,500	127,233
NV Energy, Inc.	4,500	59,175
NextEra Energy, Inc.	21,900	1,191,141
Northeast Utilities, Inc.	6,000	177,420
PPL Corp.	7,800	212,394
Pinnacle West Capital Corp.	5,100	210,477
Progress Energy, Inc.	7,500	333,150
The Southern Co.	29,400	1,094,856
Westar Energy, Inc.	7,800	188,994

		9,162,006

Gas Utilities — 4.2%
EQT Corp.	4,600	165,876
Energen Corp.	6,000	274,320
New Jersey Resources Corp.	5,950	233,359
Oneok, Inc.	2,000	90,080
Questar Corp.	12,300	215,619
UGI Corp.	5,500	157,355

		1,136,609

Independent Power Producers & Energy Traders — 6.5%
The AES Corp. (a)	25,800	292,830
AES Tiete SA, Preference Shares	11,600	153,981
Calpine Corp. (a)	18,500	230,325
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	7,300	109,112
Constellation Energy Group, Inc.	8,800	283,712
International Power Plc	36,500	222,357
NRG Energy, Inc. (a)	22,300	464,286

		1,756,603

Internet Software & Services — 0.5%
Equinix, Inc. (a)	1,300	133,055

Media — 1.1%
Comcast Corp., Special Class A	11,300	192,213
Time Warner Cable, Inc.	2,100	113,379

		305,592

Multi-Utilities — 20.8%
CMS Energy Corp.	30,000	540,600
CenterPoint Energy, Inc.	18,500	290,820
Centrica Plc	31,000	157,595
Consolidated Edison, Inc.	8,500	409,870
DTE Energy Co.	2,400	110,232
Dominion Resources, Inc.	24,500	1,069,670
Integrys Energy Group, Inc.	1,900	98,914
NSTAR	7,400	291,190
NiSource, Inc.	5,500	95,700
OGE Energy Corp.	3,500	139,545
PG&E Corp.	14,900	676,758
Public Service Enterprise Group, Inc.	24,700	817,076
Sempra Energy	6,800	365,840
United Utilities Group Plc	9,300	83,703
Wisconsin Energy Corp.	5,500	317,900
Xcel Energy, Inc.	8,100	186,057

		5,651,470

Oil, Gas & Consumable Fuels — 5.4%
EOG Resources, Inc.	2,200	204,534
Petrohawk Energy Corp. (a)	2,900	46,806
QEP Resources, Inc.	12,300	370,722
Range Resources Corp.	2,100	80,073
Southwestern Energy Co. (a)	5,000	167,200
Spectra Energy Corp.	11,421	257,543
Talisman Energy, Inc.	5,500	96,195
Williams Cos., Inc.	12,600	240,786

		1,463,859

Water Utilities — 2.2%
American States Water Co.	1,000	35,780
American Water Works Co, Inc.	10,900	253,643
Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications V.I. Fund†
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
Aqua America, Inc.	8,600	$175,440
California Water Service Group	3,900	144,105
Cia Saneamento, Preference Shares (a)(b)	108	—

		608,968

Wireless Telecommunication Services — 10.7%
America Movil, SA de CV — ADR	6,300	335,979
American Tower Corp., Class A (a)	3,700	189,662
Cellcom Israel Ltd.	2,900	88,073
Clearwire Corp., Class A (a)	18,600	150,474
Crown Castle International Corp. (a)	4,600	203,090
Millicom International Cellular SA	2,200	211,090
NII Holdings, Inc. (a)	8,900	365,790
NTELOS Holdings Corp.	5,000	84,600
Rogers Communications, Inc., Class B	4,200	157,199
SBA Communications Corp., Class A (a)	10,300	415,090
Sprint Nextel Corp. (a)	47,800	221,314
Vivo Participacoes SA — ADR	3,600	97,812
Vodafone Group Plc — ADR	15,637	387,954

		2,908,127

Total Long-Term Investments (Cost — $22,332,596) — 96.9%		26,287,175

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	729,485	729,485
Total Short-Term Securities (Cost — $729,485) — 2.7%		729,485

Total Investments (Cost — $23,062,081*) — 99.6%		27,016,660
Other Assets Less Liabilities — 0.4%		113,264

Net Assets — 100.0%		$27,129,924

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$23,081,943

Gross unrealized appreciation	$4,856,158
Gross unrealized depreciation	(921,441)

Net unrealized appreciation	$3,934,717

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at		at
	December 31,	Net	September
Affiliate	2009	Activity	30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	245,805	483,680	729,485	$586

(d)	Represents the current yield as of report date.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications V.I. Fund†
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Commercial Services & Supplies	$52,425	—	—	$52,425
Diversified Telecommunication Services	2,828,773	$279,688	—	3,108,461
Electric Utilities	8,967,764	194,242	—	9,162,006
Gas Utilities	1,136,609	—	—	1,136,609
Independent Power Producers & Energy Traders	1,534,246	222,357	—	1,756,603
Internet Software & Services	133,055	—	—	133,055
Media	305,592	—	—	305,592
Multi-Utilities	5,410,172	241,298	—	5,651,470
Oil, Gas & Consumable Fuels	1,463,859	—	—	1,463,859
Water Utilities	608,968	—	—	608,968
Wireless Telecommunication Services	2,908,127	—	—	2,908,127
Short-Term Securities	729,485	—	—	729,485

Total	$26,079,075	$937,585	$—	$27,016,660

†	Effective October 1, 2010, the Fund changed its investment objective and investment strategies and also changed its name to BlackRock Equity Dividend V.I. Fund.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Ceradyne, Inc. (a)	33,500	$782,225
Curtiss-Wright Corp.	57,400	1,739,220
Esterline Technologies Corp. (a)	37,000	2,117,510
Moog, Inc., Class A (a)	35,900	1,274,809
Triumph Group, Inc.	8,650	645,203

		6,558,967

Automobiles — 0.6%
Thor Industries, Inc.	41,100	1,372,740

Biotechnology — 1.1%
Exelixis, Inc. (a)	112,000	439,040
Myriad Genetics, Inc. (a)	67,100	1,101,111
PDL BioPharma, Inc.	204,600	1,076,196

		2,616,347

Capital Markets — 0.2%
Piper Jaffray Cos. (a)	18,700	544,731

Chemicals — 3.6%
Arch Chemicals, Inc.	39,900	1,400,091
Ferro Corp. (a)	102,700	1,323,803
Huntsman Corp.	147,700	1,707,412
OM Group, Inc. (a)	32,400	975,888
Rockwood Holdings, Inc. (a)	56,800	1,787,496
Spartech Corp. (a)	139,500	1,145,295

		8,339,985

Commercial Banks — 6.7%
Bank of Hawaii Corp.	34,300	1,540,756
Community Bank System, Inc. (b)	60,900	1,401,309
Cullen/Frost Bankers, Inc.	32,400	1,745,388
East-West Bancorp, Inc.	50,500	822,140
First Financial Bankshares, Inc.	7,100	333,629
First Financial Corp.	15,000	442,500
First Horizon National Corp. (a)(b)	81,292	927,540
First Midwest Bancorp, Inc.	104,700	1,207,191
Glacier Bancorp, Inc.	87,500	1,277,500
Independent Bank Corp./MA	1,500	33,780
National Penn Bancshares, Inc.	111,700	698,125
Pinnacle Financial Partners, Inc. (a)	77,000	707,630
Popular, Inc. (a)	84,366	244,661
PrivateBancorp, Inc.	75,100	855,389
S&T Bancorp, Inc.	28,100	489,502
Sterling Bancshares, Inc.	41,800	224,466
Texas Capital Bancshares, Inc. (a)	13,900	240,053
UMB Financial Corp.	16,500	585,915
United Bankshares, Inc. (b)	50,100	1,246,989
Whitney Holding Corp.	59,000	482,030

		15,506,493

Communications Equipment — 3.4%
CommScope, Inc. (a)	81,100	1,925,314
Harmonic, Inc. (a)	209,100	1,438,608
Ixia (a)	101,398	1,257,335
JDS Uniphase Corp. (a)	159,100	1,971,249
Tellabs, Inc.	164,800	1,227,760

		7,820,266

Construction & Engineering — 0.8%
URS Corp. (a)	47,000	1,785,060

Consumer Finance — 0.2%
Ezcorp, Inc. (a)	26,000	521,040

Containers & Packaging — 1.0%
Packaging Corp. of America	49,800	1,153,866
Rock-Tenn Co., Class A	25,300	1,260,193

		2,414,059

Electric Utilities — 1.5%
Allete, Inc.	36,900	1,344,267
UIL Holdings Corp.	74,600	2,100,736

		3,445,003

Electrical Equipment — 0.6%
Regal-Beloit Corp.	25,100	1,473,119

Electronic Equipment, Instruments & Components — 0.7%
Ingram Micro, Inc., Class A (a)	101,800	1,716,348

Energy Equipment & Services — 2.8%
CARBO Ceramics, Inc.	22,200	1,798,200
Oil States International, Inc. (a)	22,600	1,052,030
Pioneer Drilling Co. (a)	108,700	693,506
Superior Energy Services, Inc. (a)	70,000	1,868,300
T-3 Energy Services, Inc. (a)	36,600	957,090

		6,369,126

Food Products — 1.1%
Dean Foods Co. (a)	15,400	157,234
Del Monte Foods Co.	71,400	936,054
Diamond Foods, Inc.	30,200	1,237,898
Hain Celestial Group, Inc. (a)	9,108	218,410

		2,549,596

Gas Utilities — 2.7%
Nicor, Inc.	21,500	985,130
South Jersey Industries, Inc.	48,700	2,409,189
Southwest Gas Corp.	82,200	2,761,098

		6,155,417

Health Care Equipment & Supplies — 2.9%
CONMED Corp. (a)	113,900	2,552,499
Exactech, Inc. (a)	8,600	140,352
Hansen Medical, Inc. (a)	287,600	411,268
Invacare Corp.	15,600	413,556
Merit Medical Systems, Inc. (a)	47,300	751,597
OraSure Technologies, Inc. (a)	605,600	2,452,680

		6,721,952

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services — 4.5%
Brookdale Senior Living, Inc. (a)	101,100	$1,648,941
Coventry Health Care, Inc. (a)	93,600	2,015,208
Health Net, Inc. (a)	115,300	3,135,007
Healthways, Inc. (a)	106,900	1,244,316
LCA-Vision, Inc. (a)	120,300	670,071
MedCath Corp. (a)	28,000	281,960
PharMerica Corp. (a)	139,400	1,328,482

		10,323,985

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	24,500	462,070
Jack in the Box, Inc. (a)	90,290	1,935,818

		2,397,888

Household Durables — 0.7%
Furniture Brands International, Inc. (a)	50,600	272,228
MDC Holdings, Inc.	49,600	1,439,888

		1,712,116

IT Services — 1.0%
Acxiom Corp. (a)	54,100	858,026
Convergys Corp. (a)	149,100	1,558,095

		2,416,121

Insurance — 4.3%
Allied World Assurance Holdings Ltd.	33,600	1,901,424
Amerisafe, Inc. (a)	32,500	610,350
Fidelity National Title Group, Inc., Class A	60,000	942,600
The Hanover Insurance Group, Inc.	19,900	935,300
Horace Mann Educators Corp.	44,200	785,876
Infinity Property & Casualty Corp.	20,200	985,154
ProAssurance Corp. (a)	28,500	1,641,315
RLI Corp.	22,100	1,251,302
Safety Insurance Group, Inc.	19,300	810,986

		9,864,307

Internet Software & Services — 2.0%
IAC/InterActiveCorp. (a)	99,700	2,619,119
ValueClick, Inc. (a)	150,800	1,972,464

		4,591,583

Leisure Equipment & Products — 0.5%
Leapfrog Enterprises, Inc. (a)	198,000	1,085,040

Life Sciences Tools & Services — 1.2%
Affymetrix, Inc. (a)	138,400	631,104
Pharmaceutical Product Development, Inc.	87,200	2,161,688

		2,792,792

Machinery — 9.0%
AGCO Corp. (a)	56,900	2,219,669
Altra Holdings, Inc. (a)	149,100	2,196,243
Astec Industries, Inc. (a)	45,500	1,298,115
Briggs & Stratton Corp.	108,400	2,060,684
CIRCOR International, Inc.	45,700	1,444,120
EnPro Industries, Inc. (a)	59,200	1,851,776
IDEX Corp.	65,000	2,308,150
Kennametal, Inc.	45,100	1,394,943
RBC Bearings, Inc. (a)	46,800	1,590,264
Robbins & Myers, Inc.	111,000	2,972,580
Terex Corp. (a)	63,900	1,464,588

		20,801,132

Media — 2.0%
Harte-Hanks, Inc.	211,400	2,467,038
Playboy Enterprises, Inc., Class B (a)	279,500	1,436,630
Regal Entertainment Group, Series A	52,800	692,736

		4,596,404

Metals & Mining — 1.6%
Carpenter Technology Corp.	71,200	2,400,152
Stillwater Mining Co. (a)(b)	83,700	1,409,508

		3,809,660

Multi-Utilities — 2.1%
NorthWestern Corp.	50,200	1,430,700
OGE Energy Corp.	51,600	2,057,292
Vectren Corp.	49,900	1,290,913

		4,778,905

Multiline Retail — 1.8%
Big Lots, Inc. (a)	47,200	1,569,400
Fred’s, Inc.	83,600	986,480
Saks, Inc. (a)	182,200	1,566,920

		4,122,800

Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp., Class A	25,600	770,816
Frontier Oil Corp.	49,100	657,940
Oasis Petroleum, Inc. (a)	89,800	1,739,426
SM Energy Co.	47,500	1,779,350
Ship Finance International Ltd. (b)	59,000	1,146,370
Whiting Petroleum Corp. (a)	12,000	1,146,120
World Fuel Services Corp.	17,400	452,574

		7,692,596

Personal Products — 0.5%
Alberto-Culver Co.	28,000	1,054,200

Pharmaceuticals — 1.6%
King Pharmaceuticals, Inc. (a)	363,100	3,616,476

Professional Services — 1.2%
Kelly Services, Inc., Class A (a)	66,500	780,045
Kforce, Inc. (a)	63,600	872,592

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Professional Services (concluded)
Resources Connection, Inc.	75,100	$1,033,376

		2,686,013

Real Estate Investment Trusts (REITs) — 6.6%
AMB Property Corp.	37,100	982,037
Acadia Realty Trust	100,100	1,901,900
American Campus Communities, Inc.	88,800	2,703,072
BioMed Realty Trust, Inc.	144,400	2,587,648
CommonWealth REIT	52,350	1,340,160
Lexington Corporate Properties Trust (b)	210,050	1,503,958
The Macerich Co.	27,347	1,174,554
Omega Healthcare Investors, Inc.	29,700	666,765
Potlatch Corp.	16,700	567,800
Senior Housing Properties Trust	27,000	634,500
Winthrop Realty Trust	97,700	1,207,572

		15,269,966

Real Estate Management & Development — 0.3%
The St. Joe Co. (a)(b)	23,600	586,932

Road & Rail — 2.4%
Marten Transport Ltd.	91,900	2,130,242
Railamerica, Inc. (a)	163,000	1,569,690
Vitran Corp., Inc. (a)	171,600	1,879,020

		5,578,952

Semiconductors & Semiconductor Equipment — 3.7%
Actel Corp. (a)	80,400	1,282,380
DSP Group, Inc. (a)	212,700	1,488,900
Intersil Corp., Class A	75,600	883,764
MKS Instruments, Inc. (a)	86,400	1,553,472
PMC-Sierra, Inc. (a)	112,000	824,320
Teradyne, Inc. (a)	121,700	1,355,738
Zoran Corp. (a)	157,500	1,203,300

		8,591,874

Software — 2.3%
Bottomline Technologies, Inc. (a)	164,003	2,519,086
Novell, Inc. (a)	127,600	761,772
RealD Inc. (a)	11,200	207,088
TIBCO Software, Inc. (a)	108,500	1,924,790

		5,412,736

Specialty Retail — 6.0%
Charming Shoppes, Inc. (a)(b)	439,300	1,546,336
The Children’s Place Retail Stores, Inc. (a)	43,400	2,116,618
Collective Brands, Inc. (a)	70,200	1,133,028
Dress Barn, Inc. (a)	75,800	1,800,250
Genesco, Inc. (a)	64,300	1,921,284
Jo-Ann Stores, Inc. (a)	45,100	2,009,205
Penske Auto Group, Inc. (a)	68,400	902,880
The Talbots, Inc. (a)(b)	141,000	1,847,100
The Wet Seal, Inc., Class A (a)	204,700	693,933

		13,970,634

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	67,300	1,321,772
Steven Madden Ltd. (a)	11,450	470,137

		1,791,909

Thrifts & Mortgage Finance — 1.6%
Dime Community Bancshares, Inc.	122,600	1,698,010
Provident Financial Services, Inc.	125,400	1,549,944
Provident New York Bancorp	51,500	432,085

		3,680,039

Trading Companies & Distributors — 0.7%
H&E Equipment Services, Inc. (a)	106,600	849,602
WESCO International, Inc. (a)	19,500	766,155
		1,615,757

Total Common Stocks — 95.4%		220,751,066

Warrants (c)

Commercial Banks — 0.2%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	67,800	503,076

Total Warrants — 0.2%		503,076

Total Long-Term Investments (Cost — $200,758,164) — 95.6%		221,254,142

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	9,501,224	9,501,224

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (d)(e)(f)	$8,349	8,348,609

Total Short-Term Securities (Cost — $17,849,833) — 7.7%		17,849,833

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 3

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $218,607,997*) — 103.3%	$239,103,975
Liabilities in Excess of Other Assets — (3.3)%	(7,640,257)

Net Assets — 100.0%	$231,463,718

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$224,324,289
Gross unrealized appreciation	$34,005,877
Gross unrealized depreciation	(19,226,191)

Net unrealized appreciation	$14,779,686

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/
	Beneficial	Shares/
	Interest Held at	Beneficial	Shares/	Value at
	December 31,	Interest	Beneficial	September 30,	Realized
Affiliate	2009	Purchased	Interest Sold	2010	Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,473,939	7,027,285 [1]	—	$9,501,224	—	$6,797
BlackRock Liquidity Series, LLC Money Market Series	$20,332,250	—	$(11,983,641)[2]	$8,348,609	—	$87,509
iShares Dow Jones U.S. Real Estate Index Fund	24,600	—	(24,600)	—	$20,114	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$221,254,142	—	—	$221,254,142
Short-Term Securities	9,501,224	$8,348,609	—	17,849,833

Total	$230,755,366	$8,348,609	—	$239,103,975

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2010 5

Item 2 — Controls and Procedures
2(a) —	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 — Exhibits
Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Variable Series Funds, Inc.
Date: November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.
Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.
Date: November 22, 2010